UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a Copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 100.5%
COMMON STOCK — 33.1%
Argentina — 0.0%
Consumer Products — 0.0%
Adecoagro SA (a)	44,800	$491,456

Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc. A Shares (a)	26,900	128,313

Total Argentina		619,769

Australia — 0.0%
Iron & Steel — 0.0%
BHP Billiton PLC ADR	27,300	692,874

Software — 0.0%
Atlassian Corp. PLC Class A (a)	2,300	59,570

Total Australia		752,444

Belgium — 0.1%
Biotechnology & Pharmaceuticals — 0.0%
Galapagos NV (a),(b),(d)	17,064	937,707

Insurance — 0.1%
Ageas	52,183	1,813,843

Transportation & Logistics — 0.0%
Euronav NV	17,300	158,641

Total Belgium		2,910,191

Bermuda — 0.1%
Insurance — 0.0%
Aspen Insurance Holdings Ltd.	4,000	185,520

Media — 0.0%
Central European Media Enterprises Ltd. A Shares (a)	5,300	11,183

Semiconductors — 0.1%
Marvell Technology Group Ltd.	213,500	2,034,655

Total Bermuda		2,231,358

Brazil — 0.0%
Aerospace & Defense — 0.0%
Embraer SA ADR	5,700	123,804

Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	2,700	17,577

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR (c)	28,400	62,764

Total Brazil		204,145

Canada — 0.1%
Asset Management — 0.0%
Fairfax India Holdings Corp. (a),(e)	90,000	945,000

Banking — 0.1%
Canadian Imperial Bank of Commerce	17,050	1,280,647

Biotechnology & Pharmaceuticals — 0.0%
Pronai Therapeutics, Inc. (a)	1,500	2,985

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
QLT, Inc. (a),(c)	6,400	$9,088

		12,073

Forest & Paper Products — 0.0%
Mercer International, Inc. (c)	13,800	110,124

Gaming, Lodging & Restaurants — 0.0%
Restaurant Brands International	21	874

Media — 0.0%
Points International Ltd. (a),(c)	100	905

Metals & Mining — 0.0%
Dominion Diamond Corp. (c)	19,300	170,612
Nevsun Resources Ltd. (c)	7,200	21,168
Taseko Mines Ltd. (a),(c)	200	98

		191,878

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(c)	4,500	25,155
Gran Tierra Energy, Inc. (a),(c)	24,400	82,472
TransGlobe Energy Corp. (c)	800	1,464

		109,091

Passenger Transportation — 0.0%
Student Transportation, Inc. (c)	1,800	9,252

Renewable Energy — 0.0%
Canadian Solar, Inc. (a)	21,400	323,568

Specialty Finance — 0.0%
MFC Industrial Ltd. (a),(c)	400	876

Total Canada		2,984,288

Cayman Islands — 0.0%
Utilities — 0.0%
Consolidated Water Co. Ltd.	1,600	20,896

Total Cayman Islands		20,896

Chile — 0.0%
Banking — 0.0%
Banco Santander Chile ADR	200	3,874

Utilities — 0.0%
Empresa Nacional de Electricidad SA ADR	8,000	221,840

Total Chile		225,714

China — 1.1%
Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a),(c)	700	4,151

Chemicals — 0.0%
Origin Agritech Ltd. (a)	100	178

Consumer Services — 0.0%
New Oriental Education & Technology Group, Inc. ADR (c)	2,900	121,452
Tarena International, Inc. ADR	300	3,099

		124,551

Financial Services — 0.2%
Mandatory Exchangeable Trust (b),(c)	100,000	10,211,000

Gaming, Lodging & Restaurants — 0.0%
China Lodging Group Ltd. ADR	17,100	622,953

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Health Care Facilities & Services — 0.0%
iKang Healthcare Group, Inc. ADR (a)	1,000	$18,340

Insurance — 0.0%
China Life Insurance Co. Ltd. ADR	21,100	227,036
CNinsure, Inc. ADR (a),(c)	4,400	31,284
PICC Property & Casualty Co. Ltd. H Shares	720,000	1,137,057

		1,395,377

Machinery — 0.0%
Hollysys Automation Technologies Ltd. (a),(c)	7,400	128,538

Media — 0.1%
Autohome, Inc. ADR (a)	7,900	158,869
Leju Holdings Ltd. ADR (a)	800	3,720
Phoenix New Media Ltd. ADR (a)	800	2,944
SINA Corp. (a)	47,900	2,484,573
Sohu.com, Inc. (a),(c)	26,700	1,010,862
Xunlei Ltd. ADR (a)	8,500	44,540
Zhaopin Ltd. ADR (a),(c)	3,740	54,342

		3,759,850

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR (c)	3,000	85,470
Guangshen Railway Co. Ltd. ADR (c)	200	4,742

		90,212

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd. ADR (c)	23,600	115,640

Renewable Energy — 0.0%
JA Solar Holdings Co. Ltd. ADR (a)	9,600	65,760

Retail—Discretionary — 0.4%
Alibaba Group Holding Ltd. ADR (a)	192,611	15,318,353
E-Commerce China Dangdang, Inc. A Shares ADR (a)	6,600	39,930
Jumei International Holding Ltd. ADR (a)	13,000	53,690

		15,411,973

Software — 0.0%
Changyou.com Ltd. ADR (a),(c)	600	12,024
NetEase, Inc. ADR	4,800	927,456

		939,480

Telecommunications — 0.4%
China Mobile Ltd.	1,554,500	17,981,279

Total China		50,869,282

France — 0.1%
Asset Management — 0.0%
Amundi SA	31,157	1,294,589

Banking — 0.1%
BNP Paribas SA	35,197	1,543,582

Total France		2,838,171

Greece — 0.0%
Real Estate — 0.0%
Grivalia Properties REIC	1,168	9,163

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc. (c)	13,300	73,150
Costamare, Inc. (c)	14,900	114,283
Safe Bulkers, Inc.	11,200	11,760

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
StealthGas, Inc. (a),(c)	1,500	$5,670
Tsakos Energy Navigation Ltd.	27,900	130,851

		335,714

Total Greece		344,877

Hong Kong — 0.0%
Health Care Facilities & Services — 0.0%
China Cord Blood Corp. (a)	1,300	7,475

Insurance — 0.0%
AIA Group Ltd.	262,200	1,573,397

Media — 0.0%
Global Sources Ltd. (a)	1,500	13,755

Transportation & Logistics — 0.0%
Seaspan Corp.	2,300	32,108

Total Hong Kong		1,626,735

India — 0.0%
Technology Services — 0.0%
WNS Holdings Ltd. ADR (a)	1,700	45,900

Total India		45,900

Indonesia — 0.0%
Banking — 0.0%
PT Bank Central Asia Tbk	1,467,300	1,485,726

Total Indonesia		1,485,726

Ireland — 0.0%
Medical Equipment & Devices — 0.0%
Trinity Biotech PLC ADR (c)	5,500	62,370

Passenger Transportation — 0.0%
Ryanair Holdings PLC ADR	12,475	867,512

Specialty Finance — 0.0%
Fly Leasing Ltd. ADR (c)	18,800	186,684

Total Ireland		1,116,566

Israel — 0.3%
Biotechnology & Pharmaceuticals — 0.2%
Teva Pharmaceutical Industries Ltd. ADR (c)	157,108	7,891,535

Consumer Products — 0.0%
SodaStream International Ltd. (a)	4,600	98,118

Electrical Equipment — 0.0%
Magal Security Systems Ltd. (a)	100	477
Orbotech Ltd. (a),(c)	18,000	459,900

		460,377

Hardware — 0.0%
AudioCodes Ltd. (a)	100	419
Radware Ltd. (a),(c)	7,000	78,820
Silicom Ltd.	200	5,980

		85,219

Home & Office Products — 0.0%
Caesarstone Sdot-Yam Ltd. (a)	200	6,952

Media — 0.0%
Wix.com Ltd. (a)	29,700	901,395

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Medical Equipment & Devices — 0.0%
Syneron Medical Ltd. (a),(c)	7,200	$55,368

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (a),(c)	1,800	19,692

Software — 0.1%
Attunity Ltd. (a)	500	4,655
Check Point Software Technologies Ltd. (a),(b),(c),(d)	16,515	1,315,915
Mind CTI Ltd.	200	428
Sapiens International Corp. NV (c)	1,400	16,394

		1,337,392

Technology Services — 0.0%
Magic Software Enterprises Ltd. (c)	600	3,978

Telecommunications — 0.0%
Allot Communications Ltd. (a),(c)	600	2,952

Total Israel		10,862,978

Italy — 0.4%
Asset Management — 0.1%
Anima Holding SpA (a)	591,444	2,788,388

Banking — 0.1%
Banca Generali SpA	74,907	1,501,395
Banca Popolare dell’Emilia Romagna (a)	281,090	1,031,997

		2,533,392

Technology Services — 0.1%
Cerved Information Solutions SpA	346,916	2,733,125

Telecommunications — 0.1%
Telecom Italia SpA (b)	11,033,851	9,062,191

Total Italy		17,117,096

Japan — 1.1%
Automotive — 0.2%
Aisin Seiki Co. Ltd.	86,600	3,527,501
Mazda Motor Corp.	334,000	4,419,914

		7,947,415

Consumer Products — 0.1%
MEIJI Holdings Co. Ltd.	54,900	5,641,264

Electrical Equipment — 0.2%
Daikin Industries Ltd. (d)	53,100	4,462,777
Keyence Corp. (d)	8,100	5,526,860

		9,989,637

Hardware — 0.2%
Sony Corp.	346,000	10,193,843

Insurance — 0.1%
Tokio Marine Holdings, Inc.	40,800	1,358,275

Real Estate — 0.3%
Mitsubishi Estate Co. Ltd.	328,000	6,016,436
Mitsui Fudosan Co. Ltd. (c)	272,000	6,242,611

		12,259,047

Specialty Finance — 0.0%
Orix Corp. ADR (c)	100	6,391

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Telecommunications — 0.0%
SoftBank Group Corp. (b)	23,800	$1,345,938

Total Japan		48,741,810

Luxembourg — 0.0%
Iron & Steel — 0.0%
Ternium SA ADR (c)	16,300	310,678

Total Luxembourg		310,678

Netherlands — 0.5%
Banking — 0.0%
ING Groep NV CVA	137,711	1,424,744

Insurance — 0.0%
Aegon NV	977	3,918

Metals & Mining — 0.0%
Constellium NV Class A (a),(b)	2,572	12,063

Oil, Gas & Coal — 0.0%
Royal Dutch Shell PLC ADR	49	2,706

Semiconductors — 0.0%
NXP Semiconductor NV (a),(b),(c)	19,542	1,530,920

Software — 0.1%
InterXion Holding NV (a)	54,500	2,009,960

Telecommunications — 0.4%
Koninklijke KPN NV	5,395,406	19,231,570

Total Netherlands		24,215,881

Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (a),(c)	17,600	69,872
Popular, Inc.	5,090	149,137

		219,009

Health Care Facilities & Services — 0.0%
Triple-S Management Corp. B Shares (a),(c)	4,600	112,378

Technology Services — 0.0%
Evertec, Inc.	20,500	318,570

Total Puerto Rico		649,957

Republic of Korea — 0.0%
Hardware — 0.0%
LG Display Co. Ltd. ADR (c)	6,300	73,017

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (a)	5,100	28,866

Telecommunications — 0.0%
KT Corp. ADR	5,500	78,430
SK Telecom Co. Ltd. ADR	16,000	334,720

		413,150

Total Republic of Korea		515,033

Russian Federation — 0.1%
Banking — 0.1%
Sberbank of Russia PJSC ADR	352,200	3,074,706

Media — 0.0%
Yandex NV A Shares (a)	16,000	349,600

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Total Russian Federation		$3,424,306

Singapore — 0.4%
Machinery — 0.0%
China Yuchai International Ltd. (c)	2,502	27,072

Semiconductors — 0.4%
Broadcom Ltd.	121,611	18,898,349
Kulicke & Soffa Industries, Inc. (a),(c)	28,500	346,845

Total Singapore		19,272,266

South Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR	98,200	481,180

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(c)	27,300	272,727

Total South Africa		753,907

Spain — 0.0%
Biotechnology & Pharmaceuticals — 0.0%
Grifols SA ADR	101,000	1,683,670

Total Spain		1,683,670

Sweden — 0.0%
Biotechnology & Pharmaceuticals — 0.0%
Meda AB A Shares (b)	89,665	1,625,918

Total Sweden		1,625,918

Switzerland — 0.4%
Apparel & Textile Products — 0.0%
Cie Financiere Richemont SA (b)	2,753	161,146
Swatch Group AG (The) (b)	163	47,433

		208,579

Asset Management — 0.0%
Julius Baer Group Ltd. (b)	1,183	47,614
UBS Group AG (b),(c)	19,270	250,039

		297,653

Biotechnology & Pharmaceuticals — 0.1%
Actelion Ltd. (b)	542	91,271
Novartis AG (b),(c)	12,137	1,001,770
Roche Holding AG (b),(c)	3,707	978,202

		2,071,243

Chemicals — 0.2%
Givaudan SA (b)	52	104,703
Syngenta AG (a),(b)	20,379	7,822,448

		7,927,151

Commercial Services — 0.0%
Adecco SA (b)	897	45,243
SGS SA (b)	29	66,432

		111,675

Construction Materials — 0.0%
LafargeHolcim Ltd. (b)	1,269	53,092

Consumer Products — 0.0%
Nestle SA (b),(c)	17,016	1,318,371

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Electrical Equipment — 0.1%
ABB Ltd. (b)	11,606	$229,707
TE Connectivity Ltd.	61,900	3,535,109

		3,764,816

Hardware — 0.0%
Logitech International SA (a)	200	3,256

Home & Office Products — 0.0%
Geberit AG (b)	201	76,131

Institutional Financial Services — 0.0%
Credit Suisse Group AG (b)	8,058	85,837

Insurance — 0.0%
Swiss Re AG (b)	1,860	162,453
Zurich Insurance Group AG (b)	791	195,680

		358,133

Semiconductors — 0.0%
STMicroelectronics NV	400	2,356

Telecommunications — 0.0%
Swisscom AG (b)	123	61,107

Total Switzerland		16,339,400

Taiwan — 0.0%
Hardware — 0.0%
AU Optronics Corp. ADR	19,600	68,404

Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR (c)	69,400	387,252
ChipMOS Technologies Bermuda Ltd. (c)	1,500	27,165
Himax Technologies, Inc. ADR	5,100	42,126
Siliconware Precision Industries Co. Ltd. ADR	20	153
United Microelectronics Corp. ADR	25,600	50,944

		507,640

Total Taiwan		576,044

Thailand — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a),(c)	25,200	935,424

Total Thailand		935,424

United Kingdom — 1.2%
Automotive — 0.0%
Delphi Automotive PLC	9,200	575,920

Banking — 0.2%
HSBC Holdings PLC (d)	411,600	2,523,431
Metro Bank PLC (a)	213,473	5,138,080

		7,661,511

Consumer Products — 0.2%
Coca-Cola European Partners PLC	139,605	4,982,502
SABMiller PLC (a),(b),(c)	43,103	2,513,727
Unilever NV	24	1,127

		7,497,356

Gaming, Lodging & Restaurants — 0.0%
Belmond Ltd. Class A (a)	25,400	251,460

Insurance — 0.0%
Aviva PLC ADR	100	1,069

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Aviva PLC ADR	377,511	$1,989,968
Prudential PLC ADR	37	1,258

		1,992,295

Media — 0.5%
Liberty Global PLC (a),(c),(d)	702,639	20,409,424

Oil, Gas & Coal — 0.0%
Seadrill Ltd. (a)	10,500	34,020

Real Estate — 0.1%
Big Yellow Group PLC	120,953	1,259,478
Kennedy Wilson Europe Real Estate PLC	156,663	2,011,674

		3,271,152

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A (c)	1,300	20,709

Telecommunications — 0.2%
BT Group PLC	1,685,332	9,263,589
Vodafone Group PLC ADR (d)	34,993	1,080,934

		10,344,523

Total United Kingdom		52,058,370

United States — 27.2%
Aerospace & Defense — 0.1%
AAR Corp.	1,300	30,342
Aerovironment, Inc. (a)	100	2,780
B/E Aerospace, Inc. (c)	10,900	503,307
Ducommun, Inc. (a),(c)	700	13,846
HEICO Corp.	2,100	140,301
KLX, Inc. (a)	400	12,400
L-3 Communications Holdings, Inc.	21,100	3,095,159
LMI Aerospace, Inc. (a),(c)	200	1,608
Lockheed Martin Corp.	2,300	570,791
Moog, Inc. Class A (a),(c)	3,600	194,112
Spirit AeroSystems Holdings, Inc. Class A (a),(c)	37,800	1,625,400

		6,190,046

Apparel & Textile Products — 0.4%
Albany International Corp. Class A	2,700	107,811
Carter’s, Inc.	7,200	766,584
Columbia Sportswear Co.	200	11,508
Culp, Inc.	3,200	88,416
Kate Spade & Co. (a),(b),(c),(d)	65,295	1,345,730
Nike, Inc. Class B (c)	223,200	12,320,640
Perry Ellis International, Inc. (a),(c)	6,400	128,768
PVH Corp.	3,900	367,497
Rocky Brands, Inc.	300	3,426
Skechers U.S.A., Inc. Class A (a),(b),(c),(d)	123,105	3,658,681
Unifi, Inc. (a)	400	10,892
Vince Holding Corp. (a),(c)	17,469	95,730

		18,905,683

Asset Management — 0.2%
Acacia Research Corp.	300	1,320
Affiliated Managers Group, Inc. (a)	400	56,308
American Capital Ltd. (a)	5,200	82,316
Apollo Investment Corp.	26,100	144,594
Ares Capital Corp. (c)	147,000	2,087,400
BlackRock Kelso Capital Corp. (c)	39,600	308,088
Calamos Asset Management, Inc. Class A (c)	7,800	57,018

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Capital Southwest Corp.	200	$2,734
Capitala Finance Corp.	8,000	112,000
Charles Schwab Corp. (b),(c),(d)	49,605	1,255,503
E*TRADE Financial Corp. (a)	26,400	620,136
Fidus Investment Corp. (c)	8,100	123,687
Fifth Street Finance Corp.	52,100	252,685
Fifth Street Senior Floating Rate Corp.	200	1,592
Firsthand Technology Value Fund, Inc. (a),(c)	900	6,673
FS Investment Corp.	5,200	47,060
Garrison Capital, Inc. (c)	7,500	75,675
Gladstone Capital Corp. (c)	9,600	69,504
Gladstone Investment Corp. (c)	21,100	151,076
GSV Capital Corp.	1,400	7,028
Hercules Technology Growth Capital, Inc.	8,600	106,812
Horizon Technology Finance Corp. (c)	5,700	69,540
Invesco Ltd.	20,200	515,908
KCAP Financial, Inc. (c)	12,000	47,040
Legg Mason, Inc. (c)	82,400	2,429,976
Manning & Napier, Inc.	1,300	12,350
Medallion Financial Corp. (c)	10,300	76,014
Monroe Capital Corp.	1,400	20,762
MVC Capital, Inc. (c)	2,500	20,100
OHA Investment Corp. (c)	2,700	5,238
Oppenheimer Holdings, Inc. Class A (c)	600	9,276
PennantPark Floating Rate Capital Ltd. (c)	8,762	108,649
PennantPark Investment Corp. (c)	28,300	193,289
Prospect Capital Corp.	14,700	114,954
Solar Capital Ltd. (c)	13,900	264,795
Solar Senior Capital Ltd. (c)	2,200	35,442
Stellus Capital Investment Corp. (c)	4,100	41,984
TCP Capital Corp.	6,800	103,904
THL Credit, Inc. (c)	10,800	120,204
TICC Capital Corp. (c)	20,100	105,927
TPG Specialty Lending, Inc. (c)	11,300	187,693
Triangle Capital Corp.	3,000	58,140
TriplePoint Venture Growth BDC Corp.	5,600	59,304
WhiteHorse Finance, Inc. (c)	3,300	35,706

		10,205,404

Automotive — 0.1%
Cooper-Standard Holding, Inc. (a)	13,500	1,066,365
Goodyear Tire & Rubber Co.	50,100	1,285,566
Horizon Global Corp. (a)	1,400	15,890
Johnson Controls, Inc.	400	17,704
Modine Manufacturing Co. (a)	5,300	46,640
Motorcar Parts of America, Inc. (a)	1,000	27,180
Superior Industries International, Inc.	2,400	64,272
Tenneco, Inc. (a),(c)	9,100	424,151
Tower International, Inc. (c)	6,300	129,654
Visteon Corp. (c)	7,800	513,318

		3,590,740

Banking — 0.7%
Arrow Financial Corp. (c)	816	24,717
Astoria Financial Corp.	3,100	47,523
Atlantic Capital Bancshares, Inc. (a)	3,700	53,502
Bancorp, Inc. (a),(c)	1,000	6,020
Bank Mutual Corp. (c)	5,000	38,400
Bank of America Corp.	1,419,718	18,839,658
Bank of Marin Bancorp	1,100	53,207
BankFinancial Corp.	4,755	57,012
BBCN Bancorp, Inc.	6,600	98,472

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Beneficial Bancorp, Inc. (a)	29,382	$373,739
Berkshire Hills Bancorp, Inc.	700	18,844
Blue Hills Bancorp, Inc.	300	4,428
Boston Private Financial Holdings, Inc.	400	4,712
Bridge Bancorp, Inc.	400	11,360
Brookline Bancorp, Inc.	400	4,412
Bryn Mawr Bank Corp.	200	5,840
C1 Financial, Inc. (a)	100	2,333
Cardinal Financial Corp.	1,700	37,298
Cathay General Bancorp	600	16,920
Centerstate Banks, Inc. (c)	2,429	38,257
Central Pacific Financial Corp. (c)	8,900	210,040
Charter Financial Corp. (c)	1,700	22,576
Chemical Financial Corp. (c)	7,300	272,217
Citizens Financial Group, Inc.	48,500	969,030
City Holding Co. (c)	300	13,641
Clifton Bancorp, Inc.	700	10,549
CoBiz Financial, Inc.	800	9,360
Comerica, Inc.	500	20,565
Commerce Bancshares, Inc.	20	958
CU Bancorp (a)	300	6,819
Dime Community Bancshares, Inc. (c)	2,900	49,329
East West Bancorp, Inc.	28,200	963,876
Enterprise Financial Services Corp.	500	13,945
Farmers Capital Bank Corp. (c)	100	2,735
FCB Financial Holdings, Inc. Class A (a)	2,700	91,800
Fidelity Southern Corp. (c)	4,400	68,948
Financial Institutions, Inc. (c)	300	7,821
First Bancorp/Southern Pines	2,000	35,160
First Busey Corp.	1,366	29,219
First Business Financial Services, Inc.	600	14,082
First Community Bancshares, Inc. (c)	1,200	26,928
First Defiance Financial Corp.	2,000	77,700
First Financial Corp.	400	14,648
First Financial Northwest, Inc. (c)	1,700	22,576
First Interstate BancSystem, Inc. Class A (c)	3,200	89,920
First Midwest Bancorp, Inc.	3,800	66,728
First NBC Bank Holding Co. (a)	1,900	31,901
First Niagara Financial Group, Inc.	56,600	551,284
FirstMerit Corp.	200	4,054
Flushing Financial Corp.	6,200	123,256
FNB Corp.	37	464
Franklin Financial Network, Inc. (a)	1,100	34,496
Great Western Bancorp, Inc.	19,100	602,414
Guaranty Bancorp	800	13,360
Heartland Financial USA, Inc.	300	10,587
Heritage Financial Corp.	500	8,790
Hilltop Holdings, Inc. (a)	995	20,885
HomeTrust Bancshares, Inc. (a)	200	3,700
Huntington Bancshares, Inc.	300	2,682
Independent Bank Corp. (c)	4,200	60,942
Independent Bank Group, Inc. (c)	400	17,164
Investors Bancorp, Inc.	166,200	1,841,496
KeyCorp	133,400	1,474,070
Lakeland Bancorp, Inc.	2,500	28,450
Mercantile Bank Corp.	1,800	42,948
National Bankshares, Inc. (c)	200	6,984
Northrim BanCorp, Inc.	1,000	26,290
OceanFirst Financial Corp.	11,192	203,358
Oritani Financial Corp.	10,900	174,291
Pacific Premier Bancorp, Inc. (a),(c)	5,600	134,400
Park Sterling Corp. (c)	1,000	7,090

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Peapack Gladstone Financial Corp.	800	$14,808
Peoples Bancorp, Inc.	500	10,895
Preferred Bank (c)	800	23,100
PrivateBancorp, Inc.	200	8,806
Regions Financial Corp. (c)	154,100	1,311,391
Seacoast Banking Corp. of Florida (a)	3,000	48,720
Signature Bank (a)	200	24,984
Southwest Bancorp, Inc. (c)	2,200	37,246
Stonegate Bank	3,000	96,810
Sun Bancorp, Inc. (a),(c)	20	413
SVB Financial Group (a)	4,900	466,284
Synovus Financial Corp.	15,200	440,648
Talmer Bancorp, Inc. Class A (c)	16,300	312,471
TCF Financial Corp.	5,600	70,840
Trico Bancshares (c)	1,600	44,160
TriState Capital Holdings, Inc. (a),(c)	2,900	39,817
Triumph Bancorp, Inc. (a)	2,300	36,800
TrustCo Bank Corp.	600	3,846
Union Bankshares Corp.	100	2,471
United Financial Bancorp, Inc.	100	1,298
Univest Corp. of Pennsylvania (c)	3,200	67,264
Washington Trust Bancorp, Inc.	4,100	155,472
Waterstone Financial, Inc.	100	1,533
Wells Fargo & Co.	35,900	1,699,147
Western Alliance Bancorp (a)	3,281	107,125
Wilshire Bancorp, Inc. (c)	13,000	135,460
WSFS Financial Corp.	400	12,876
Zions BanCorp.	5,900	148,267

		33,596,132

Biotechnology & Pharmaceuticals — 2.8%
Acorda Therapeutics, Inc. (a)	30,700	783,003
Adverum Biotechnollogies, Inc. (a)	2,200	6,952
Akorn, Inc. (a),(b),(c)	19,990	569,415
Albany Molecular Research, Inc. (a)	200	2,688
Alexion Pharmaceuticals, Inc. (a)	22,800	2,662,128
Allergan PLC (a),(b),(c)	32,562	7,524,753
Amphastar Pharmaceuticals, Inc. (a)	5,800	93,496
Anika Therapeutics, Inc. (a)	4,700	252,155
Applied Genetic Technologies Corp. (a)	200	2,826
ArQule, Inc. (a),(c)	2,100	3,990
Array BioPharma, Inc. (a),(c)	7,300	25,988
Biogen Idec, Inc. (a),(b),(c)	98,010	23,700,778
BioMarin Pharmaceutical, Inc. (a),(b),(c)	167,020	12,994,156
BioSpecifics Technologies Corp. (a),(c)	100	3,994
Bristol-Myers Squibb Co. (b),(c)	158,150	11,631,932
Chimerix, Inc. (a)	3,700	14,541
Cidara Therapeutics, Inc. (a)	100	1,031
Corcept Therapeutics, Inc. (a)	14,900	81,354
Cytokinetics, Inc. (a)	2,600	24,674
Eiger BioPharmaceuticals, Inc. (a)	620	12,288
Emergent Biosolutions, Inc. (a)	300	8,436
Exelixis, Inc. (a)	107,300	838,013
Gilead Sciences, Inc. (b),(c),(d)	164,990	13,763,466
Heska Corp. (a)	1,100	40,887
Ignyta, Inc. (a)	300	1,626
ImmunoGen, Inc. (a)	5,500	16,940
Impax Laboratories, Inc. (a)	11,400	328,548
Incyte Corp. (a),(c)	72,800	5,822,544
Infinity Pharmaceuticals, Inc. (a)	27,300	36,309
Innoviva, Inc.	6,300	66,339
Jazz Pharmaceuticals PLC (a)	200	28,262

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
KemPharm, Inc. (a)	200	$796
Lexicon Pharmaceuticals, Inc. (a)	15	215
Mallinckrodt PLC (a),(c)	203,611	12,375,477
Marinus Pharmaceuticals, Inc. (a)	100	127
Merck & Co., Inc. (b)	215,060	12,389,607
Mirati Therapeutics, Inc. (a)	200	1,092
Momenta Pharmaceuticals, Inc. (a)	400	4,320
Omega Protein Corp. (a),(c)	9,100	181,909
Osiris Therapeutics, Inc.	100	509
PDL BioPharma, Inc. (c)	48,800	153,232
Phibro Animal Health Corp. Class A (c)	600	11,196
Portola Pharmaceuticals, Inc. (a),(b),(c),(d)	33,265	785,054
pSivida Corp. (a)	100	283
PTC Therapeutics, Inc. (a)	40,200	282,204
Regeneron Pharmaceuticals, Inc. (a),(c)	25,600	8,940,288
Retrophin, Inc. (a)	4,900	87,269
Rigel Pharmaceuticals, Inc. (a),(c)	7,500	16,725
SciClone Pharmaceuticals, Inc. (a),(c)	6,400	83,584
Seattle Genetics, Inc. (a)	3,500	141,435
Shire PLC ADR (b)	49,098	9,037,960
Spectrum Pharmaceuticals, Inc. (a)	2,100	13,797
Tetraphase Pharmaceuticals, Inc. (a)	200	860
Threshold Pharmaceuticals, Inc. (a)	10,100	6,418
United Therapeutics Corp. (a)	13,900	1,472,288
USANA Health Sciences, Inc. (a),(c)	900	100,287
Vanda Pharmaceuticals, Inc. (a)	5,700	63,783
Verastem, Inc. (a)	2,300	2,990
Vical, Inc. (a)	500	2,265
XOMA Corp. (a),(c)	59,000	32,527

		127,532,009

Chemicals — 1.3%
Air Products & Chemicals, Inc.	56,600	8,039,464
Axalta Coating Systems Ltd. (a)	7,500	198,975
Axiall Corp.	100	3,261
Calgon Carbon Corp.	2,000	26,300
Celanese Corp.	47,100	3,082,695
Chemours Co. (The)	11,100	91,464
Chemtura Corp. (a)	300	7,914
Dow Chemical Co. (c)	310,100	15,415,071
EI du Pont de Nemours & Co. (c)	235,100	15,234,480
FutureFuel Corp.	2,700	29,376
GCP Applied Technologies, Inc. (a)	1,700	44,268
Innophos Holdings, Inc. (c)	2,000	84,420
Intrepid Potash, Inc. (a),(c)	5,500	7,920
KMG Chemicals, Inc.	3,000	77,970
Koppers Holdings, Inc. (a)	400	12,292
Landec Corp. (a)	300	3,228
LyondellBasell Industries NV Class A (c)	73,300	5,454,986
OMNOVA Solutions, Inc. (a)	4,200	30,450
Orion Engineered Carbons SA (c)	5,900	93,751
PPG Industries, Inc. (c)	54,200	5,644,930
Stepan Co. (c)	2,300	136,919
Trinseo SA	54,900	2,356,857
WR Grace & Co.	44,400	3,250,524

		59,327,515

Commercial Services — 0.3%
Advisory Board Co. (The) (a),(b),(d)	18,300	647,637
ARAMARK Holdings Corp.	125,700	4,200,894
ARC Document Solutions, Inc. (a),(c)	17,200	66,908
Brady Corp. Class A	3,600	110,016

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Brink’s Co.	100	$2,849
Care.com, Inc. (a)	2,700	31,536
CBIZ, Inc. (a),(c)	4,800	49,968
CDI Corp.	4,700	28,670
Collectors Universe, Inc. (c)	700	13,825
Computer Task Group, Inc. (c)	2,769	13,762
CorVel Corp. (a)	400	17,272
CRA International, Inc. (a),(c)	3,500	88,270
Cross Country Healthcare, Inc. (a)	5,100	70,992
Ennis, Inc. (c)	1,800	34,524
GP Strategies Corp. (a),(c)	100	2,169
Hackett Group, Inc. (c)	2,300	31,901
Heidrick & Struggles International, Inc. (c)	300	5,064
Hill International, Inc. (a)	300	1,221
Information Services Group, Inc. (a)	1,500	5,625
Insperity, Inc. (c)	19,900	1,536,877
KAR Auction Services, Inc. (c)	32,500	1,356,550
Kforce, Inc.	700	11,823
Navigant Consulting, Inc. (a),(c)	3,100	50,065
Patriot National, Inc. (a)	1,500	12,270
PRGX Global, Inc. (a),(c)	4,002	20,890
Quad/Graphics, Inc. (c)	17,900	416,891
Resources Connection, Inc. (c)	1,200	17,736
Robert Half International, Inc.	15,700	599,112
RPX Corp. (a),(c)	10,400	95,368
RR Donnelley & Sons Co.	31,800	538,056
ServiceMaster Global Holdings, Inc. (a),(c)	20,000	796,000
SP Plus Corp. (a)	400	9,032
Viad Corp.	2,100	65,100

		10,948,873

Construction Materials — 0.1%
Apogee Enterprises, Inc.	5,500	254,925
Boise Cascade Co. (a)	3,300	75,735
Carlisle Cos., Inc.	10,000	1,056,800
Continental Building Products, Inc. (a),(c)	35,800	795,834
Headwaters, Inc. (a),(c)	22,300	400,062
Owens Corning	21,300	1,097,376
Patrick Industries, Inc. (a),(c)	1,750	105,507
Ply Gem Holdings, Inc. (a)	800	11,656
Universal Forest Products, Inc.	3,500	324,415

		4,122,310

Consumer Products — 1.1%
Archer-Daniels-Midland Co.	36,800	1,578,352
Blue Buffalo Pet Products, Inc. (a)	12,200	284,748
Boston Beer Co., Inc. Class A (a)	2,400	410,472
Brown-Forman Corp. Class B	18,600	1,855,536
Central Garden and Pet Co. Class A (a),(c)	3,400	73,814
Clearwater Paper Corp. (a)	1,100	71,907
Colgate-Palmolive Co. (c)	33,000	2,415,600
Constellation Brands, Inc. Class A (c)	101,600	16,804,640
Craft Brew Alliance, Inc. (a)	100	1,152
Darling Ingredients, Inc. (a)	5,700	84,930
Energizer Holdings, Inc.	3,600	185,364
Estee Lauder Cos., Inc. (The) Class A	18,100	1,647,462
Female Health Co. (a),(c)	900	1,134
Fresh Del Monte Produce, Inc.	2,600	141,518
Herbalife Ltd. (a)	75,900	4,442,427
HRG Group, Inc. (a)	72,700	998,171
JM Smucker Co.	8,200	1,249,762
John B. Sanfilippo & Son, Inc. (c)	3,700	157,731

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Kimberly-Clark Corp. (c)	40,400	$5,554,192
Mondelez International, Inc. Class A	6,900	314,019
Monster Beverage Corp. (a),(b),(c)	10,600	1,703,526
PepsiCo, Inc.	3,100	328,414
Philip Morris International, Inc.	70,900	7,211,948
Pilgrim’s Pride Corp. (c)	25,300	644,644
Pinnacle Foods, Inc.	21,800	1,009,122
Primo Water Corp. (a)	8,100	95,661
Revlon, Inc. Class A (a)	100	3,218
Vector Group Ltd. (c)	53,247	1,193,798

		50,463,262

Consumer Services — 0.1%
American Public Education, Inc. (a),(c)	4,500	126,450
Apollo Education Group, Inc. (a)	77,300	704,976
Bridgepoint Education, Inc. (a),(c)	5,300	38,372
Capella Education Co.	5,400	284,256
Carriage Services, Inc. (a)	6,200	146,816
DeVry Education Group, Inc. (c)	24,600	438,864
Grand Canyon Education, Inc. (a)	400	15,968
K12, Inc. (a),(c)	6,700	83,683
Medifast, Inc.	6,700	222,909
Nutrisystem, Inc.	9,100	230,776
Service Corp. International/US	21,400	578,656
Universal Technical Institute, Inc. (c)	3,100	7,006

		2,878,732

Containers & Packaging — 0.2%
AEP Industries, Inc.	600	48,276
Berry Plastics Group, Inc. (a),(c)	81,500	3,166,275
Graphic Packaging Holding Co.	242,000	3,034,680
Myers Industries, Inc.	300	4,320
Sealed Air Corp.	33,700	1,549,189

		7,802,740

Design Manufacturing & Distribution — 0.1%
Benchmark Electronics, Inc. (a),(c)	14,500	306,675
Flextronics International Ltd. (a),(c)	241,400	2,848,520
Sanmina Corp. (a),(c)	16,100	431,641

		3,586,836

Distributors-Consumer Staples — 0.1%
Andersons, Inc. (c)	500	17,770
Bunge Ltd. (c)	81,200	4,802,980
United Natural Foods, Inc. (a)	4,900	229,320

		5,050,070

Distributors-Discretionary — 0.0%
Bassett Furniture Industries, Inc. (c)	1,300	31,122
Insight Enterprises, Inc. (a),(c)	1,500	39,000
ScanSource, Inc. (a),(c)	600	22,266

		92,388

Electrical Equipment — 0.3%
Allegion PLC (c)	68,200	4,735,126
Argan, Inc.	2,800	116,816
Babcock & Wilcox Enterprises, Inc. (a)	19,600	287,924
BWX Technologies, Inc.	44,500	1,591,765
Eaton Corp. PLC	35,800	2,138,334
FARO Technologies, Inc. (a)	200	6,766
Houston Wire & Cable Co. (c)	5,400	28,350

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Ingersoll-Rand PLC	65,800	$4,190,144
Keysight Technologies, Inc. (a)	600	17,454
LSI Industries, Inc.	3,200	35,424
Powell Industries, Inc.	500	19,670
SPX Corp.	10,800	160,380
Stoneridge, Inc. (a)	900	13,446
Trimble Navigation Ltd. (a)	4,700	114,492

		13,456,091

Engineering & Construction Services — 0.1%
AECOM Technology Corp. (a)	20	635
Comfort Systems USA, Inc. (c)	12,200	397,354
Granite Construction, Inc. (b),(c),(d)	33,445	1,523,420
Great Lakes Dredge & Dock Corp. (a)	300	1,308
KBR, Inc.	4,100	54,284
Kratos Defense & Security Solutions, Inc. (a)	4,200	17,220
Layne Christensen Co. (a)	500	4,050
Mistras Group, Inc. (a)	3,400	81,158
MYR Group, Inc. (a),(c)	11,900	286,552
Orion Marine Group, Inc. (a),(c)	4,700	24,957
Quanta Services, Inc. (a),(c)	38,600	892,432
SBA Communications Corp. Class A (a)	2,400	259,056
Sterling Construction Co., Inc. (a)	1,700	8,347
TopBuild Corp. (a)	11,355	411,051
TRC Cos., Inc. (a)	200	1,264

		3,963,088

Forest & Paper Products — 0.0%
Resolute Forest Products, Inc. (a)	3,100	16,399

Gaming, Lodging & Restaurants — 0.9%
BJ’s Restaurants, Inc. (a),(c)	12,800	561,024
Bloomin’ Brands, Inc.	17,100	305,577
Bravo Brio Restaurant Group, Inc. (a),(c)	6,200	50,778
Caesars Acquisition Co. Class A (a),(c)	700	7,854
Caesars Entertainment Corp. (a)	20,000	153,800
Carnival Corp.	4,500	198,900
Carrols Restaurant Group, Inc. (a)	24,000	285,600
Churchill Downs, Inc. (c)	8,100	1,023,516
Dave & Buster’s Entertainment, Inc. (a)	53,500	2,503,265
Del Frisco’s Restaurant Group, Inc. (a),(c)	8,900	127,448
Denny’s Corp. (a),(c)	34,700	372,331
Domino’s Pizza, Inc. (c)	13,200	1,734,216
Dunkin’ Brands Group, Inc.	109,200	4,763,304
Eldorado Resorts, Inc. (a)	14,300	217,289
Famous Dave’s of America, Inc. (a)	1,700	8,551
Hyatt Hotels Corp. Class A (a),(c)	2,100	103,194
International Game Technology PLC	5,200	97,448
Interval Leisure Group, Inc.	61,804	982,684
Isle of Capri Casinos, Inc. (a),(c)	21,900	401,208
J Alexander’s Holdings, Inc. (a)	900	8,937
Jack in the Box, Inc.	100	8,592
Marriott International, Inc. Class A	200	13,292
McDonald’s Corp. (c)	132,100	15,896,914
MGM Resorts International (a)	67,700	1,532,051
Monarch Casino & Resort, Inc. (a)	1,000	21,970
Papa John’s International, Inc.	3,800	258,400
Penn National Gaming, Inc. (a)	7,200	100,440
Popeyes Louisiana Kitchen, Inc. (a),(c)	14,200	775,888
Potbelly Corp. (a)	6,300	79,002
Red Rock Resorts, Inc. Class A (a)	10,500	230,790
Royal Caribbean Cruises Ltd. (b),(d)	19,540	1,312,111

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Ruth’s Hospitality Group, Inc.	1,300	$20,735
Sonic Corp. (b),(c),(d)	43,390	1,173,699
Starwood Hotels & Resorts Worldwide, Inc.	81,500	6,026,925
Wingstop, Inc.	3,400	92,650
Wyndham Worldwide Corp.	2,100	149,583

		41,599,966

Hardware — 0.8%
A10 Networks, Inc. (a)	11,900	76,993
ADTRAN, Inc. (b),(c),(d)	64,405	1,201,153
Aerohive Networks, Inc. (a)	8,000	52,960
Arista Networks, Inc. (a)	7,300	469,974
Clearfield, Inc. (a)	100	1,789
CommScope Holding Co., Inc. (a)	10,700	332,021
Comtech Telecommunications Corp. (c)	13,100	168,204
Cray, Inc. (a),(c)	3,700	110,704
Daktronics, Inc. (c)	1,200	7,500
Datalink Corp. (a)	4,200	31,500
Dolby Laboratories, Inc. Class A (c)	36,400	1,741,740
Eastman Kodak Co. (a)	800	12,864
Electronics For Imaging, Inc. (a),(b),(c),(d)	35,555	1,530,287
EMC Corp. (b),(c)	61,617	1,674,134
Emcore Corp.	27,700	164,538
F5 Networks, Inc. (a)	11,700	1,331,928
Finisar Corp. (a)	66,700	1,167,917
Fitbit, Inc. (a)	1,600	19,552
Harmonic, Inc. (a)	2,800	7,980
HP, Inc.	212,200	2,663,110
Hutchinson Technology, Inc. (a),(c)	4,800	16,272
Imation Corp. (a),(c)	900	1,125
Immersion Corp. (a)	10,700	78,538
Imprivata, Inc. (a)	5,300	74,200
Infinera Corp. (a)	4,400	49,632
Ixia (a)	1,200	11,784
Juniper Networks, Inc.	4,600	103,454
KVH Industries, Inc. (a)	700	5,390
Loral Space & Communications, Inc. (a)	200	7,054
Lumentum Holdings, Inc. (a)	49,200	1,190,640
Mitel Networks Corp. (a)	1,422	8,945
Motorola Solutions, Inc.	33,600	2,216,592
Multi-Fineline Electronix, Inc. (a)	3,300	76,560
NETGEAR, Inc. (a)	1,600	76,064
Plantronics, Inc.	700	30,800
Polycom, Inc. (a)	19,000	213,750
Pure Storage, Inc. Class A (a)	18,700	203,830
Rovi Corp. (a),(c)	54,700	855,508
ShoreTel, Inc. (a),(c)	30,200	202,038
Skullcandy, Inc. (a),(c)	5,600	34,384
Sonus Networks, Inc. (a)	33,700	292,853
Stratasys Ltd. (a)	12,071	276,305
Telenav, Inc. (a),(c)	2,600	13,260
TiVo, Inc. (a)	5,700	56,430
TTM Technologies, Inc. (a),(c)	9,900	74,547
Viavi Solutions, Inc. (a),(c)	112,200	743,886
Vicor Corp. (a),(c)	500	5,035
Vishay Precision Group, Inc. (a),(c)	3,800	50,996
Vocera Communications, Inc. (a)	15,400	197,890
VOXX International Corp. (a),(c)	1,800	5,022
Western Digital Corp. (c)	302,800	14,310,328

		34,249,960

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Health Care Facilities & Services — 3.2%
Addus HomeCare Corp. (a),(c)	1,900	$33,117
Aetna, Inc. (b),(c),(d)	193,320	23,610,172
Almost Family, Inc. (a),(c)	2,100	89,481
Anthem, Inc. (c)	69,900	9,180,666
Brookdale Senior Living, Inc. (a),(b),(c)	22,677	350,133
Capital Senior Living Corp. (a),(c)	500	8,835
Centene Corp. (a),(b),(c),(d)	25,415	1,813,868
Cigna Corp.	3,200	409,568
Civitas Solutions, Inc. (a)	100	2,083
DaVita HealthCare Partners, Inc. (a)	6,000	463,920
Digirad Corp. (c)	1,900	9,785
Envision Healthcare Holdings, Inc. (a),(c)	7,300	185,201
Enzo Biochem, Inc. (a)	10,900	65,073
Five Star Quality Care, Inc. (a),(c)	11,700	27,378
HCA Holdings, Inc. (a),(b),(c)	197,640	15,220,256
Healthways, Inc. (a),(c)	16,900	195,195
Humana, Inc. (b),(c),(d)	183,187	32,951,678
Inc. Research Holdings, Inc. Class A (a)	1,900	72,447
Laboratory Corp. of America Holdings (a),(b),(c)	200,530	26,123,043
LHC Group, Inc. (a)	900	38,952
Magellan Health, Inc. (a)	3,800	249,926
McKesson Corp.	4,500	839,925
PharMerica Corp. (a),(c)	900	22,194
Premier, Inc. Class A (a)	13,700	447,990
Quest Diagnostics, Inc. (b),(c),(d)	201,800	16,428,538
Quintiles Transnational Holdings, Inc. (a),(c)	37,400	2,442,968
RadNet, Inc. (a),(c)	5,800	30,972
UnitedHealth Group, Inc. (b),(c)	23,255	3,283,606
Universal American Corp. (c)	8,200	62,156
Universal Health Services, Inc. Class B (b)	89,420	11,991,222
VCA, Inc. (a),(c)	5,800	392,138

		147,042,486

Home & Office Products — 0.3%
American Woodmark Corp. (a),(c)	8,800	584,144
Armstrong World Industries, Inc. (a)	45,200	1,769,580
Hooker Furniture Corp. (c)	1,400	30,086
Interface, Inc. (c)	2,300	35,075
iRobot Corp. (a)	100	3,508
Kimball International, Inc. Class B (c)	5,700	64,866
Knoll, Inc.	2,200	53,416
La-Z-Boy, Inc.	100	2,782
Libbey, Inc. (c)	3,300	52,437
Masco Corp. (c)	249,700	7,725,718
Masonite International Corp. (a)	5,400	357,156
NACCO Industries, Inc. Class A	100	5,600
PICO Holdings, Inc. (a)	400	3,784
Quanex Building Products Corp.	8,500	158,015
Scotts Miracle-Gro Co. Class A	18,100	1,265,371
Snap-on, Inc.	4,400	694,408
Steelcase, Inc. Class A	1,600	21,712

		12,827,658

Industrial Services — 0.2%
Electro Rent Corp. (c)	2,300	35,443
HD Supply Holdings, Inc. (a),(b),(c)	225,910	7,866,186
McGrath RentCorp	500	15,295
Titan Machinery, Inc. (a)	800	8,920
WESCO International, Inc. (a),(c)	37,200	1,915,428

		9,841,272

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Institutional Financial Services — 0.0%
CME Group, Inc.	5,400	$525,960
Evercore Partners, Inc. Class A	3,248	143,529
Houlihan Lokey, Inc.	2,700	60,399
IntercontinentalExchange Group, Inc.	501	128,236
INTL. FCStone, Inc. (a),(c)	600	16,374
KCG Holdings, Inc. Class A (a)	6,600	87,780
LPL Financial Holdings, Inc.	4,000	90,120
Moelis & Co. Class A	200	4,500
Piper Jaffray Cos. (a)	3,100	116,870
SEI Investments Co.	400	19,244

		1,193,012

Insurance — 0.2%
Allied World Assurance Co. Holdings AG	2,400	84,336
American Equity Investment Life Holding Co.	20,900	297,825
AmTrust Financial Services, Inc.	5,900	144,550
Arthur J Gallagher & Co.	300	14,280
Assured Guaranty Ltd. (c)	64,800	1,643,976
Atlas Financial Holdings, Inc. (a)	200	3,444
Baldwin & Lyons, Inc. Class B	200	4,932
Citizens, Inc. (a)	200	1,520
eHealth, Inc. (a)	11,600	162,632
Employers Holdings, Inc. (c)	10,000	290,200
Genworth Financial, Inc. Class A (a)	7,500	19,350
Greenlight Capital Re Ltd. A Shares (a)	1,600	32,256
Heritage Insurance Holdings, Inc. (c)	11,100	132,867
Lincoln National Corp. (c)	92,800	3,597,856
Maiden Holdings Ltd. (c)	8,500	104,040
MetLife, Inc.	700	27,881
Old Republic International Corp.	98,500	1,900,065
OneBeacon Insurance Group Ltd. Class A (c)	7,300	100,740
Principal Financial Group, Inc.	1,200	49,332
State Auto Financial Corp. (c)	82	1,797
State National Cos., Inc.	4,200	44,226
Trupanion, Inc. (a)	4,200	55,650
United Insurance Holdings Corp.	200	3,276
Universal Insurance Holdings, Inc.	3,300	61,314
Validus Holdings Ltd.	6,700	325,553
Voya Financial, Inc.	28,700	710,612
WMIH Corp. (a)	1,200	2,664

		9,817,174

Iron & Steel — 0.1%
Haynes International, Inc.	100	3,209
Nucor Corp.	70,900	3,503,169
Ryerson Holding Corp. (a)	2,600	45,500
Schnitzer Steel Industries, Inc. Class A	1,500	26,400
Steel Dynamics, Inc. (c)	32,300	791,350
SunCoke Energy, Inc. (c)	12,100	70,422
TimkenSteel Corp.	1,400	13,468

		4,453,518

Leisure Products — 0.0%
Black Diamond, Inc. (a)	2,400	9,936
Callaway Golf Co.	16,400	167,444
Hasbro, Inc.	7,900	663,521
JAKKS Pacific, Inc. (a)	2,000	15,820
Nautilus, Inc. (a)	2,300	41,032
Vista Outdoor, Inc. (a)	100	4,773

		902,526

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Machinery — 0.1%
Columbus McKinnon Corp.	1,400	$19,810
Curtiss-Wright Corp.	100	8,425
Douglas Dynamics, Inc.	2,700	69,471
Federal Signal Corp.	10,500	135,240
Graham Corp. (c)	1,700	31,314
Hyster-Yale Materials Handling, Inc. (c)	400	23,796
Illinois Tool Works, Inc.	300	31,248
Intevac, Inc. (a),(c)	1,100	6,248
Joy Global, Inc.	76,400	1,615,096
Kadant, Inc. (c)	2,700	139,077
Manitowoc Co., Inc.	3,600	19,620
MTS Systems Corp.	3,500	153,440
Raven Industries, Inc.	400	7,576
Regal-Beloit Corp.	600	33,030
Sensata Technologies Holding NV (a)	11,600	404,724
SPX FLOW, Inc. (a)	7,500	195,525
Toro Co.	7,000	617,400
Xerium Technologies, Inc. (a),(c)	4,400	28,072

		3,539,112

Manufactured Goods — 0.0%
Aegion Corp. (a),(c)	3,500	68,285
Chart Industries, Inc. (a),(c)	11,500	277,495
Dynamic Materials Corp. (c)	1,900	20,425
Gibraltar Industries, Inc. (a),(c)	7,900	249,403
Global Brass & Copper Holdings, Inc.	4,700	128,263
Insteel Industries, Inc.	3,400	97,206
LB Foster Co. Class A	7,000	76,230
NCI Building Systems, Inc. (a)	2,400	38,376

		955,683

Media — 1.6%
A H Belo Corp. Class A	2,100	10,500
Alphabet, Inc. Class A (a)	2,900	2,040,237
Alphabet, Inc. Class C (a),(b),(c)	2,266	1,568,299
Autobytel, Inc. (a),(c)	2,600	36,062
Bankrate, Inc. (a)	22,100	165,308
Blucora, Inc. (a)	300	3,108
Boingo Wireless, Inc. (a),(c)	10,500	93,660
CBS Corp. Class B	120,300	6,549,132
Charter Communications, Inc. Class A (a),(c)	40	9,146
Clear Channel Outdoor Holdings, Inc. Class A (c)	8,700	54,114
Comcast Corp. Class A (c)	218,404	14,237,757
DHI Group, Inc. (a)	13,700	85,351
DISH Network Corp. Class A (a),(c)	46,100	2,415,640
EchoStar Corp. Class A (a)	3,100	123,070
Entercom Communications Corp. Class A (c)	3,700	50,209
Eros International PLC (a),(c)	1,100	17,897
Everyday Health, Inc. (a)	300	2,364
Expedia, Inc. (c)	102,216	10,865,561
Gannett Co., Inc.	11,800	162,958
Gray Television, Inc. (a),(c)	4,800	52,080
Harte-Hanks, Inc. (c)	12,300	19,557
IAC/InterActiveCorp	28,900	1,627,070
Lee Enterprises, Inc. (a)	300	573
Liberty Braves Group Class A (a),(b),(c)	4,137	62,220
Liberty Braves Group Class C (a),(b),(c)	7,432	108,953
Liberty Broadband Corp. Class A (a),(b),(c)	13,333	791,980

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Liberty Broadband Corp. Class C (a),(b),(c)	32,621	$1,957,260
Liberty Media Group Class A (a),(b),(c)	10,343	197,965
Liberty Media Group Class C (a),(b),(c)	9,331	177,009
Liberty SiriusXM Group Class A (a),(b),(c)	91,435	2,867,401
Liberty SiriusXM Group Class C (a),(b),(c)	82,473	2,545,941
Liberty TripAdvisor Holdings, Inc. Class A (a)	37,200	813,936
Liberty Ventures (a)	3,200	118,624
LinkedIn Corp. (a),(b)	43,819	8,292,746
Marchex, Inc. Class B	3,700	11,766
Marin Software, Inc. (a)	2,500	5,875
Match Group, Inc. (a)	200	3,015
McClatchy Co. (The) Class A (a)	190	2,778
Monster Worldwide, Inc. (a)	8,600	20,554
MSG Networks, Inc. (a),(c)	40,400	619,736
National CineMedia, Inc. (c)	13,900	215,172
New York Times Co. Class A	4,800	58,080
News Corp. Class A (c)	138,200	1,568,570
Priceline Group, Inc. (The) (a)	100	124,841
RetailMeNot, Inc. (a),(c)	21,800	168,078
Shutterfly, Inc. (a)	12,600	587,286
Sizmek, Inc. (a)	700	1,603
Starz (a)	24,000	718,080
TechTarget, Inc. (a),(c)	5,100	41,310
Twenty-First Century Fox, Inc. Class A	8,300	224,515
VeriSign, Inc. (a),(c)	52,000	4,495,920
WebMD Health Corp. (a),(c)	30,800	1,789,788
XO Group, Inc. (a),(c)	6,100	106,323
Yahoo!, Inc. (a),(c)	100,700	3,782,292
YuMe, Inc. (a)	1,200	4,416

		72,673,686

Medical Equipment & Devices — 3.5%
Abbott Laboratories	1,200	47,172
Accuray, Inc. (a)	1,000	5,190
Agilent Technologies, Inc.	90,700	4,023,452
Alere, Inc. (a)	5,100	212,568
AngioDynamics, Inc. (a),(c)	7,400	106,338
AtriCure, Inc. (a)	1,700	24,021
Baxter International, Inc. (c)	363,833	16,452,528
Bruker Corp.	3,700	84,138
CryoLife, Inc. (c)	4,000	47,240
Cutera, Inc. (a)	2,900	32,509
Dentsply Sirona, Inc. (c),(d)	289,319	17,949,351
Derma Sciences, Inc. (a)	300	1,182
DexCom, Inc. (a),(b),(c),(d)	111,680	8,859,574
Edwards Lifesciences Corp. (a),(b),(c)	255,730	25,503,953
Exactech, Inc. (a),(c)	1,800	48,132
Genomic Health, Inc. (a),(c)	4,900	126,885
Glaukos Corp. (a)	500	14,580
Harvard Bioscience, Inc. (a),(c)	500	1,430
HeartWare International, Inc. (a),(c)	3,700	213,675
Hologic, Inc. (a),(b),(c)	830,900	28,749,140
ICU Medical, Inc. (a)	600	67,650
Insulet Corp. (a)	16,400	495,936
Intuitive Surgical, Inc. (a)	200	132,282
LeMaitre Vascular, Inc.	1,800	25,686
LivaNova PLC (a)	6,000	301,380
Luminex Corp. (a),(c)	10,800	218,484
Masimo Corp. (a)	700	36,761
Medtronic PLC (b),(d)	31,160	2,703,753
Merit Medical Systems, Inc. (a),(c)	13,400	265,722
Myriad Genetics, Inc. (a)	12,800	391,680

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
NuVasive, Inc. (a)	11,100	$662,892
NxStage Medical, Inc. (a)	3,900	84,552
OraSure Technologies, Inc. (a),(c)	32,500	192,075
Orthofix International NV (a)	10,200	432,480
PerkinElmer, Inc.	1,000	52,420
Repligen Corp. (a)	400	10,944
RTI Surgical, Inc. (a)	15,800	56,722
SeaSpine Holdings Corp. (a)	100	1,048
St Jude Medical, Inc. (b),(c)	92,184	7,190,352
STAAR Surgical Co. (a)	1,200	6,612
SurModics, Inc. (a),(c)	2,800	65,744
Thermo Fisher Scientific, Inc. (b)	81,992	12,115,138
VWR Corp. (a),(b),(c),(d)	84,174	2,432,629
Waters Corp. (a),(b),(c),(d)	41,990	5,905,893
Wright Medical Group NV (a),(c)	11,899	206,686
Zimmer Holdings, Inc. (b)	198,520	23,897,838

		160,456,417

Metals & Mining — 0.0%
Century Aluminum Co. (a)	1,000	6,330
Encore Wire Corp. (c)	800	29,824
Ferroglobe PLC	800	6,888
Golden Star Resources Ltd. (a)	300	194
Harsco Corp.	1,000	6,640

		49,876

Oil, Gas & Coal — 0.8%
Archrock, Inc.	4,300	40,506
Atwood Oceanics, Inc.	7,700	96,404
Baker Hughes, Inc. (c)	196,400	8,863,532
California Resources Corp.	7,490	91,378
Cimarex Energy Co.	100	11,932
Civeo Corp. (a)	1,900	3,420
CONSOL Energy, Inc.	6,300	101,367
Contango Oil & Gas Co. (a)	300	3,672
CVR Energy, Inc.	6,900	106,950
Dawson Geophysical Co. (a),(c)	740	6,031
Denbury Resources, Inc.	9,300	33,387
Diamond Offshore Drilling, Inc.	4,200	102,186
Era Group, Inc. (a)	300	2,820
Evolution Petroleum Corp. (c)	1,200	6,564
Exterran Corp. (a)	900	11,565
FMC Technologies, Inc. (a),(c)	298,000	7,947,660
Gulf Island Fabrication, Inc. (c)	4,000	27,760
Gulfport Energy Corp. (a),(c)	13,600	425,136
Hallador Energy Co.	600	2,772
Helix Energy Solutions Group, Inc. (a),(c)	49,600	335,296
Independence Contract Drilling, Inc. (a)	7,100	38,553
ION Geophysical Corp. (a)	386	2,405
Marathon Petroleum Corp. (b),(c)	63,341	2,404,424
Matrix Service Co. (a),(c)	5,400	89,046
Murphy USA, Inc. (a)	3,100	229,896
Nabors Industries Ltd.	39,400	395,970
Natural Gas Services Group, Inc. (a)	2,600	59,540
Newfield Exploration Co. (a)	28,900	1,276,802
Newpark Resources, Inc. (a),(c)	14,500	83,955
Noble Energy, Inc.	3	108
NOW, Inc. (a),(c)	7,300	132,422
Oil States International, Inc. (a),(c)	7,000	230,160
Parker Drilling Co. (a)	700	1,603
PDC Energy, Inc. (a)	6,700	385,987
PHI, Inc. (a)	1,300	23,244

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Southwestern Energy Co. (a),(c)	244,700	$3,078,326
Tesco Corp. (c)	3,200	21,408
Tesoro Corp. (b),(c)	20,382	1,527,019
TETRA Technologies, Inc. (a)	20,500	130,585
TransAtlantic Petroleum Ltd. (a),(c)	300	246
Transocean Ltd. (b),(c)	1,912	22,734
TravelCenters of America LLC (a)	100	816
Unit Corp. (a)	5,300	82,468
VAALCO Energy, Inc. (a)	3,900	4,134
Western Refining, Inc. (b),(c)	39,620	817,360
Whiting Petroleum Corp. (a)	60,053	556,091
Williams Cos., Inc.	366,603	7,929,623
World Fuel Services Corp.	100	4,749

		37,750,012

Passenger Transportation — 0.1%
Hawaiian Holdings, Inc. (a),(c)	18,800	713,648
JetBlue Airways Corp. (a)	48,600	804,816
Spirit Airlines, Inc. (a),(c)	70,600	3,167,822

		4,686,286

Real Estate — 1.2%
American Tower Corp. (b),(c),(d)	23,260	2,642,568
Armada Hoffler Properties, Inc. (c)	19,900	273,426
CareTrust REIT, Inc.	11,800	162,604
CBRE Group, Inc. (a),(c)	55,300	1,464,344
Cedar Realty Trust, Inc.	2,100	15,603
Community Healthcare Trust, Inc.	5,300	112,042
Easterly Government Properties, Inc.	3,500	69,055
Equity Commonwealth (a)	8,300	241,779
FelCor Lodging Trust, Inc. (c)	38,400	239,232
Forest City Realty Trust, Inc.-Class A, (REIT)	2,400	53,544
Four Corners Property Trust, Inc.	21,700	446,803
Gaming and Leisure Properties, Inc.	68,345	2,356,536
Getty Realty Corp.	3,600	77,220
Gladstone Commercial Corp. (c)	11,000	185,790
InfraREIT, Inc.	21,800	382,372
Investors Real Estate Trust	2,700	17,469
Jones Lang LaSalle, Inc. (c)	9,900	964,755
Kite Realty Group Trust	1,000	28,030
Lamar Advertising Co. Class A (c),(d)	301,559	19,993,362
LTC Properties, Inc.	5,500	284,515
MGM Growth Properties LLC Class A	51,001	1,360,707
Monmouth Real Estate Investment Corp. Class A (c)	4,400	58,344
National Health Investors, Inc.	300	22,527
New York REIT, Inc. (c)	1,084,775	10,034,169
NexPoint Residential Trust, Inc.	2,000	36,400
NorthStar Realty Finance Corp. (c)	525,445	6,005,836
One Liberty Properties, Inc.	2,000	47,700
Outfront Media, Inc.	56,500	1,365,605
Realogy Holdings Corp. (a),(c)	120,100	3,485,302
Saul Centers, Inc.	100	6,171
Select Income REIT	900	23,391
Silver Bay Realty Trust Corp.	4,800	81,744
Taubman Centers, Inc.	600	44,520
Urstadt Biddle Properties, Inc. Class A (c)	1,500	37,170
Winthrop Realty Trust	34,800	305,892
WP Carey, Inc.	6,000	416,520

		53,343,047

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Recreation Facilities & Services — 0.1%
Cinemark Holdings, Inc.	11,200	$408,352
International Speedway Corp. Class A	1,500	50,175
Intrawest Resorts Holdings, Inc. (a)	2,806	36,422
Live Nation Entertainment, Inc. (a)	39,500	928,250
Marcus Corp.	2,300	48,530
Planet Fitness, Inc. Class A (a)	2,100	39,648
RCI Hospitality Holdings, Inc. (c)	200	2,038
Regal Entertainment Group Class A (c)	7,900	174,116
Six Flags Entertainment Corp. (c)	65,000	3,766,750
Speedway Motorsports, Inc. (c)	1,600	28,400
Town Sports International Holdings, Inc. (a),(c)	900	2,448

		5,485,129

Renewable Energy — 0.1%
Advanced Energy Industries, Inc. (a)	5,800	220,168
Ameresco, Inc. Class A (a),(c)	4,000	17,480
First Solar, Inc. (a),(c)	87,600	4,246,848
Renewable Energy Group, Inc. (a),(c)	22,700	200,441

		4,684,937

Retail - Consumer Staples — 0.7%
CVS Health Corp. (b)	79,050	7,568,247
Dollar Tree, Inc. (a),(b),(c),(d)	25,010	2,356,943
Five Below, Inc. (a)	600	27,846
Kroger Co.	205,600	7,564,024
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,700	42,313
Rite Aid Corp. (a),(b),(c)	40,423	302,768
SpartanNash Co.	400	12,232
Sprouts Farmers Market, Inc. (a),(b),(c),(d)	170,188	3,897,305
SUPERVALU, Inc. (a),(c)	110,600	522,032
Walgreens Boots Alliance, Inc. (b),(d)	118,910	9,901,636

		32,195,346

Retail - Discretionary — 1.7%
1-800-Flowers.com, Inc. Class A (a)	1,900	17,138
Amazon.com, Inc. (a),(b),(c)	21,252	15,208,356
Barnes & Noble Education, Inc. (a)	4,200	42,630
Best Buy Co., Inc.	1,400	42,840
Big 5 Sporting Goods Corp. (c)	6,600	61,182
Builders FirstSource, Inc. (a),(b),(d)	93,100	1,047,375
Caleres, Inc.	4,300	104,103
Chegg, Inc. (a)	2,200	11,000
Christopher & Banks Corp. (a)	100	219
Citi Trends, Inc. (c)	2,800	43,484
Container Store Group, Inc. (The) (a)	500	2,675
Destination Maternity Corp.	500	2,940
Destination XL Group, Inc. (a)	1,699	7,764
Dick’s Sporting Goods, Inc. (b)	16,600	747,996
eBay, Inc. (a)	53,400	1,250,094
EVINE Live, Inc. (a),(c)	1,600	2,640
Express, Inc. (a)	41,600	603,616
Ezcorp, Inc. Class A (a)	1,800	13,608
First Cash Financial Services, Inc.	1,100	56,463
Francesca’s Holdings Corp. (a)	300	3,315
GameStop Corp. Class A	2,500	66,450
GNC Holdings, Inc. Class A	27,200	660,688
Home Depot, Inc. (c)	125,100	15,974,019
Kirkland’s, Inc. (a),(c)	9,300	136,524
L Brands, Inc.	11,800	792,134
Lands’ End, Inc. (a)	600	9,852
Liberty Interactive Corp. Class A (a),(c)	41,304	1,047,883
Liquidity Services, Inc. (a),(c)	7,600	59,584
Lowe’s Cos., Inc. (c)	194,300	15,382,731

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Lululemon Athletica, Inc. (a)	5,200	$384,072
Michaels Cos., Inc. (a)	34,500	981,180
New York & Co., Inc. (a),(c)	300	447
Office Depot, Inc. (a)	900	2,979
PetMed Express, Inc.	3,700	69,412
Restoration Hardware Holdings, Inc. (a)	8,400	240,912
Sears Hometown and Outlet Stores, Inc. (a)	400	2,696
Signet Jewelers Ltd.	3,000	247,230
Sportsman’s Warehouse Holdings, Inc. (a)	500	4,030
Stein Mart, Inc. (c)	6,700	51,724
Tile Shop Holdings, Inc. (a)	19,000	377,720
Tilly’s, Inc. Class A (a)	100	579
Tuesday Morning Corp. (a)	1,600	11,232
Ulta Salon Cosmetics & Fragrance, Inc. (a),(c)	66,000	16,080,240
United Online, Inc. (a),(c)	2,200	24,200
Vera Bradley, Inc. (a)	11,200	158,704
Williams-Sonoma, Inc.	58,800	3,065,244

		75,101,904

Semiconductors — 0.8%
Alpha & Omega Semiconductor Ltd. (a),(c)	10,000	139,300
Amkor Technology, Inc. (a),(c)	25,700	147,775
Analog Devices, Inc.	9,000	509,760
Applied Materials, Inc. (c)	543,700	13,032,489
Applied Micro Circuits Corp. (a)	7,700	49,434
Axcelis Technologies, Inc. (a),(c)	11,000	29,590
Brooks Automation, Inc.	100	1,122
CEVA, Inc. (a),(c)	2,500	67,925
Cohu, Inc. (c)	5,800	62,930
Cree, Inc. (a),(c)	28,100	686,764
DSP Group, Inc. (a),(c)	3,000	31,830
Electro Scientific Industries, Inc. (a)	12,000	70,080
Entegris, Inc. (a)	800	11,576
Exar Corp. (a)	3,000	24,150
FormFactor, Inc. (a),(c)	12,061	108,429
GSI Technology, Inc. (a),(c)	418	1,743
II-VI, Inc. (a)	5,200	97,552
Integrated Device Technology, Inc. (a)	2,400	48,312
Intel Corp.	19	623
InvenSense, Inc. (a)	18,800	115,244
IXYS Corp.	5,800	59,450
Kemet Corp. (a),(c)	2,100	6,153
KLA-Tencor Corp.	85,000	6,226,250
Lam Research Corp. (c)	127,300	10,700,838
Maxim Integrated Products, Inc.	18,400	656,696
Micron Technology, Inc. (a),(c)	195,800	2,694,208
Oclaro, Inc. (a)	10,400	50,752
ON Semiconductor Corp. (a),(c)	43,100	380,142
Park Electrochemical Corp.	2,200	31,966
Photronics, Inc. (a),(c)	31,800	283,338
Qorvo, Inc. (a)	1,977	109,249
Qualcomm, Inc.	2,700	144,639
Rudolph Technologies, Inc. (a),(c)	12,500	194,125
Semtech Corp. (a)	4,600	109,756
SunEdison Semiconductor Ltd. (a)	4,500	26,685
Tessera Technologies, Inc. (c)	11,200	343,168
Ultra Clean Holdings, Inc. (a)	6,300	35,847
Ultratech, Inc. (a)	100	2,297
Vishay Intertechnology, Inc.	9,500	117,705
Xcerra Corp. (a)	900	5,175

		37,415,067

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Software — 1.7%
Activision Blizzard, Inc.	22,900	$907,527
Adobe Systems, Inc. (a)	13,400	1,283,586
Agilysys, Inc. (a),(c)	700	7,329
Akamai Technologies, Inc. (a)	101,600	5,682,488
Allscripts Healthcare Solutions, Inc. (a)	191,304	2,429,561
Apigee Corp. (a)	3,100	37,882
Autodesk, Inc. (a),(c)	107,700	5,830,878
Bazaarvoice, Inc. (a)	21,100	84,611
Box, Inc. Class A (a)	5,200	53,768
Brightcove, Inc. (a)	4,600	40,480
Calix, Inc. (a),(c)	3,200	22,112
Carbonite, Inc. (a),(c)	8,300	80,759
ChannelAdvisor Corp. (a)	3,200	46,368
Citrix Systems, Inc. (a),(c)	19,600	1,569,764
CommVault Systems, Inc. (a),(b),(c)	33,980	1,467,596
Cornerstone OnDemand, Inc. (a)	10,500	399,630
Digi International, Inc. (a),(c)	5,400	57,942
Electronic Arts, Inc. (a),(b),(c),(d)	127,995	9,696,901
Envestnet, Inc. (a),(c)	700	23,317
Five9, Inc. (a)	1,700	20,230
InnerWorkings, Inc. (a),(c)	1,000	8,270
Interactive Intelligence Group, Inc. (a)	100	4,099
Intralinks Holdings, Inc. (a),(c)	18,900	122,850
j2 Global, Inc. (b),(c),(d)	27,870	1,760,548
Jive Software, Inc. (a)	1,200	4,512
Limelight Networks, Inc. (a),(c)	14,000	20,860
Lionbridge Technologies, Inc. (a),(c)	5,100	20,145
LivePerson, Inc. (a)	5,700	36,138
LogMeIn, Inc. (a)	700	44,401
Mentor Graphics Corp.	15,400	327,404
Microsoft Corp.	192,906	9,871,000
MicroStrategy, Inc. Class A (a),(c)	4,000	700,080
MINDBODY, Inc. Class A (a)	3,700	59,718
Mitek Systems, Inc. (a)	5,900	41,949
MobileIron, Inc. (a)	100	305
Model N, Inc. (a),(c)	3,200	42,720
Monotype Imaging Holdings, Inc. (c)	2,200	54,186
New Relic, Inc. (a)	200	5,876
Nuance Communications, Inc. (a)	156,100	2,439,843
Oracle Corp.	400	16,372
Paycom Software, Inc. (a),(b),(d)	28,160	1,216,794
PDF Solutions, Inc. (a),(c)	1,100	15,389
Proofpoint, Inc. (a)	100	6,309
PTC, Inc. (a)	167,519	6,295,364
QAD, Inc. Class A (c)	2,900	55,883
Quality Systems, Inc.	400	4,764
Rackspace Hosting, Inc. (a)	142,800	2,978,808
Red Hat, Inc. (a),(b),(c)	38,125	2,767,875
salesforce.com, Inc. (a),(b),(c),(d)	41,020	3,257,398
SciQuest, Inc. (a)	2,000	35,320
Seachange International, Inc. (a)	3,700	11,803
Symantec Corp.	300	6,162
Synchronoss Technologies, Inc. (a)	1,500	47,790
Tableau Software, Inc. Class A (a)	21,300	1,041,996
Take-Two Interactive Software, Inc. (a)	76,800	2,912,256
Varonis Systems, Inc. (a)	1,800	43,236
Veeva Systems, Inc. Class A (a)	12,800	436,736
VMware, Inc. Class A (a),(c)	167,000	9,555,740
Web.com Group, Inc. (a)	5,500	99,990
Workday, Inc. Class A (a)	13,100	978,177
Xactly Corp. (a)	3,800	48,678
Zendesk, Inc. (a)	20,700	546,066
Zynga, Inc. Class A (a)	160,300	399,147

		78,085,686

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Specialty Finance — 0.3%
AG Mortgage Investment Trust, Inc.	14,200	$205,048
American Capital Mortgage Investment Corp.	18,500	292,115
Anworth Mortgage Asset Corp.	43,400	203,980
Apollo Commercial Real Estate Finance, Inc.	400	6,428
Arbor Realty Trust, Inc. (c)	9,200	66,148
Cash America International, Inc.	3,100	132,122
Cherry Hill Mortgage Investment Corp. (c)	600	9,342
Chimera Investment Corp.	40,058	628,911
Consumer Portfolio Services, Inc. (a),(c)	1,400	5,278
CoreLogic, Inc. (a)	30,600	1,177,488
Dynex Capital, Inc.	15,700	108,958
Ellington Residential Mortgage REIT (c)	2,700	35,262
Enova International, Inc. (a)	600	4,416
Fidelity National Information Services, Inc. (b),(c)	31,715	2,336,761
First Data Corp. Class A (a)	137,200	1,518,804
FleetCor Technologies, Inc. (a)	2,700	386,451
FNFV Group (a)	267	3,063
Great Ajax Corp.	100	1,387
Higher One Holdings, Inc. (a)	9,600	49,056
Liberty Tax, Inc.	100	1,332
Meta Financial Group, Inc. (c)	1,600	81,536
MFA Financial, Inc. (c)	53,100	386,037
MGIC Investment Corp. (a)	34,300	204,085
MoneyGram International, Inc. (a)	1,000	6,850
Newcastle Investment Corp.	14,133	64,870
Newtek Business Services Corp.	5,913	75,213
Nicholas Financial, Inc. (a),(c)	700	7,196
PayPal Holdings, Inc. (a)	2,500	91,275
Planet Payment, Inc. (a)	600	2,694
Redwood Trust, Inc.	200	2,762
Regional Management Corp. (a)	600	8,796
SLM Corp. (a)	3,600	22,248
Square, Inc. (a)	43,700	395,485
Synchrony Financial	64,900	1,640,672
Total System Services, Inc.	38,900	2,065,979
Two Harbors Investment Corp.	59,700	511,032
ZAIS Financial Corp. (c)	1,900	26,049

		12,765,129

Technology Services — 0.4%
Black Box Corp.	4,100	53,628
CDW Corp.	2,600	104,208
Ciber, Inc. (a),(c)	4,400	6,600
Cognizant Technology Solutions Corp. Class A (a)	76,200	4,361,688
comScore, Inc. (a)	530	12,656
CPI Card Group, Inc.	800	4,008
CSG Systems International, Inc. (c)	500	20,155
CSRA, Inc.	3,600	84,348
EPAM Systems, Inc. (a),(b),(d)	15,000	964,650
Forrester Research, Inc.	100	3,686
Hewlett Packard Enterprise Co.	2,700	49,329
ICF International, Inc. (a)	200	8,180
IHS, Inc. Class A (a)	17,300	2,000,053
IMS Health Holdings, Inc. (a)	35,900	910,424
Leidos Holdings, Inc. (c)	13,500	646,245
Markit Ltd. (a)	10,000	326,000
NIC, Inc.	6,800	149,192

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
PFSweb, Inc. (a)	17,500	$166,250
Rightside Group Ltd. (a)	200	2,128
Sabre Corp. (c)	168,400	4,511,436
ServiceSource International, Inc. (a)	23,900	96,317
TransUnion (a),(b),(c),(d)	73,232	2,448,878
Travelport Worldwide Ltd.	45,800	590,362
WageWorks, Inc. (a)	1,500	89,715

		17,610,136

Telecommunications — 0.1%
8x8, Inc. (a)	4,700	68,667
Alaska Communications Systems Group, Inc. (a)	6,200	10,540
DigitalGlobe, Inc. (a)	1,400	29,946
EarthLink Holdings Corp.	15,300	97,920
FairPoint Communications, Inc. (a),(c)	5,500	80,740
General Communication, Inc. Class A (a),(c)	5,100	80,580
Global Eagle Entertainment, Inc. (a)	900	5,976
Hawaiian Telcom Holdco, Inc. (a),(c)	1,200	25,428
IDT Corp. Class B (c)	7,800	110,682
Inteliquent, Inc. (c)	9,800	194,922
Internap Network Services Corp. (a),(c)	6,400	13,184
Level 3 Communications, Inc. (a)	20	1,030
Lumos Networks Corp. (a),(c)	7,500	90,750
NII Holdings, Inc. (a)	2,800	8,904
RigNet, Inc. (a)	200	2,678
RingCentral, Inc. Class A (a)	20,600	406,232
Spok Holdings, Inc. (c)	3,100	59,411
Telephone & Data Systems, Inc. (c)	1,100	32,626
West Corp. (c)	20,500	403,030
Zayo Group Holdings, Inc. (a)	28,400	793,212
Zix Corp. (a),(c)	21,000	78,750

		2,595,208

Transportation & Logistics — 0.2%
Air Transport Services Group, Inc. (a),(c)	26,000	336,960
ArcBest Corp.	5,500	89,375
Covenant Transportation Group, Inc. Class A (a)	500	9,035
Hub Group, Inc. Class A (a),(c)	9,500	364,515
JB Hunt Transport Services, Inc.	800	64,744
ModusLink Global Solutions, Inc. (a),(c)	3,700	4,551
Navios Maritime Acquisition Corp. (c)	9,100	14,287
Roadrunner Transportation Systems, Inc. (a)	3,600	26,856
Ryder System, Inc. (c)	36,700	2,243,838
Saia, Inc. (a),(c)	5,100	128,214
Swift Transportation Co. (a),(c)	54,600	841,386
Union Pacific Corp.	47,501	4,144,462
USA Truck, Inc. (a),(c)	700	12,257
YRC Worldwide, Inc. (a)	1,300	11,440

		8,291,920

Transportation Equipment — 0.0%
Accuride Corp. (a),(c)	7,500	9,300
Allison Transmission Holdings, Inc.	22,200	626,706
American Railcar Industries, Inc.	800	31,576
Commercial Vehicle Group, Inc. (a)	2,600	13,520
FreightCar America, Inc.	900	12,645
Greenbrier Cos., Inc. (The)	1,300	37,869
PACCAR, Inc.	300	15,561
Wabtec Corp.	300	21,069

		768,246

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Utilities — 0.1%
Great Plains Energy, Inc.	1,300	$39,520
ITC Holdings Corp. (b),(c)	42,253	1,978,285
Spark Energy, Inc. Class A	1,100	36,355
Westar Energy, Inc.	6,900	387,021

		2,441,181

Waste & Environmental Services & Equipment — 0.0%
Casella Waste Systems, Inc. Class A (a),(c)	11,300	88,705
Ceco Environmental Corp.	1,400	12,236
Waste Management, Inc. (c)	4,200	278,334

		379,275

Total United States		1,234,929,173

TOTAL COMMON STOCK (COST $1,491,731,578)		1,502,287,973

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 9.2%
Cayman Islands — 3.7%
ACIS CLO Ltd., Series 2015-6A, Class D, 4.41%, 05/01/27 (b),(c),(e),(f)	$2,300,000	1,883,700
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 5.28%, 04/15/24 (b),(e),(f)	373,000	292,544
ALESCO Preferred Funding VII Ltd., Series 7A, Class A1B, 1.04%, 07/23/35 (b),(e),(f),(g)	1,216,239	985,154
ALESCO Preferred Funding XIIII Ltd., Series 13A, Class A2, 1.04%, 09/23/37 (b),(e),(f),(g)	996,000	478,080
Allegro CLO I Ltd., Series 2013-1A, Class C, 4.09%, 01/30/26 (b),(e),(f)	5,000,000	4,437,500
Allegro CLO II Ltd., Series 2014-1A, Class C, 4.78%, 01/21/27 (b),(e),(f)	1,900,000	1,761,300
AMMC CDO, Series 2015-16A, Class E, 6.23%, 04/14/27 (b),(e),(f)	600,000	455,820
APIDOS CLO, Series 2012-10A, Class E, 6.89%, 10/30/22 (b),(e),(f)	1,000,000	887,500
Ares CLO Ltd., Series 2012-2A, Class E, 6.43%, 10/12/23 (b),(e),(f)	3,621,000	3,164,392
Ares XXVIII CLO Ltd., Series 2013-3A, Class D, 4.13%, 10/17/24 (b),(e),(f)	650,000	581,750
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class D, 4.89%, 01/30/24 (b),(e),(f)	1,726,000	1,651,782
Attentus CDO III Ltd., Series 2007-3A, Class A1B, 0.89%, 10/11/42 (b),(e),(f),(g)	547,254	508,947
Babson CLO Ltd.,
Series 2013-IA, Class D, 4.13%, 04/20/25 (b),(e),(f)	3,200,000	2,885,760
Series 2015-2A, Class E, 6.18%, 07/20/27 (b),(e),(f)	650,000	535,600
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 5.13%, 07/15/24 (b),(e),(f)	2,823,000	2,069,541
BlueMountain CLO Ltd.,
Series 2011-1A, Class E, 6.38%, 08/16/22 (b),(e),(f)	5,200,000	5,159,440
Series 2014-1A, Class D, 4.09%, 04/30/26 (b),(e),(f)	1,388,000	1,291,534
Bridgeport CLO Ltd., Series 2006-1A, Class C, 2.13%, 07/21/20 (b),(e),(f)	500,000	472,000
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.93%, 01/15/24 (b),(e),(f)	400,000	388,440
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2A, Class D, 4.13%, 05/15/25 (b),(e),(f)	1,900,000	1,694,040
Series 2014-3A, Class D1, 5.73%, 07/27/26 (b),(e),(f)	660,000	531,036
Catamaran CLO Ltd.,
Series 2015-1A, Class D, 4.29%, 04/22/27 (b),(e),(f)	1,600,000	1,413,280
Series 2015-1A, Class E, 5.79%, 04/22/27 (b),(e),(f)	600,000	446,340
Cathedral Lake CLO Ltd., Series 2013-1A, Class C, 4.28%, 01/15/26 (b),(e),(f)	1,000,000	902,200
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.54%, 05/20/26 (b),(e),(f)	1,600,000	1,233,600
CIFC Funding III Ltd.,
Series 2012-3A, Class A3L, 3.64%, 01/29/25 (b),(e),(f)	1,000,000	995,400
Series 2014-3A, Class E, 5.39%, 07/22/26 (b),(e),(f)	1,500,000	1,135,650
Series 2015-3A, Class E, 6.68%, 10/19/27 (b),(e),(f)	800,000	655,280
CIFC Funding IV Ltd., Series 2015-4A, Class D, 6.13%, 10/20/27 (b),(e),(f)	1,000,000	785,000
CIFC Funding Ltd.,
Series 2012-2A, Class B2R, 6.43%, 12/05/24 (b),(e),(f)	2,544,000	2,223,965
Series 2013-1A, Class D, 5.87%, 04/16/25 (b),(e),(f)	2,709,000	2,172,889
Series 2014-4A, Class D, 4.03%, 10/17/26 (b),(e),(f)	1,200,000	1,057,440
Series 2015-1A, Class D, 4.64%, 01/22/27 (b),(e),(f)	800,000	733,520
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.64%, 11/21/22 (b),(c),(e),(f)	1,800,000	1,691,100

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Cutwater Ltd.,
Series 2014-1A, Class C, 4.33%, 07/15/26 (b),(e),(f)	$1,512,000	$1,195,085
Series 2015-1A, Class D1, 4.53%, 07/15/27 (b),(e),(f)	4,500,000	3,954,600
Series 2015-1A, Class E, 6.63%, 07/15/27 (b),(e),(f)	733,000	524,315
Diamond Head Aviation, Series 2015-1, Class B, 5.92%, 07/14/28 (b),(e)	3,971,181	3,919,556
Dryden Senior Loan Fund, Series 2014-36A, Class D, 4.38%, 11/09/25 (b),(e),(f)	3,150,000	2,912,175
Eastland CLO Ltd., Series 2007-1A, Class C, 2.14%, 05/01/22 (b),(e),(f)	400,000	324,320
Flagship CLO VIII Ltd., Series 2014-8A, Class D, 4.33%, 01/16/26 (b),(e),(f)	789,000	597,825
Fore CLO Ltd., Series 2007-1A, Class D, 3.63%, 07/20/19 (b),(c),(e),(f)	1,330,198	1,277,123
Galaxy XIV CLO Ltd.,
Series 2012-14A, Class D, 5.03%, 11/15/24 (b),(e),(f)	1,400,000	1,376,200
Series 2012-14A, Class E, 6.03%, 11/15/24 (b),(e),(f)	4,057,000	3,448,044
GoldenTree Loan Opportunities, Series 2012-6A, Class D, 4.83%, 04/17/22 (b),(e),(f)	1,500,000	1,480,950
GoldenTree Loan Opportunities IV Ltd., Series 2007-4A, Class D, 4.88%, 08/18/22 (b),(e),(f)	500,000	495,850
Golub Capital Partners CLO Ltd.,
Series 2011-10AR, Class DR, 4.17%, 10/20/21 (b),(e),(f)	250,000	239,075
Series 2015-22A, Class C, 4.79%, 02/20/27 (b),(e),(f)	1,200,000	1,103,760
Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class C, 4.13%, 04/28/25 (b),(c),(e),(f)	1,800,000	1,418,220
Halcyon Loan Investors CLO I, Inc., Series 2006-1A, Class D, 4.14%, 11/20/20 (b),(e),(f)	500,000	461,750
Harbourview CDO III Ltd., Series 3A, Class A, 1.14%, 09/15/31 (b),(e),(f),(g)	5,051,065	4,583,842
ING IM CLO Ltd.,
Series 2013-1A, Class C, 4.13%, 04/15/24 (b),(c),(e),(f)	1,900,000	1,787,900
Series 2013-2A, Class C, 4.14%, 04/25/25 (b),(e),(f)	658,000	577,066
Series 2013-2A, Class D, 5.64%, 04/25/25 (b),(e),(f)	600,000	485,160
Jamestown Ltd.,
Series 2015-7A, Class C, 4.39%, 07/25/27 (b),(e),(f)	2,300,000	1,966,730
Series 2015-7A, Class D, 6.14%, 07/25/27 (b),(e),(f)	1,100,000	774,620
Kingsland VI Ltd., Series 2013-6A, Class D, 4.28%, 10/28/24 (b),(e),(f)	900,000	800,010
KKR Financial CLO Ltd., Series 2012-1A, Class C, 5.15%, 12/15/24 (b),(c),(e),(f)	3,500,000	3,360,000
Kodiak CDO Ltd., Series 2006-1A, Class A2, 1.11%, 08/07/37 (b),(e),(f),(g)	1,250,000	837,500
LCM Ltd. Partnership, Series 9A, Class E, 4.83%, 07/14/22 (b),(e),(f)	4,890,000	4,778,508
LCM XI LP, Series 11A, Class D2, 4.58%, 04/19/22 (b),(e),(f)	2,130,000	2,048,847
Madison Park Funding X Ltd., Series 2012-10A, Class E, 5.88%, 01/20/25 (b),(c),(e),(f)	1,900,000	1,699,550
Madison Park Funding XIV Ltd., Series 2014-14A, Class E, 5.38%, 07/20/26 (b),(c),(e),(f)	3,400,000	2,758,420
Madison Park Funding XVI Ltd.,
Series 2015-16A, Class B, 3.63%, 04/20/26 (b),(c),(e),(f)	3,000,000	2,983,200
Series 2015-16A, Class C, 4.33%, 04/20/26 (b),(e),(f)	600,000	557,460
MidOcean Credit CLO III,
Series 2014-3A, Class D, 4.38%, 07/21/26 (b),(e),(f)	982,000	858,268
Series 2014-3A, Class E, 5.88%, 07/21/26 (b),(e),(f)	346,000	263,237
Muir Grove CLO Ltd., Series 2007-1A, Class E, 8.64%, 03/25/20 (b),(e),(f)	769,091	763,477
Nelder Grove CLO Ltd., Series 2014-1A, Class D1, 5.19%, 08/28/26 (b),(c),(e),(f)	1,800,000	1,659,420
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class D, 3.98%, 04/15/26 (b),(e),(f)	1,000,000	902,800
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.63%, 08/13/25 (b),(e),(f)	300,000	275,010
Ocean Trails CLO V,
Series 2014-5A, Class D, 4.59%, 10/13/26 (b),(c),(e),(f)	1,800,000	1,603,260
Series 2014-5A, Class E, 5.98%, 10/13/26 (b),(e),(f)	800,000	568,000
Octagon Investment Partners X Ltd., Series 2006-10A, Class D, 2.03%, 10/18/20 (b),(e),(f)	500,000	477,550
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class DR, 4.08%, 05/05/23 (b),(e),(f)	1,400,000	1,346,380
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.63%, 01/15/24 (b),(e),(f)	250,000	233,350
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 5.14%, 10/25/25 (b),(e),(f)	800,000	594,800
Octagon Investment Partners XX Ltd., Series 2014-1A, Class E, 5.88%, 08/12/26 (b),(e),(f)	600,000	453,480
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 7.23%, 11/14/26 (b),(e),(f)	1,100,000	990,440
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.89%, 11/25/25 (b),(e),(f)	900,000	759,600
OHA Loan Funding Ltd., Series 2013-1A, Class E, 5.79%, 07/23/25 (b),(e),(f)	1,012,000	832,775
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.84%, 07/22/25 (b),(e),(f)	800,000	714,880
OZLM Funding V Ltd., Series 2013-5A, Class D, 5.38%, 01/17/26 (b),(c),(e),(f)	2,050,000	1,615,605
OZLM Ltd., Series 2015-13A, Class D, 6.09%, 07/30/27 (b),(e),(f)	1,100,000	847,330
OZLM VII Ltd., Series 2014-7A, Class C, 4.23%, 07/17/26 (b),(e),(f)	1,500,000	1,336,050
OZLM VIII Ltd., Series 2014-8A, Class B, 3.63%, 10/17/26 (b),(c),(e),(f)	3,000,000	2,958,600
OZLM XI Ltd., Series 2015-11A, Class D, 6.04%, 01/30/27 (b),(e),(f)	800,000	638,960
Parallel Ltd., Series 2015-1A, Class D, 4.28%, 07/20/27 (b),(e),(f)	1,500,000	1,391,400

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Preferred Term Securities X Ltd. / Preferred Term Securities X, Inc., 1.36%, 07/03/33 (b),(e),(f),(g)	$207,331	$176,232
Preferred Term Securities XIX Ltd/Preferred Term Securities XIX, Inc., 1.08%, 12/22/35 (b),(e),(f),(g)	1,037,961	539,739
Preferred Term Securities XVII Ltd. / Preferred Term Securities XVII, Inc., 1.15%, 06/23/35 (b),(c),(e),(f),(g)	211,000	107,610
Preferred Term Securities XVIII Ltd. / Preferred Term Securities XVIII, Inc., 1.13%, 09/23/35 (b),(e),(f),(g)	198,952	105,444
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 0.95%, 03/22/37 (b),(e),(f),(g)	926,842	639,521
Preferred Term Securities XXIV Ltd/Preferred Term Securities XXIV, Inc., 1.03%, 03/22/37 (b),(e),(f),(g)	968,152	445,350
Preferred Term Securities XXV Ltd/Preferred Term Securities XXV, Inc., 1.00%, 06/22/37 (b),(e),(f),(g)	274,984	140,242
Preferred Term Securities XXVI Ltd/Preferred Term Securities XXVI, Inc., 1.02%, 09/22/37 (b),(e),(f),(g)	268,701	134,351
Sound Point CLO I Ltd.,
Series 2012-1A, Class D, 5.21%, 10/20/23 (b),(e),(f)	900,000	889,110
Series 2012-1A, Class E, 6.63%, 10/20/23 (b),(e),(f)	300,000	270,330
Sound Point CLO IX Ltd., Series 2015-2A, Class D, 4.18%, 07/20/27 (b),(e),(f)	1,700,000	1,510,960
Sound Point CLO V Ltd., Series 2014-1A, Class D, 4.03%, 04/18/26 (b),(e),(f)	1,200,000	1,076,640
Stone Tower CLO VI Ltd., Series 2007-6A, Class D, 4.23%, 04/17/21 (b),(e),(f)	7,189,000	6,762,692
Stone Tower CLO VII Ltd., Series 2007-7A, Class C, 4.85%, 08/30/21 (b),(e),(f)	3,850,000	3,856,160
Symphony CLO III Ltd., Series 2007-3A, Class E, 4.28%, 05/15/19 (b),(e),(f)	1,300,000	1,274,000
Symphony CLO IV Ltd., Series 2007-4A, Class E, 6.13%, 07/18/21 (b),(e),(f)	739,000	733,605
Symphony CLO IX Ltd., Series 2012-9A, Class D, 4.88%, 04/16/22 (b),(c),(e),(f)	2,775,000	2,710,342
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.63%, 01/17/25 (b),(e),(f)	2,100,000	2,009,700
Symphony CLO XII Ltd., Series 2013-12A, Class D, 4.13%, 10/15/25 (b),(e),(f)	250,000	228,725
Trapeza CDO XII Ltd., Series 2007-12A, Class A2, 0.98%, 04/06/42 (b),(e),(f),(g)	375,000	176,250
Trapeza CDO XIII Ltd., Series 2007-13A, Class A2A, 0.96%, 11/09/42 (b),(e),(f),(g)	431,000	206,880
Venture CDO Ltd.,
Series 2007-13A, Class A3, 1.06%, 11/09/42 (b),(c),(e),(f),(g)	270,000	121,500
Series 2014-16A, Class B1L, 4.08%, 04/15/26 (b),(c),(e),(f)	4,000,000	3,312,800
Venture X CLO Ltd., Series 2012-10A, Class D, 4.83%, 07/20/22 (b),(e),(f)	500,000	465,150
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.21%, 06/10/25 (b),(e),(f)	5,000,000	4,535,500
Venture XIV CLO Ltd., Series 2013-14A, Class D, 4.42%, 08/28/25 (b),(c),(e),(f)	1,775,000	1,612,232
Venture XIX CLO Ltd., Series 2014-19A, Class D, 4.63%, 01/15/27 (b),(c),(e),(f)	2,500,000	2,269,500
Vibrant CLO Ltd., Series 2015-3A, Class C, 4.28%, 04/20/26 (b),(e),(f)	1,082,000	982,348
Voya CLO 2 Ltd., Series 2014-2A, Class D, 5.38%, 07/17/26 (b),(e),(f)	700,000	527,520
Voya CLO Ltd., Series 2012-1RA, Class DR, 5.54%, 03/14/22 (b),(e),(f)	1,500,000	1,488,750
Voya Ltd., Series 2012-4A, Class C, 5.13%, 10/15/23 (b),(e),(f)	1,500,000	1,488,450
WhiteHorse Ltd., Series 2014-1A, Class D, 4.29%, 05/01/26 (b),(e),(f)	2,912,100	2,278,427

Total Cayman Islands		167,449,917

Ireland — 0.0%
Trade Maps Ltd., Series 2013-1A, Class D, 5.45%, 12/10/18 (b),(e),(f)	2,000,000	1,988,200

Total Ireland		1,988,200

United States — 5.5%
Access Group, Inc., Series 2005-A, Class B, 1.44%, 07/25/34 (b),(f)	1,864,656	1,587,382
AmeriCredit Automobile Receivables, Series 2016-1, Class D, 3.59%, 02/08/22 (b)	1,400,000	1,437,660
AMPLIT Trust,
Series 2015-A, Class B, 6.75%, 09/15/21 (b),(e)	1,207,000	1,205,069
Series 2015-A, Class C, 8.75%, 09/15/21 (b),(c),(e)	915,000	910,516
Series 2015-A SEQ, Class A, 5.00%, 09/15/21 (b),(e)	2,606,765	2,624,752
Apollo Aviation Securitization, Series 2016-1A, Class B, 6.50%, 03/17/36 (b),(e)	4,457,700	4,381,919
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class E, 5.92%, 06/12/23 (b),(e),(g)	758,000	750,496
Series 2015-2A, Class E, 6.52%, 10/12/21 (b),(e),(g)	1,299,000	1,287,829
Associates Manufactured Housing Pass-Through Certificates, Series 1997-2, Class B1, 7.15%, 03/15/28 (b),(f),(g)	277,129	324,768
AVANT Loans Funding Trust,
Series 2016-A, Class B, 7.65%, 06/15/20 (b),(e)	1,262,000	1,280,930

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-B, Class B, 7.80%, 09/15/20 (b),(e)	$7,330,000	$7,472,202
Series 2016-B, Class C, 10.60%, 04/15/22 (b),(e)	3,778,000	3,845,626
Avenue CLO VI Ltd., Series 2007-6A, Class E, 4.88%, 07/17/19 (b),(e),(f)	5,190,000	5,151,594
Bayview Opportunity Master Fund Trust,
Series 2012-4NR3, Class A, 3.72%, 02/28/35 (b),(e),(f)	3,202,662	3,182,485
Series 2014-16RP, Class A, 3.84%, 11/28/29 (b),(e)	3,261,729	3,233,678
Bear Stearns Asset Backed Securities Trust 2007-1, Series 2007-1, Class A2, 0.73%, 01/25/37 (b),(f)	2,251,740	2,114,609
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A2, 0.77%, 01/25/47 (b),(f)	3,462,443	3,336,410
Bridgeport CLO II Ltd., Series 2007-2A, Class C, 2.90%, 06/18/21 (b),(e),(f)	750,000	677,100
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class D, 4.08%, 04/17/25 (b),(e),(f)	1,700,000	1,553,630
Series 2015-3A, Class D, 6.33%, 07/28/28 (b),(e),(f)	1,100,000	900,460
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2, 0.55%, 08/25/36 (b),(f)	997,538	951,451
Chrysler Capital Auto Receivables Trust,
Series 2014-AA, Class D, 2.64%, 07/15/21 (b),(e)	1,380,000	1,372,410
Series 2015-BA, Class D, 4.17%, 01/16/23 (b),(e)	5,300,000	5,342,930
Series 2016-AA, Class D, 4.22%, 01/17/23 (b),(e)	2,000,000	1,998,800
Citi Held For Asset Issuance,
Series 2015-PM2, Class B, 4.00%, 03/15/22 (b),(e)	3,260,000	3,219,250
Series 2015-PM3, Class C, 6.99%, 05/16/22 (b),(e)	267,000	256,213
Series 2016-PM1, Class C, 10.26%, 04/15/25 (b),(e)	411,000	416,466
Conn Funding II LP, Series 2016-A, Class B, 8.96%, 08/15/18 (b),(e)	813,000	818,772
Conseco Financial Corp., Series 1998-4 SEQ, Class A5, 6.18%, 04/01/30 (b)	376,299	397,936
Countrywide Home Equity Loan Trust,
Series 2004-I, Class A, 0.73%, 02/15/34 (b),(f)	1,022,041	920,756
Series 2004-P, Class 2A, 0.76%, 03/15/34 (b),(f)	22,677	19,759
Series 2006-G, Class 2A, 0.59%, 10/15/36 (b),(f)	240,153	202,881
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (b),(c),(e)	156,000	149,339
Series 2014-C, Class D, 4.83%, 08/17/20 (b),(e)	391,000	371,958
Credit Suisse Mortgage Trust,
Series 2015-RPL2, Class A1A, 3.75%, 11/25/57 (b),(e)	6,473,234	6,331,470
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (b),(e),(h)	6,610,784	6,480,552
Series 2015-RPL5, Class A1, 3.52%, 11/26/55 (b),(c),(e)	34,497,891	33,090,377
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1, Class M1, 0.81%, 05/25/36 (b),(e),(f),(g)	195,000	172,087
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (b),(c),(e)	5,300,000	5,306,360
Series 2015-DA, Class C, 3.38%, 11/15/21 (b),(e)	5,375,000	5,421,762
Series 2015-DA, Class D, 4.59%, 01/17/23 (b),(e)	2,500,000	2,485,250
DT Auto Owner Trust,
Series 2014-3A, Class D, 4.47%, 11/15/21 (b),(e)	600,000	608,280
Series 2015-1A, Class D, 4.26%, 02/15/22 (b),(e)	1,000,000	1,003,000
Exeter Automobile Receivables Trust,
Series 2013-1A, Class D, 5.05%, 10/15/19 (b),(c),(e)	3,300,000	3,311,880
Series 2013-2A, Class D, 6.81%, 08/17/20 (b),(c),(e)	2,200,000	2,262,260
Series 2014-1A, Class D, 5.53%, 02/16/21 (b),(c),(e)	4,300,000	4,349,450
Series 2014-2A, Class D, 4.93%, 12/15/20 (b),(e)	2,700,000	2,692,170
Series 2014-3A, Class C, 4.17%, 06/15/20 (b),(c),(e)	1,900,000	1,928,690
Series 2014-3A, Class D, 5.69%, 04/15/21 (b),(e)	3,000,000	3,029,700
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.85%, 05/18/26 (b),(e),(g)	853,806	857,221
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21 (b),(e)	1,800,000	1,761,300
Flatiron CLO Ltd., Series 2007-1A, Class D, 3.23%, 10/15/21 (b),(e),(f)	800,000	767,360
GE Business Loan Trust, Series 2005-1A, Class C, 1.14%, 06/15/33 (b),(e),(f)	33,802	29,466
GLS Auto Receivables Trust, Series 2016-1A, Class C, 6.90%, 10/15/21 (b),(e)	560,000	556,024
HOA Funding LLC, Series 2015-1A, Class A2, 5.50%, 08/20/44 (b),(e),(g)	2,466,090	2,175,585
InCaps Funding II Ltd. / InCaps Funding II Corp., 1.83%, 01/15/34 (b),(e),(f),(g)	1,416,825	1,303,479
LEAF Receivables Funding 9 LLC, Series 2013-1, Class E2, 6.00%, 09/15/21 (b),(e),(g)	163,000	162,055
Merit Securities Corp., Series 12-1, Class 1M1, 7.63%, 07/28/33 (b)	950,000	1,026,000
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE3, Class A2C, 0.61%, 04/25/36 (b),(c),(f)	359,572	355,545
Nationstar HECM Loan Trust,
Series 2015-2A, Class M2, 6.66%, 11/25/25 (b),(e)	3,253,000	3,254,952

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount		Value
Series 2016-1A, Class M2, 7.39%, 02/25/26 (b),(e)	$2,509,000		$2,509,753
Series 2016-2A, Class M2, 6.54%, 06/25/26 (b),(e)	1,693,000		1,692,323
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 0.58%, 06/25/37 (b),(c),(f)	769,895		761,965
NYMT Residential, Series 2016-RP1A, Class A, 4.00%, 03/25/21 (b),(e)	8,726,492		8,708,167
Ondeck Asset Securitization Trust, Series 2016-1A, Class B, 7.63%, 05/17/20 (b),(e),(g)	1,546,000		1,540,744
Pretium Mortgage Credit Partners LLC, Series 2016-NPL1 SEQ, Class A1, 4.38%, 02/27/31 (b),(c),(e)	8,121,100		8,188,505
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 05/26/20 (b),(e),(h)	3,053,206		3,016,872
SLM Private Credit Student Loan Trust,
Series 2004-A, Class C, 1.60%, 06/15/33 (b),(f)	2,461,894		2,289,315
Series 2004-B, Class C, 1.52%, 09/15/33 (b),(f)	2,189,476		2,046,065
Series 2005-B, Class C, 1.35%, 06/15/39 (b),(f)	2,639,190		2,463,684
Soundview Home Loan Trust, Series 2007-OPT3, Class 2A2, 0.58%, 08/25/37 (b),(c),(f)	542,332		536,637
Stone Tower CLO Ltd., Series 2006-5A, Class D, 4.38%, 07/16/20 (b),(e),(f)	1,000,000		976,600
Vericrest Opportunity Loan Trust,
Series 2015-NP12, Class A1, 3.88%, 09/25/45 (b),(e)	4,814,293		4,754,596
Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (b),(c),(e)	1,609,709		1,590,875
Series 2015-NPL9, Class A1, 3.50%, 06/26/45 (b),(e),(h)	8,576,103		8,481,766
Vericrest Opportunity Loan XXXI LLC, Series 2015-NPL2, Class A1, 3.38%, 02/25/55 (b),(c),(e)	2,652,717		2,629,904
VOLT XLIV LLC, Series 2016-NPL4 SEQ, Class A1, 4.25%, 04/25/46 (b),(e)	976,882		976,003
VOLT XLV LLC, Series 2016-NPL5 SEQ, Class A1, 4.00%, 05/25/46 (b),(e)	5,327,824		5,316,635
VOLT XLVI LLC, Series 2016-NPL6 SEQ, Class A1, 3.84%, 06/25/46 (b),(e)	9,160,000		9,157,252
VOLT XLVII LLC, Series 2016-NPL7 SEQ, Class A1, 3.75%, 06/25/46 (b),(e),(h)	7,559,000		7,561,268
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 3.63%, 07/25/45 (b),(e),(h)	18,892,621		18,737,702
Westgate Resorts LLC, Series 2014-1A, Class C, 5.50%, 12/20/26 (b),(c),(e)	2,152,563		2,125,441
WG Horizons CLO I, Series 2006-1A, Class D, 4.82%, 05/24/19 (b),(e),(f)	800,000		794,720

Total United States			251,277,103

TOTAL ASSET-BACKED SECURITIES (COST $434,732,347)			420,715,220

CONVERTIBLE BOND — 0.3%
Spain — 0.3%
Wireless Telecommunication Services — 0.3%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17 (b)	14,200,000	EUR	12,851,014

Total Spain			12,851,014

TOTAL CONVERTIBLE BOND (COST $15,630,267)			12,851,014

BANK LOAN — 0.1%
Luxembourg — 0.0%
Aerospace & Defense — 0.0%
Silver II US Holdings LLC 1.00%, 12/13/19 (b),(f),(g)	$308,830		276,403

Total Luxembourg			276,403

Netherlands — 0.0%
Exploration & Production — 0.0%
Endeavour International Holding BV, 1.00%, 01/02/17 (b),(f),(g)	1,243,399		156,979

Total Netherlands			156,979

United Kingdom — 0.0%
Transportation & Logistics — 0.0%
Ceva Logistics U.S. Holdings, 1.00%, 03/19/21 (b),(f),(g)	69,093		56,484
Ceva Logistics Canada, 1.00%, 03/19/21 (b),(f),(g)	8,637		7,060
Ceva Intercompany BV, 1.00%, 03/19/21 (b),(f),(g)	50,092		40,951
Ceva Group PLC, 1.00%, 03/19/21 (b),(g)	48,595		39,726

Total United Kingdom			144,221

United States — 0.1%
Advertising & Marketing — 0.0%
Affinion Group, Inc., 1.50%, 04/30/18 (b),(f),(g)	644,210		583,545

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount		Value
Automobiles Manufacturing — 0.0%
AmGen Holdings LLC, 1.25%, 03/22/18 (b),(f),(g)	$266,061		$247,437

Containers & Packaging — 0.0%
Consolidated Container Co. LLC, 1.25%, 07/03/19 (b),(f),(g)	1,392,306		1,341,083

Pipeline — 0.0%
NGPL PipeCo LLC, 1.25%, 09/15/17 (b),(f),(g)	35,308		35,242
Offshore Group Investment Ltd., 1.00%, 12/31/19 (b),(g)	208,211		185,308

			220,550

Publishing & Broadcasting — 0.0%
LBI Media, Inc., 2.00%, 03/31/18 (b),(g)	98,280		98,280

Software & Services — 0.0%
RP Crown Parent LLC, 1.00%, 12/21/18 (b),(f),(g)	190,666		179,046
Syniverse Holdings, Inc., 1.00%, 04/23/19 (b),(f),(g)	486,148		361,106
Veritas Bermuda Ltd., 1.00%, 01/27/23 (b),(f),(g)	150,717	EUR	141,333

			681,485

Technology Services — 0.0%
Veritas Bermuda Ltd., 1.00%, 01/27/23 - 01/29/23 (b),(g)	$710,521		622,163

Transportation & Logistics — 0.0%
OSG Bulk Ships, Inc., 1.00%, 08/05/19 (b),(f),(g)	247,474		237,575

Waste & Environmental Services & Equipment — 0.0%
Liberty Tire Recycling HoldCo., 1.00%, 06/30/20 (b),(f),(g)	47,465		44,617

Wireless Telecommunication Services — 0.1%
Ligado Networks LLC, 1.00%, 06/15/20 (b),(f),(g)	1,838,441		1,631,617

Total United States			5,708,352

TOTAL BANK LOAN (COST $7,251,439)			6,285,955

CORPORATE BONDS & NOTES — 7.4%
Brazil — 0.7%
Integrated Oils — 0.7%
Petrobras Global Finance BV,
3.00%, 01/15/19	6,358,000		5,890,687
3.25%, 04/01/19	1,466,000	EUR	1,515,194
4.88%, 03/17/20	$9,638,000		9,035,625
5.75%, 01/20/20	998,000		962,771
6.85%, 06/05/49	12,944,000		9,837,440
8.38%, 05/23/21	1,597,000		1,648,104
8.75%, 05/23/26	2,662,000		2,680,181

Total Brazil			31,570,002

Canada — 0.1%
Electrical Equipment Manufacturing — 0.0%
NCSG Crane & Heavy Haul Services, Inc., 9.50%, 08/15/19 (b),(e)	574,000		252,560

Publishing & Broadcasting — 0.1%
Postmedia Network, Inc., 12.50%, 07/15/18 (b),(c)	9,451,000		5,103,540

Travel & Lodging — 0.0%
River Cree Enterprises LP, 11.00%, 01/20/21 (b),(e)	1,241,000	EUR	907,733

Waste & Environmental Services & Equipment — 0.0%
Tervita Corp.,
8.00%, 11/15/18 (b),(e)	$752,000		718,160
9.00%, 11/15/18 (b),(e)	118,000	CAD	$84,941

			803,101

Total Canada			7,066,934

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount		Value
Ecuador — 0.0%
Refining & Marketing — 0.0%
EP PetroEcuador via Noble Sovereign Funding I Ltd. REG S, 6.27%, 09/24/19 (f)	$2,294,158		$2,156,508

Total Ecuador			2,156,508

France — 0.4%
Oil & Gas Services & Equipment — 0.1%
CGG SA,
6.50%, 06/01/21 (b)	8,900,000		3,916,000
6.88%, 01/15/22 (b)	3,000,000		1,305,000

			5,221,000

Property & Casualty Insurance — 0.1%
Groupama SA REG S, 6.38% (b),(f),(j)	4,300,000	EUR	4,199,293

Publishing & Broadcasting — 0.2%
PagesJaunes Finance & Co. SCA REG S, 8.88%, 06/01/18 (b)	16,402,000	EUR	9,192,579

Total France			18,612,872

Germany — 0.1%
Banks — 0.1%
HSH Nordbank AG REG S,
MTN, 0.54%, 02/14/17 (b),(f)	1,680,000	EUR	1,752,591
MTN, 0.58%, 02/14/17 (b),(f)	503,000	EUR	524,712

Total Germany			2,277,303

Mexico — 0.2%
Exploration & Production — 0.2%
Petroleos Mexicanos,
4.25%, 01/15/25	$2,129,000		2,050,227
6.88%, 08/04/26	4,157,000		4,647,526
MTN, 3.75%, 03/15/19	1,029,000	EUR	1,192,954

Total Mexico			7,890,707

Poland — 0.1%
Food & Beverage — 0.1%
CEDC Finance Corp. International, Inc., 10.00%, 04/30/18 (b),(k)	$4,153,752		3,073,777

Total Poland			3,073,777

Sweden — 0.1%
Chemicals — 0.1%
Perstorp Holding AB,
8.75%, 05/15/17 (b),(e)	847,000		847,000
11.00%, 08/15/17 (b),(c),(e)	2,200,000		2,101,000

Total Sweden			2,948,000

United Kingdom — 0.2%
Transportation & Logistics — 0.2%
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (b),(e)	2,545,000		2,061,450
9.00%, 10/15/18 (b)	200,000	EUR	178,670
10.75%, 10/15/19 (b),(e)	$109,000		52,320
CEVA Group PLC, 4.00%, 05/01/18 (b),(e)	6,347,796		5,649,538

Total United Kingdom			7,941,978

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount		Value
United States — 5.4%
Casinos & Gaming — 0.8%
Caesars Entertainment Operating Co., Inc.,
10.00%, 12/15/18 (b),(c),(i)	$3,627,577		$1,441,962
10.75%, 02/01/16 (b),(i)	7,000		4,183
Chester Downs & Marina LLC / Chester Downs Finance Corp., 9.25%, 02/01/20 (b),(e)	181,000		159,732
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (b),(e)	9,773,000		9,418,729
Golden Nugget Escrow, Inc., 8.50%, 12/01/21 (b),(c),(e)	5,741,000		5,870,172
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (b),(c),(d),(e)	17,043,000		17,660,809

			34,555,587

Chemicals — 0.1%
LYB 8 3/8 08/15/15, 0.00%, 08/15/16 (b),(g)	18,000,000		2,160,000
LyondellBasell Industries NV, 1.00%, 08/15/15 (b),(g)	3,591,000	EUR	577,841

			2,737,841

Commercial Finance — 0.1%
NewStar Financial, Inc., 7.25%, 05/01/20 (b)	$4,896,000		4,553,280

Consumer Finance — 0.1%
DFC Finance Corp., 10.50%, 06/15/20 (b),(e)	7,070,000		4,242,000

Consumer Products — 0.0%
Sun Products Corp., 7.75%, 03/15/21 (b),(e)	500,000		516,875

Consumer Services — 0.1%
Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 05/15/20 (b),(e)	13,000		12,412
RR Donnelley & Sons Co.,
6.00%, 04/01/24 (b)	5,066,000		4,505,599
7.00%, 02/15/22 (b)	2,079,000		2,037,420

			6,555,431

Containers & Packaging — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.13%, 07/15/20 (b),(e)	41,000		37,208

Electrical Equipment Manufacturing — 0.0%
Dispensing Dynamics International, 12.50%, 01/01/18 (b),(e)	31,000		29,450

Entertainment Contents — 0.1%
Production Resource Group, Inc., 8.88%, 05/01/19 (b)	3,618,000		2,279,340

Exploration & Production — 0.0%
California Resources Corp., 8.00%, 12/15/22 (b),(e)	2,984,000		2,118,640

Financial Services — 0.1%
MF Global Holdings Ltd.,
1.88%, 02/01/16 (b),(g),(i)	18,687,000		3,924,270
3.38%, 08/01/18 (b),(g),(i)	4,776,000		1,002,960
6.25%, 08/08/16 (b),(g),(i)	4,026,000		845,460

			5,772,690

Forest & Paper Products Manufacturing — 0.2%
Resolute Forest Products, Inc., 5.88%, 05/15/23 (b),(d)	12,122,000		9,546,075

Hardware — 0.2%
Everi Payments, Inc., 10.00%, 01/15/22 (b),(c),(d)	11,501,000		9,603,335
Real Alloy Holding, Inc., 10.00%, 01/15/19 (b),(e)	710,000		710,000

			10,313,335

Health Care Facilities & Services — 0.9%
CHS/Community Health Systems, Inc., 6.88%, 02/01/22 (b),(d)	5,704,000		4,991,000
IASIS Healthcare LLC / IASIS Capital Corp., 8.38%, 05/15/19 (b),(c)	2,272,000		2,182,540
inVentiv Health, Inc.,
10.00%, 08/15/18 (b),(c)	12,443,000		12,436,395
PIK, 10.00%, 08/15/18 (b),(e)	3,592,125		3,690,909
Kindred Healthcare, Inc., 8.75%, 01/15/23 (b)	4,514,000		4,454,776
Universal Hospital Services, Inc., 7.63%, 08/15/20 (b),(d)	11,140,000		10,234,875

			37,990,495

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Homebuilders — 0.0%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 02/15/21 (b),(c),(e)	$406,000	$365,400

Industrial Other — 0.0%
Michael Baker International LLC / CDL Acquisition Co., Inc., 8.25%, 10/15/18 (b),(e)	85,000	82,450

Managed Care — 0.1%
Opal Acquisition, Inc., 8.88%, 12/15/21 (b),(c),(e)	7,848,000	6,023,340

Manufactured Goods — 0.0%
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18 (b),(e)	1,639,000	1,507,880
Zekelman Industries, Inc., 9.88%, 06/15/23 (b),(e)	72,000	73,080

		1,580,960

Metals & Mining — 0.5%
AK Steel Corp.,
7.63%, 05/15/20—10/01/21 (b),(c),(d)	16,256,000	15,258,927
8.38%, 04/01/22 (b),(c),(d)	5,482,000	5,043,440
Aleris International, Inc., 7.88%, 11/01/20 (b)	67,000	59,295
Allegheny Technologies, Inc., 9.38%, 06/01/19 (b),(c)	1,048,000	1,068,960

		21,430,622

Oil & Gas Services & Equipment — 0.0%
CSI Compressco LP / Compressco Finance, Inc., 7.25%, 08/15/22 (b),(c)	652,000	534,640

Pipeline — 0.2%
Kinder Morgan, Inc., MTN, 8.05%, 10/15/30 (b)	5,089,000	5,594,409
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (b)	410,000	379,250
NGPL PipeCo LLC, 7.12%, 12/15/17 (b),(e)	1,004,000	1,046,670

		7,020,329

Publishing & Broadcasting — 1.4%
American Media, Inc.,
7.00%, 07/15/20 (b),(e)	21,963,523	24,708,963
11.50%, 12/15/17 (b),(c)	331,000	335,137
LBI Media, Inc.,
10.00%, 04/15/19 (b),(e)	4,194,000	4,110,120
13.50%, 04/15/20 (b),(e)	4,252,620	3,529,675
Lee Enterprises, Inc., 9.50%, 03/15/22 (b),(c),(d),(e)	8,997,000	8,862,045
McClatchy Co., 9.00%, 12/15/22 (b)	10,928,000	10,654,800
Time, Inc., 5.75%, 04/15/22 (b),(e)	10,759,000	10,113,460

		62,314,200

Retail - Consumer Discretionary — 0.2%
Claire’s Stores, Inc.,
6.13%, 03/15/20 (b),(e)	471,000	240,210
9.00%, 03/15/19 (b),(e)	1,425,000	847,875
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(e)	9,924,000	9,117,675

		10,205,760

Semiconductors — 0.0%
Micron Technology, Inc., 5.50%, 02/01/25 (b)	568,000	482,800

Software & Services — 0.3%
iPayment, Inc., 9.50%, 12/15/19 (b),(e)	11,729,802	11,495,206

Transportation & Logistics — 0.0%
Navistar International Corp., 8.25%, 11/01/21 (b),(d)	1,854,000	1,302,435

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount		Value
Overseas Shipholding Group, Inc., 8.13%, 03/30/18 (b)	$240,000		$245,400

			1,547,835

Wireline Telecommunication Services — 0.0%
Frontier Communications Corp., 11.00%, 09/15/25 (b)	711,000		738,551
Windstream Corp., 7.75%, 10/01/21 (b)	568,000		535,340

			1,273,891

Total United States			245,605,680

Venezuela — 0.1%
Integrated Oils — 0.1%
Petroleos de Venezuela SA,
5.25%, 04/12/17	1,722,700		1,080,822
8.50%, 11/02/17	2,928,666		2,048,681
Petroleos de Venezuela SA REG S, 6.00%, 05/16/24 - 11/15/26	8,223,000		2,886,913

Total Venezuela			6,016,416

TOTAL CORPORATE BONDS & NOTES (COST $328,626,836)			335,160,177

SOVEREIGN DEBT — 4.7%
Argentine Republic Government International Bond,
7.82%, 12/31/33	16,550,399	EUR	18,801,345
8.75%, 06/02/17	$7,992,690		8,344,368
Argentine Republic Government International Bond REG S, 6.88%, 04/22/21	4,344,000		4,637,220
Bahrain Government International Bond, 7.00%, 01/26/26	2,081,000		2,118,916
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (b),(c)	10,522,523	EUR	12,938,384
Federal Republic of Brazil, 6.00%, 04/07/26	$5,830,000		6,310,975
France Government Bond OAT REG S, 0.10%, 03/01/25 (b),(c)	11,850,424	EUR	14,146,432
Hellenic Republic Government Bond REG S,
3.00%, 02/23/42 (c),(k)	12,130,600	EUR	8,641,693
3.38%, 07/17/17 (e)	16,575,000	EUR	17,710,854
4.75%, 04/17/19 (e)	9,101,000	EUR	9,101,162
Hungary Government International Bond, 5.38%, 02/21/23	$4,020,000		4,455,406
Japan Treasury Discount Bill, 0.00%, 09/20/16 (b),(n)	3,000,000,000	JPY	29,068,029
Mexican Bonos, 10.00%, 12/05/24 (b)	$265,050,000		18,589,345
Mexico Government International Bond, 4.00%, 10/02/23	4,154,000		4,470,742
Oman Government International Bond, 3.63%, 06/15/21	1,832,000		1,843,908
Pakistan Government International Bond REG S, 6.75%, 12/03/19	4,184,000		4,376,334
Paraguay Government International Bond,
4.63%, 01/25/23	3,779,000		3,949,055
5.00%, 04/15/26	544,000		578,000
Qatar Government International Bond, 2.38%, 06/02/21	5,674,000		5,735,279
Republic of Cyprus REG S, 3.88%, 05/06/22	3,615,000	EUR	4,106,423
Republic of Iraq REG S, 5.80%, 01/15/28	$4,333,000		3,298,713
Republic of Sri Lanka REG S, 6.85%, 11/03/25	1,812,000		1,765,084
United Kingdom Gilt Inflation Linked Bond REG S, 0.125%, 03/22/24 - 03/22/26 (b),(c)	17,904,665	GBP	27,520,688

TOTAL SOVEREIGN DEBT (COST $211,328,664)			212,508,355

MORTGAGE-BACKED SECURITIES — 24.5%
Cayman Islands — 0.9%
Collateralized Debt Obligation (Commercial) — 0.7%
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2014-1A, Class B, 4.94%, 05/15/24 (b),(e),(f),(g)	$250,000		245,625
Series 2015-FL1A, Class B, 3.69%, 03/15/25 (b),(e),(f),(g)	639,000		621,364
Gramercy Real Estate CDO Ltd.,
Series 2005-1A, Class D, 1.44%, 07/25/35 (b),(e),(f)	2,000,000		1,902,400
Series 2006-1A, Class D, 1.20%, 07/25/41 (b),(e),(f)	1,100,000		1,019,040
Series 2006-1A, Class E, 1.34%, 07/25/41 (b),(e),(f)	4,248,000		3,781,570
Series 2007-1A, Class A1, 0.91%, 08/15/56 (b),(e),(f)	2,388,811		2,191,734
Series 2007-1A, Class BFX, 6.00%, 08/15/56 (b),(e),(g)	536,000		25,942

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
N-Star Real Estate CDO V Ltd., Series 2005-5A, Class A1, 0.71%, 09/22/45 (b),(e),(f),(g)	$413,365	$360,330
RAIT Preferred Funding II Ltd., Series 2007-2A, Class A2, 0.90%, 06/25/45 (b),(e),(f)	2,284,000	2,007,864
Resource Capital Corp. Ltd., Series 2015-CRE3, Class D, 4.45%, 03/15/32 (b),(e),(f)	1,500,000	1,383,750
Sorin Real Estate CDO I Ltd.,
Series 2005-1A, Class A2, 1.10%, 06/07/40 (b),(e),(f),(g)	4,165,000	3,962,581
Series 2005-1A, Class B, 1.16%, 06/07/40 (b),(e),(f),(g)	2,813,000	2,276,280
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.70%, 05/09/46 (b),(e),(f)	9,083,076	8,855,999

		28,634,479

Commercial Mortgage-Backed Securities — 0.2%
ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, 3.83%, 08/15/31 (b),(e),(f)	2,200,000	2,076,580
Gramercy Real Estate CDO Ltd., Series 2005-1A, Class E, 1.54%, 07/25/35 (b),(e),(f)	2,440,000	2,285,060
PFP III Ltd.,
Series 2014-1, Class D, 4.54%, 06/14/31 (b),(e),(f)	1,000,000	966,900
Series 2015-2, Class D, 4.43%, 07/14/34 (b),(e),(f)	2,250,000	2,108,250
Series 2015-2, Class E, 5.03%, 07/14/34 (b),(e),(f)	2,400,000	2,238,240

		9,675,030

Total Cayman Islands		38,309,509

United States — 23.6%
Collateralized Debt Obligation (Commercial) — 0.0%
NCT Funding Ltd., Series 2013-6A, Class IMM2, 0.70%, 04/25/40 (b),(e),(f)	549,162	528,898

Collateralized Mortgage Obligation (Residential) — 10.7%
Banc of America Funding Corp., Series 2007-B, Class A1, 0.66%, 04/20/47 (b),(f)	2,728,450	2,079,625
Bellemeade Re Ltd., Series 2015-1A, Class M2, 4.75%, 07/25/25 (b),(e),(f),(g)	6,214,000	6,248,177
Chase Mortgage Finance Trust, Series 2007-A2, Class 3A2, 2.95%, 07/25/37 (b),(f)	250,205	236,218
CHL Mortgage Pass-Through Trust, Series 2005-HYB3, Class 3A2, 2.85%, 06/20/35 (b),(f)	2,640,600	2,541,578
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (b)	585,529	590,272
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 2.86%, 08/25/35 (b),(f)	3,026,655	2,835,975
Colony American Homes, Series 2015-1A, Class F, 4.08%, 07/17/32 (b),(e),(f)	4,832,000	4,588,950
Colony Starwood Homes Trust, Series 2016-1A, Class E, 4.60%, 07/17/33 (b),(e),(f)	1,933,000	1,911,544
Connecticut Avenue Securities,
Series 2014-C01, Class M2, 4.85%, 01/25/24 (b),(f),(h)	6,254,577	6,381,545
Series 2014-C02, Class 1M2, 3.05%, 05/25/24 (b),(c),(f),(h)	19,538,501	17,977,375
Series 2014-C02, Class 2M2, 3.05%, 05/25/24 (b),(c),(f)	5,759,000	5,355,294
Series 2014-C03, Class 2M2, 3.35%, 07/25/24 (b),(c),(f),(h)	9,722,522	9,115,837
Series 2014-C03, Class 1M2, 3.45%, 07/25/24 (b),(c),(f),(h)	6,666,184	6,249,547
Series 2014-C04, Class 1M2, 5.35%, 11/25/24 (b),(f),(h)	6,049,000	6,186,312
Series 2014-C04, Class 2M2, 5.45%, 11/25/24 (b),(f)	4,895,492	4,990,465
Series 2015-C01, Class 1M2, 4.75%, 02/25/25 (b),(f),(h)	13,999,910	14,100,709
Series 2015-C01, Class 2M2, 5.00%, 02/25/25 (b),(f),(h)	12,634,873	12,837,031
Series 2015-C02, Class 1M2, 4.45%, 05/25/25 (b),(f),(h)	28,639,250	28,493,190
Series 2015-C02, Class 2M2, 4.45%, 05/25/25 (b),(f),(h)	15,534,000	15,391,087
Series 2015-C03, Class 1M2, 5.45%, 07/25/25 (b),(f),(h)	4,541,000	4,581,869
Series 2015-C03, Class 2M2, 5.45%, 07/25/25 (b),(f),(h)	7,283,000	7,350,004
Series 2015-C04, Class 2M2, 6.00%, 04/25/28 (b),(f),(h)	9,664,000	9,863,078
Series 2015-C04, Class 1M2, 6.15%, 04/25/28 (b),(f),(h)	7,759,000	7,930,474
Series 2016-C01, Class 1M2, 7.20%, 08/25/28 (b),(c),(f)	12,291,000	13,357,859
Series 2016-C01, Class 2M2, 7.40%, 08/25/28 (b),(c),(f)	15,363,000	16,675,000
Series 2016-C02, Class 1M2, 6.45%, 09/25/28 (b),(f)	26,062,000	27,302,551
Series 2016-C03, Class 2M2, 6.35%, 10/25/28 (b),(f)	4,336,000	4,483,424
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b),(c)	1,323,834	1,305,830
Series 2005-J2, Class 1A5, 0.95%, 04/25/35 (b),(c),(f)	460,121	368,050
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 4.33%, 04/25/36 (b),(f)	52,641	53,921
Series 2006-BC4, Class 2A2, 0.61%, 11/25/36 (b),(f)	248,841	240,504
Federal Home Loan Mortgage Corp., Series 2015-SC02, Class M3, 3.69%, 09/25/45 (b),(f)	866,000	622,914
Federal National Mortgage Association, 3.50%, 08/01/46 (b),(l)	75,950,000	79,967,755
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.68%, 11/25/35 (b),(f)	3,143,223	2,634,964

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A3, 0.74%, 08/25/46 (b),(f)	$26,853,296	$6,377,658
IndyMac Index Mortgage Loan Trust,
Series 2007-AR13, Class 4X, 0.25%, 07/25/37 (b)	167,196,850	2,123,400
Series 2007-AR7, Class 2X, 0.55%, 06/25/37 (b),(f)	106,443,781	2,267,253
Invitation Homes Trust, Series 2015-SFR3, Class D, 3.20%, 08/17/32 (b),(e),(f)	4,100,000	4,084,010
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 0.97%, 01/25/36 (b),(c),(f)	739,209	687,613
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2D, 0.67%, 01/25/37 (b),(f)	13,223,154	2,951,408
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.36%, 05/25/36 (b),(f)	1,815,221	1,467,243
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 4.70%, 11/25/23 (b),(f),(h)	23,777,000	24,002,881
Series 2014-DN1, Class M3, 4.95%, 02/25/24 (b),(f),(h)	2,013,142	2,059,444
Series 2014-DN2, Class M3, 4.05%, 04/25/24 (b),(f)	3,772,000	3,632,813
Series 2014-DN4, Class M3, 5.00%, 10/25/24 (b),(c),(f)	2,423,624	2,468,703
Series 2014-HQ2, Class M3, 4.20%, 09/25/24 (b),(c),(f)	1,743,835	1,659,433
Series 2014-HQ3, Class M3, 5.20%, 10/25/24 (b),(f)	783,000	808,291
Series 2015-DNA1, Class M3, 3.75%, 10/25/27 (b),(f),(h)	8,641,869	8,399,032
Series 2015-DNA3, Class M3, 5.15%, 04/25/28 (b),(f),(h)	5,300,088	5,242,847
Series 2015-HQ1, Class M3, 4.25%, 03/25/25 (b),(f)	1,503,958	1,531,932
Series 2015-HQA1, Class M3, 5.15%, 03/25/28 (b),(f)	4,242,000	4,175,825
Series 2015-HQA2, Class M3, 5.25%, 05/25/28 (b),(f)	5,130,000	5,030,478
Series 2016-DNA1, Class M3, 6.00%, 07/25/28 (b),(c),(f)	36,678,000	37,793,011
Series 2016-DNA2, Class M3, 5.10%, 10/25/28 (b),(f)	9,840,000	9,586,128
Series 2016-HQA1, Class M3, 6.80%, 09/25/28 (b),(f)	2,030,000	2,152,206
Series 2016-HQA2, Class M3, 5.60%, 11/25/28 (b),(f),(h)	14,088,000	13,942,894
Tricon American Homes Trust, Series 2015-SFR1, Class D, 2.64%, 05/17/32 (b),(e),(f)	4,297,000	4,171,528
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR12, Class 1A2, 2.48%, 10/25/36 (b),(f)	2,751,788	2,470,830
Series 2006-AR17, Class 1A, 1.23%, 12/25/46 (b),(f)	5,145,047	3,932,874
Series 2006-AR18, Class 1A1, 2.01%, 01/25/37 (b),(f)	2,757,753	2,354,846
Series 2007-HY6, Class 2A3, 2.57%, 06/25/37 (b),(f)	2,264,964	2,010,835
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class A2B, 0.65%, 02/25/37 (b),(f)	7,814,002	1,985,538

		484,219,882

Commercial Mortgage-Backed Securities — 12.2%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 3.94%, 09/15/26 (b),(e),(f)	1,000,000	986,900
Series 2014-ICTS, Class E, 3.39%, 06/15/28 (b),(e),(f)	3,150,000	2,947,455
Series 2014-INLD, Class D, 3.94%, 12/15/29 (b),(e),(f)	1,500,000	1,459,950
BAMLL Mezzanine Securities Trust, Series 2015-ASMB, Class MZB, 9.37%, 01/09/20 (b),(c),(e),(f),(g)	19,075,000	18,216,625
Banc of America Commercial Mortgage Trust,
Series 2006-4, Class AJ, 5.70%, 07/10/46 (f),(h)	5,478,719	5,456,256
Series 2006-6, Class B, 5.48%, 10/10/45 (b)	3,935,000	3,890,928
Series 2007-2, Class AJ, 5.80%, 04/10/49 (c),(f),(h)	4,654,037	4,356,179
Banc of America Merrill Lynch,
Series 2013-FRR1, Class A1, 0.00%, 12/26/20 (b),(e),(g)	662,000	513,646
Series 2013-FRR1, Class A2, 0.01%, 04/26/20 (b),(e),(g)	935,000	755,013
Banc of America Merrll Lynch, Series 2016-ASMZ, Class MZA, 9.69%, 12/15/17 (b),(e),(f),(g)	34,800,000	34,813,920
Barclays Commercial Mortgage, Series 2015-RRI, Class F, 4.89%, 05/15/32 (b),(e),(f)	4,989,000	4,739,550
BBCMS Trust,
Series 2014-BXO, Class D, 3.44%, 08/15/27 (b),(e),(f)	4,320,000	4,234,896
Series 2014-BXO, Class E, 4.19%, 08/15/27 (b),(e),(f)	1,000,000	961,600
Series 2015-RRMZ, Class M1, 6.44%, 05/15/20 (b),(e),(f),(g)	4,677,299	4,608,543
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AJ, 5.78%, 12/11/40 (b),(f),(h)	11,114,049	11,098,490
Series 2005-PW10, Class B, 5.80%, 12/11/40 (b),(f)	264,000	251,566
Series 2006-PW13, Class AJ, 5.61%, 09/11/41 (b),(f)	3,169,000	3,165,831
Series 2006-PW14, Class B, 5.33%, 12/11/38 (b),(e)	1,952,000	1,680,086
Series 2006-PW14 SEQ, Class AJ, 5.27%, 12/11/38 (b)	10,480,000	10,285,072
Series 2006-T24, Class AJ, 5.60%, 10/12/41 (c),(f)	1,383,605	1,265,722
Series 2007-PW15, Class AM, 5.36%, 02/11/44 (h)	3,958,091	3,808,871

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-PW15, Class AMFX, 5.36%, 02/11/44 (e),(h)	$4,556,930	$4,286,248
Series 2007-PW17, Class AJ, 6.08%, 06/11/50 (c),(f),(h)	4,125,351	4,077,909
BLCP Hotel Trust, Series 2014-CLMZ, Class M, 6.17%, 08/15/29 (b),(e),(f),(g)	1,354,863	1,308,391
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (b),(f),	3,914,036	3,155,495
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPB, 4.29%, 12/15/27 (b),(c),(e),(f)	5,046,442	4,933,402
Series 2014-BXCH, Class EPA, 4.69%, 12/15/27 (b),(e),(f)	2,800,000	2,698,640
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.44%, 02/15/31 (b),(c),(e),(f),(h)	900,000	848,250
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class AJ, 5.48%, 10/15/49 (c),(h)	4,834,790	4,377,419
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(e),(h)	1,395,000	921,398
Series 2015-GC31, Class D, 4.20%, 06/10/48 (b),(f)	1,850,000	1,266,140
Series 2015-P1, Class D, 3.23%, 09/15/48 (b),(e)	1,193,000	849,058
Citigroup Mortgage Loan Trust, Inc., Series 2015-SHP2, Class E, 4.79%, 07/15/27 (b),(e),(f)	650,000	617,435
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.96%, 05/15/46 (b),(f),(g)	32,000	25,840
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.30%, 12/10/49 (c),(f),(h)	1,575,889	1,043,712
Commercial Mortgage Trust,
Series 2007-C9, Class D, 6.01%, 12/10/49 (b),(f)	1,323,000	1,310,961
Series 2007-C9, Class F, 6.01%, 12/10/49 (b),(f)	236,000	228,330
Series 2007-C9, Class G, 6.01%, 12/10/49 (b),(e),(f)	2,400,000	2,342,400
Series 2014-PAT, Class E, 3.60%, 08/13/27 (b),(c),(e),(f)	1,800,000	1,744,740
Series 2014-TWC, Class E, 3.69%, 02/13/32 (b),(c),(e),(f)	2,300,000	2,190,290
Series 2015-CR23, Class D, 4.40%, 05/10/48 (b),(c),(f)	1,745,000	1,248,548
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (h)	1,897,865	1,884,200
Series 2007-C1, Class AM, 5.42%, 02/15/40 (b),(c),(h)	20,536,024	20,437,451
Series 2007-C2, Class AJ, 5.75%, 01/15/49 (b),(c),(f),(h)	24,297,134	24,207,235
Series 2007-C4, Class AJ, 6.14%, 09/15/39 (c),(f)	2,976,061	2,954,336
Series 2007-C5, Class AM, 5.87%, 09/15/40 (c),(f),(h)	931,690	834,608
Series 2007-C5, Class A1AM, 5.87%, 09/15/40 (c),(f),(h)	686,943	635,972
Series 2015-SAND, Class E, 4.29%, 08/15/30 (b),(e),(f)	2,400,000	2,310,480
Credit Suisse Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (c),(f),(h)	12,480,731	12,318,481
Series 2007-C1, Class AMFL, 0.64%, 02/15/40 (b),(f)	32,000	30,294
Series 2007-C2, Class C, 5.79%, 01/15/49 (b),(e),(f),(g)	883,000	803,530
Series 2015-DEAL, Class D, 3.54%, 04/15/29 (b),(e),(f)	3,025,000	2,903,697
Series 2015-DEAL, Class E, 4.44%, 04/15/29 (b),(c),(e),(f)	2,900,000	2,750,070
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.35%, 06/15/57 (b),(f)	1,282,000	933,296
Series 2015-C3, Class D, 3.51%, 08/15/48 (b),(f)	732,000	513,864
Equity Mortgage Trust, Series 2014-INNS, Class E, 3.90%, 05/08/31 (b),(e),(f)	1,000,000	963,400
Great Wolf Trust,
Series 2015-WOLF, Class D, 3.94%, 05/15/34 (b),(e),(f)	3,758,000	3,627,222
Series 2015-WOLF, Class E, 4.89%, 05/15/34 (b),(e),(f)	1,889,000	1,813,629
Series 2015-WOLF, Class F, 5.44%, 05/15/34 (b),(e),(f)	3,141,000	2,901,342
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.99%, 08/10/45 (c),(f),(h)	13,345,704	12,327,427
Hilton Mortgage Trust, Series 2014-ORL, Class F, 4.19%, 07/15/29 (c),(e),(f),(h)	2,467,268	2,181,065
Hilton USA Trust,
Series 2013-HLF, Class EFL, 4.21%, 11/05/30 (b),(c),(e),(f)	1,858,764	1,846,682
Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (b),(e),(f)	3,550,000	3,565,265
Series 2014-ORL, Class E, 3.69%, 07/15/29 (b),(c),(e),(f)	280,000	256,396
Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M, 6.67%, 11/15/16 (b),(e),(f),(g)	3,990,000	3,870,699
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.66%, 01/12/43 (b),(c),(f),(h)	11,230,073	11,121,141
Series 2006-CB14, Class AJ, 5.75%, 12/12/44 (c),(f),(h)	5,800,594	5,713,005
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (f),(h)	2,169,945	2,168,643
Series 2006-CB17 SEQ, Class AM, 5.46%, 12/12/43	949,661	914,049
Series 2006-LDP8, Class B, 5.52%, 05/15/45 (b),(f)	3,894,000	3,874,530
Series 2007-CB20, Class AJ, 6.28%, 02/12/51 (c),(f),(h)	12,132,459	12,014,774
Series 2007-LD11, Class AM, 5.93%, 06/15/49 (b),(f)	12,587,000	12,610,915
Series 2014-BXH, Class E, 4.19%, 04/15/27 (b),(e),(f)	1,630,000	1,581,426
Series 2014-C20, Class D, 4.72%, 07/15/47 (b),(c),(e),(f)	5,325,000	4,051,260

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-CBM, Class E, 4.29%, 10/15/29 (b),(c),(e),(f)	$7,100,000	$6,882,030
Series 2014-FL5, Class D, 3.94%, 07/15/31 (b),(c),(e),(f)	5,625,000	5,380,312
Series 2014-INMZ, Class M, 6.67%, 06/15/29 (b),(e),(f),(g)	8,990,000	8,776,038
Series 2014-INN, Class E, 4.04%, 06/15/29 (b),(c),(e),(f)	8,195,000	7,932,760
Series 2014-INN, Class F, 4.44%, 06/15/29 (b),(e),(f)	1,186,000	1,116,145
Series 2015-CSMO, Class E, 4.39%, 01/15/32 (b),(c),(e),(f)	6,000,000	5,880,600
Series 2015-CSMO, Class D, 3.74%, 01/15/32 (b),(c),(e),(f)	10,400,000	10,272,080
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.88%, 10/15/48 (b),(e),(f)	5,074,000	3,513,745
Series 2015-C30, Class D, 3.96%, 07/15/48 (b),(f)	2,259,000	1,539,960
Series 2015-C30, Class C, 4.46%, 07/15/48 (b),(f),(h)	11,768,000	10,386,437
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.25%, 04/15/41 (f),(h)	1,619,133	1,616,704
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, 6.32%, 07/15/40 (c),(f),(h)	9,733,181	9,682,568
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.04%, 09/15/28 (b),(e),(f)	7,081,748	6,958,525
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.41%, 04/20/48 (b),(e),(f)	3,194,000	2,055,978
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class AJ, 5.74%, 05/12/39 (f)	3,904,046	3,875,546
Series 2006-C2, Class AJ, 5.80%, 08/12/43 (c),(f),(h)	5,627,901	5,624,524
Series 2007-C1, Class AM, 6.02%, 06/12/50 (c),(f),(h)	7,366,998	7,318,376
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class B, 5.30%, 12/12/49 (b),(f)	3,823,000	3,391,383
Series 2006-4, Class C, 5.32%, 12/12/49 (b),(f),(g)	508,000	374,752
Series 2006-4 SEQ, Class AJ, 5.24%, 12/12/49 (c),(h)	12,238,714	12,117,551
Series 2007-7, Class AM, 5.90%, 06/12/50 (c),(f),(h)	5,852,398	5,775,732
Series 2007-8, Class AMA, 6.07%, 08/12/49 (f),(h)	4,910,938	4,951,208
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/47 (b),(e)	3,660,000	2,506,002
Series 2015-C21, Class D, 4.30%, 03/15/48 (b),(e),(f),(h)	6,557,000	5,001,024
Series 2015-C23, Class D, 4.27%, 07/15/50 (b),(e),(f)	2,195,000	1,680,711
Series 2015-C25, Class D, 3.07%, 10/15/48 (b)	1,023,000	700,141
Series 2015-C27, Class D, 3.24%, 12/15/47 (b),(e),(f)	1,466,500	923,895
Series 2016-C29, Class D, 3.00%, 05/15/49 (b),(e),(f)	1,542,000	989,501
Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (c),(f)	1,328,500	1,321,193
Series 2007-IQ14, Class AM, 5.87%, 04/15/49 (f),(h)	6,039,747	5,946,131
Series 2007-IQ14, Class AMFX, 5.87%, 04/15/49 (f),(h)	2,196,432	2,162,387
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (c),(f),(h)	11,215,661	11,068,736
Series 2015-UBS8, Class D, 3.18%, 12/15/48 (b),(e)	1,523,000	1,121,537
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (b),(e)	1,000,000	1,006,800
Structured Agency Credit Risk, Series 2015-HQA1, Class B, 9.25%, 03/25/28 (b),(f),(g)	5,400,000	4,709,880
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25, Class D, 6.03%, 05/15/43 (b),(f)	2,564,000	2,516,310
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (c),(f),(h)	12,011,133	11,987,111
Series 2006-C29, Class AJ, 5.37%, 11/15/48 (b),(c),(f),(h)	18,197,033	17,874,946
Series 2006-C29, Class B, 5.43%, 11/15/48 (b),(f)	1,759,000	1,580,110
Wachovia Bank Commercial Mortgage Trust,, Series 2007-C30, Class AJ, 5.41%, 12/15/43 (b),(f)	12,951,290	12,745,364
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(e)	5,238,000	3,590,125
Series 2015-C31, Class D, 3.85%, 11/15/48 (b)	2,440,000	1,720,932
Series 2015-LC20, Class D, 4.51%, 04/15/50 (b),(e),(f),(h)	4,667,000	3,423,711
Series 2015-NXS2, Class C, 4.39%, 07/15/58 (b),(f)	9,532,000	8,562,596
Series 2015-NXS4, Class E, 3.76%, 12/15/48 (b),(e),(f)	2,629,000	1,772,472
Series 2016-C34, Class D, 5.20%, 06/15/49 (b),(f)	2,764,000	2,070,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (b),(c)	460,330	445,875
Wells Fargo REMIC Trust, Series 2013-FRR1, Class AK16, 0.01%, 12/27/43 (b),(e),(g)	609,000	436,775

		553,179,544

Interest Only Commercial Mortgage-Backed Securities — 0.7%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XB, 0.22%, 01/10/48 (c),(f)	33,288,517	299,597
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.31%, 04/10/48 (b),(f),(h)	14,425,139	995,335
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.42%, 08/10/47 (b),(f),(h)	20,942,994	1,361,295

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-UBS5, Class XA, 1.24%, 09/10/47 (b),(c),(f)	$4,079,992	$215,831
Series 2015-CR23, Class XA, 1.15%, 05/10/48 (b),(c),(f)	12,437,136	728,816
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA, 1.11%, 04/15/50 (b),(c),(f)	5,505,276	318,755
Series 2015-C2, Class XA, 1.03%, 06/15/57 (b),(c),(f)	41,277,604	2,237,246
Series 2015-C3, Class XA, 1.03%, 08/15/48 (b),(f)	34,847,495	1,832,978
FHLMC Multi-Family Structured, Series K043, Class X3, 1.69%, 02/25/43 (b),(f)	6,874,000	687,400
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA, 1.01%, 09/10/47 (b),(c),(f)	14,118,096	691,787
Series 2015-GC32, Class XA, 1.04%, 07/10/48 (b),(f),(h)	24,287,803	1,326,114
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 1.12%, 09/15/47 (b),(c),(f)	2,787,860	157,514
Series 2015-C30, Class XA, 0.86%, 07/15/48 (b),(f)	53,396,690	2,098,490
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.42%, 08/15/47 (b),(c),(f)	25,623,606	1,611,725
Series 2014-C19, Class XA, 1.30%, 12/15/47 (b),(f)	12,825,368	766,957
Series 2015-C22, Class XA, 1.32%, 04/15/48 (b),(f),(h)	40,063,981	2,744,383
Series 2015-C23, Class XA, 0.90%, 07/15/50 (b),(f),(h)	57,478,189	2,448,571
Series 2015-C25, Class XA, 1.30%, 10/15/48 (b),(f)	36,533,612	2,750,981
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, 1.14%, 12/15/48 (b),(f)	14,200,626	948,602
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class XA, 0.91%, 05/15/48 (b),(f),(h)	26,309,466	1,260,223
Series 2015-C29, Class XA, 0.91%, 06/15/48 (b),(f),(h)	123,890,492	5,909,576
Series 2016-C32, Class XA, 1.52%, 01/15/59 (b),(f)	35,368,479	3,211,458
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 1.09%, 09/15/57 (b),(c),(f)	1,859,468	96,320

		34,699,954

Total United States		1,072,628,278

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,121,451,755)		1,110,937,787

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.6%
United States — 0.6%
Inverse Interest Only Collateralized Mortgage Obligations — 0.6%
Federal National Mortgage Association, Series 2015-13, Class ST, 5.15%, 03/25/45 (b),(f)	18,170,993	3,795,920
Government National Mortgage Association,
5.75%, 01/20/46 (b),(f)	18,613,741	4,364,922
Series 2009-106, Class SL, 5.65%, 04/20/36 (b),(f)	14,239,887	2,483,436
Series 2011-157, Class LS, 6.18%, 12/20/41 (b),(f)	8,686,742	2,083,081
Series 2012-96, Class SA, 5.65%, 08/20/42 (b),(f)	8,913,927	1,928,974
Series 2013-188, Class SA, 5.70%, 12/20/43 (b),(f)	10,033,265	1,593,283
Series 2015-148, Class SL, 5.23%, 10/20/45 (b),(f)	23,706,500	4,658,327
Series 2015-161, Class AS, 5.75%, 11/20/45 (b),(f)	11,425,555	2,774,125
Series 2015-162, Class LS, 5.75%, 11/20/45 (b),(f)	16,468,677	3,792,736

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $28,211,655)		27,474,804

U.S. TREASURY OBLIGATIONS — 2.2%
United States — 2.2%
U.S. Treasury Inflation Indexed Notes,
0.38%, 07/15/25 (b),(c)	47,412,190	48,833,939
0.63%, 01/15/26 (b),(c)	48,325,440	50,899,640

TOTAL U.S. TREASURY OBLIGATIONS (COST $96,822,823)		99,733,579

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 1.4%
iShares iBoxx $ High Yield Corporate Bond ETF (b),(c)	203,000	17,192,070
SPDR Dow Jones International Real Estate ETF (b),(c)	185,945	7,709,280
SPDR S&P Regional Banking ETF	211,106	8,095,915
Vanguard Global ex-U.S. Real Estate ETF (b),(c)	223,257	12,069,273
Vanguard REIT ETF (b),(c)	218,955	19,414,740

TOTAL EXCHANGE-TRADED FUNDS (COST $61,955,538)		64,481,278

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
INVESTMENT IN INVESTEE FUNDS — 5.4%
Cayman Islands — 3.3%
GCM Cap Partners Cayman Ltd. (g)	125,000	$119,938,750
GCM Offshore Equity Partners LP (g)	1	31,164,676

Total Cayman Islands		151,103,426

United States — 2.1%
GCM Equity Partners LP (g)	1	94,771,035

Total United States		94,771,035

TOTAL INVESTMENT IN INVESTEE FUNDS (COST $246,946,245)		245,874,461

Security Description	Contracts	Value
PURCHASED OPTIONS — 0.3%
Exchange-Traded Call Options — 0.1%
Capgemini SA Strike Price 80.00 EUR Expires 08/19/16	253	81,703
Capgemini SA Strike Price 86.00 EUR Expires 07/15/16	250	4,439
CBOE SPX Volatility Index Strike Price 40.00 USD Expires 08/17/16	1,729	34,580
CBOE SPX Volatility Index Strike Price 40.00 USD Expires 07/20/16	2,313	11,565
CBOE SPX Volatility Index Strike Price 40.00 USD Expires 09/21/16	1,202	48,080
Comerica, Inc. Strike Price 45.00 USD Expires 01/20/17	271	53,658
DAX Index Strike Price 10,000.00 EUR Expires 08/19/16	275	244,145
Euro Stoxx 50 Strike Price 2,800.00 EUR Expires 08/19/16	133	196,304
Euro Stoxx 50 Strike Price 2,875.00 EUR Expires 08/19/16	133	126,195
Euro Stoxx 50 Strike Price 2,775.00 EUR Expires 07/15/16	126	135,913
Euro Stoxx 50 Strike Price 2,925.00 EUR Expires 07/15/16	641	188,508
Euro Stoxx 50 Strike Price 2,975.00 EUR Expires 07/15/16	136	19,319
Euro Stoxx 50 Strike Price 3,025.00 EUR Expires 07/15/16	266	15,055
Euro Stoxx 50 Strike Price 3,050.00 EUR Expires 07/15/16	132	5,127
Euro Stoxx 50 Strike Price 3,100.00 EUR Expires 07/15/16	253	3,931
Euro Stoxx 50 Strike Price 2,900.00 EUR Expires 09/16/16	134	138,297
Euro Stoxx 50 Strike Price 3,000.00 EUR Expires 09/16/16	253	147,683
ING Groep NV Strike Price 11.00 EUR Expires 07/15/16	1,332	1,478
ING Groep NV Strike Price 9.40 EUR Expires 09/16/16	1,332	73,909
iShares 20+ Year Treasury Bond Strike Price 140.00 USD Expires 09/16/16	399	119,301
S&P 500 Index Strike Price 2,080.00 USD Expires 07/08/16	236	556,960
S&P 500 Index Strike Price 2,085.00 USD Expires 07/01/16	139	199,326
S&P 500 Index Strike Price 2,100.00 USD Expires 07/15/16	138	253,230
S&P 500 Index Strike Price 2,130.00 USD Expires 07/15/16	126	71,820
S&P 500 Index Strike Price 2,140.00 USD Expires 07/01/16	340	3,400
SPDR S&P 500 ETF Trust Strike Price 215.00 USD Expires 12/16/16	467	232,566
SPDR S&P 500 ETF Trust Strike Price 225.00 USD Expires 12/16/16	1,341	193,104
SPDR S&P 500 ETF Trust Strike Price 230.00 USD Expires 07/15/16	10,841	10,841
SPDR S&P 500 ETF Trust Strike Price 220.00 USD Expires 09/16/16	852	64,752
SPDR S&P 500 ETF Trust Strike Price 225.00 USD Expires 09/16/16	2,342	44,498
Telefonica SA Strike Price 9.50 EUR Expires 09/15/17	1,661	90,321
Vodafone Group PLC Strike Price 2.30 GBP Expires 09/16/16	5,863	487,820
Vodafone Group PLC Strike Price 2.30 GBP Expires 07/15/16	1,998	46,547

		3,904,375

Exchange-Traded Put Options — 0.1%
Allianz SE Strike Price 130.00 EUR Expires 07/15/16	133	55,939
AT&T, Inc. Strike Price 37.00 USD Expires 07/15/16	665	1,330
AT&T, Inc. Strike Price 42.00 USD Expires 09/16/16	799	75,106
Bank of America Corp. Strike Price 14.00 USD Expires 07/01/16	7,080	531,000
BT Group PLC Strike Price 400.00 GBP Expires 09/16/16	400	82,644

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Contracts	Value
Consumer Discretionary Select Strike Price 74.00 USD Expires 07/15/16	1,962	$27,468
DAX Index Strike Price 9,500.00 EUR Expires 07/15/16	309	225,636
Deutsche Telekom AG Strike Price 13.50 EUR Expires 08/19/16	2,663	32,508
Euro Stoxx 50 Strike Price 2,650.00 EUR Expires 08/19/16	108	51,537
Euro Stoxx 50 Strike Price 2,800.00 EUR Expires 07/15/16	488	189,545
Euro Stoxx 50 Strike Price 2,850.00 EUR Expires 09/16/16	60	83,165
FTSE 100 Index Strike Price 5,900.00 GBP Expires 07/15/16	106	11,995
FTSE 100 Index Strike Price 6,000.00 GBP Expires 07/15/16	201	28,096
FTSE 100 Index Strike Price 6,100.00 GBP Expires 07/15/16	66	22,405
FTSE 100 Index Strike Price 5,850.00 GBP Expires 09/16/16	80	78,810
FTSE 100 Index Strike Price 6,000.00 GBP Expires 09/16/16	67	98,113
ING Groep NV Strike Price 9.40 EUR Expires 08/19/16	2,130	186,738
iShares Russell 2000 ETF Strike Price 99.00 USD Expires 09/16/16	938	95,676
iShares U.S. Real Estate ETF Strike Price 76.50 USD Expires 07/15/16	4,275	55,575
iShares U.S. Real Estate ETF Strike Price 78.50 USD Expires 07/01/16	2,138	8,552
Microsoft Corp. Strike Price 55.00 USD Expires 01/19/18	1,447	1,381,885
Nokia Oyj Strike Price 4.40 EUR Expires 08/19/16	5,326	82,747
S&P 500 Index Strike Price 1,975.00 USD Expires 08/19/16	46	70,380
S&P 500 Index Strike Price 1,950.00 USD Expires 07/15/16	373	69,005
S&P 500 Index Strike Price 2,000.00 USD Expires 07/15/16	525	215,250
S&P 500 Index Strike Price 2,050.00 USD Expires 07/15/16	138	123,372
S&P 500 Index Strike Price 2,080.00 USD Expires 07/08/16	141	147,345
S&P 500 Index Strike Price 1,985.00 USD Expires 09/16/16	46	134,320
SPDR S&P 500 ETF Trust Strike Price 180.00 USD Expires 07/22/16	150	1,350
SPDR S&P 500 ETF Trust Strike Price 192.00 USD Expires 07/08/16	206	1,030
SPDR S&P 500 ETF Trust Strike Price 195.00 USD Expires 07/15/16	243	5,346
SPDR S&P 500 ETF Trust Strike Price 199.00 USD Expires 07/01/16	299	598
SPDR S&P 500 ETF Trust Strike Price 203.00 USD Expires 07/01/16	2,138	6,414
SPDR S&P 500 ETF Trust Strike Price 199.00 USD Expires 06/30/16	2,138	2,138
Telefonica SA Strike Price 9.89 EUR Expires 03/17/17	4,188	948,117
Telefonica SA Strike Price 9.89 EUR Expires 12/16/16	84	17,991
Telefonica SA Strike Price 9.00 EUR Expires 09/15/17	766	150,462
Telefonica SA Strike Price 9.25 EUR Expires 09/15/17	530	115,281
Telefonica SA Strike Price 9.25 EUR Expires 09/15/17	530	114,399
Telefonica SA Strike Price 9.39 EUR Expires 09/15/17	373	84,029
Telefonica SA Strike Price 9.50 EUR Expires 09/15/17	373	88,168
Verizon Communications, Inc. Strike Price 52.50 USD Expires 08/19/16	533	26,117
Verizon Communications, Inc. Strike Price 48.00 USD Expires 07/15/16	400	2,000
Vodafone Group PLC Strike Price 215.00 GBP Expires 08/19/16	1,332	70,929

		5,800,511

OTC Call Options — 0.0%
Bank of America Corp. Strike Price 15.00 USD Expires 09/16/16 Counterparty Deutsche Bank AG	1,699,000	276,542
Charles Schwab Corp. Strike Price 28.00 USD Expires 09/16/16 Counterparty Deutsche Bank AG	489,900	283,975
Charles Schwab Corp. Strike Price 30.00 USD Expires 07/15/16 Counterparty Deutsche Bank AG	241,300	1,309
SPDR S&P Regional Banking ETF Strike Price 42.00 USD Expires 09/16/16 Counterparty Deutsche Bank AG	493,500	216,825

		778,651

OTC Put Options — 0.1%
Bank of America Corp. Strike Price 14.00 USD Expires 07/01/16 Counterparty Deutsche Bank AG	708,000	516,846
Humana, Inc. Strike Price 170.00 USD Expires 01/20/17 Counterparty Deutsche Bank AG	121,100	2,351,768
iShares PHLX Semiconductor ETF Strike Price 87.00 USD Expires 01/20/17 Counterparty Credit Suisse International	86,100	292,329
iShares PHLX Semiconductor ETF Strike Price 87.00 USD Expires 01/20/17 Counterparty Morgan Stanley & Co. International plc	132,400	449,527
KOSPI 200 Index Strike Price 171.29 KRW Expires 01/12/17 Counterparty JPMorgan Chase Bank, N.A. (g)	19,093,472	9,496
SX5E Index Strike Price 2,399.39 EUR Expires 01/20/17 Counterparty JPMorgan Chase Bank, N.A.	293	22,308

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Contracts	Value
SX5E Index Strike Price 2,428.69 EUR Expires 01/20/17 Counterparty Credit Suisse International	286	$23,496

		3,665,770

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $22,229,966)		14,149,307

Security Description	Shares	Value
SHORT-TERM INVESTMENT - MONEY MARKET FUND — 11.3%
State Street Institutional Liquid Reserves Fund, 0.45% (b),(m)	511,794,620	511,794,620

TOTAL SHORT-TERM INVESTMENT - MONEY MARKET FUND (COST $511,794,620)		511,794,620

TOTAL INVESTMENTS IN SECURITIES — 100.5% (COST $4,578,713,733) (o)		4,564,254,530

TOTAL SECURITIES SOLD SHORT — (24.6)% (PROCEEDS $1,116,794,275)		(1,118,446,315)

Other Assets (p) — 24.1%		1,093,953,525

Net Assets — 100.0%		$4,539,761,740

* As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$4,578,713,733

Gross unrealized appreciation		$116,394,004
Gross unrealized depreciation		(130,853,207)

Net unrealized depreciation		$(14,459,203)

Security Description	Shares	Value
SECURITIES SOLD SHORT — (24.6)%
COMMON STOCK — (21.3)%
Belgium — (0.0)%
Software — (0.0)%
Materialise NV ADR	1,800	(12,870)

Total Belgium		(12,870)

Bermuda — (0.0)%
Transportation & Logistics — (0.0)%
Golar LNG Ltd.	62,400	(967,200)
Teekay Corp.	400	(2,852)
Teekay Tankers Ltd. Class A	22,200	(66,156)

Total Bermuda		(1,036,208)

Brazil — (0.1)%
Banking — (0.0)%
Banco Bradesco SA ADR	110,770	(865,114)
Banco Santander Brasil SA ADR	5,900	(33,630)

		(898,744)

Consumer Products — (0.0)%
AMBEV SA ADR	74,600	(440,886)
BRF SA ADR	1,000	(13,930)

		(454,816)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Iron & Steel — (0.1)%
Cia Siderurgica Nacional SA ADR	111,200	$(272,440)
Gerdau SA ADR	2,100	(3,822)
Vale SA ADR	236,700	(1,197,702)

		(1,473,964)

Oil, Gas & Coal — (0.0)%
Petroleo Brasileiro SA ADR	102,900	(736,764)
Ultrapar Participacoes SA ADR	1,700	(37,417)

		(774,181)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	11,850	(125,491)

Real Estate — (0.0)%
Gafisa SA ADR	1,000	(1,270)

Telecommunications — (0.0)%
Telefonica Brasil SA ADR	24,800	(337,280)
Tim Participacoes SA ADR	2,600	(27,430)

		(364,710)

Utilities — (0.0)%
Cia Paranaense de Energia ADR	3,100	(27,838)
CPFL Energia SA ADR	9,920	(127,571)

		(155,409)

Total Brazil		(4,248,585)

Canada — (1.8)%
Apparel & Textile Products — (0.0)%
Gildan Activewear, Inc.	47,800	(1,401,974)

Automotive — (0.0)%
Westport Innovations, Inc.	12,200	(20,374)

Banking — (0.5)%
Bank of Montreal	45,200	(2,865,228)
Bank of Nova Scotia	38,100	(1,867,281)
Canadian Imperial Bank of Commerce	28,100	(2,109,467)
Royal Bank of Canada	76,100	(4,496,749)
Royal Bank of Canada	62,171	(3,673,621)
Toronto-Dominion Bank	137,500	(5,902,875)

		(20,915,221)

Biotechnology & Pharmaceuticals — (0.0)%
Aeterna Zentaris, Inc.	14,705	(47,938)
Aquinox Pharmaceuticals, Inc. (b)	3,700	(24,494)
Aralez Pharmaceuticals, Inc.	828	(2,733)
Arbutus Biopharma Corp.	19,900	(69,252)
Concordia International Corp.	11,300	(243,402)
Sophiris Bio, Inc.	5,000	(10,750)

		(398,569)

Chemicals — (0.0)%
Agrium, Inc.	4,900	(443,058)
BioAmber, Inc.	500	(1,490)
Methanex Corp.	800	(23,280)
Potash Corp. of Saskatchewan, Inc.	69,300	(1,125,432)

		(1,593,260)

Consumer Products — (0.0)%
DavidsTea, Inc.	3,300	(44,979)
SunOpta, Inc.	9,800	(41,062)

		(86,041)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Engineering & Construction Services — (0.0)%
Stantec, Inc.	200	$(4,846)

		(4,846)

Hardware — (0.1)%
Blackberry Ltd. (b)	357,345	(2,397,785)
DragonWave, Inc.	3,600	(15,156)
Sierra Wireless, Inc.	3,200	(54,272)

		(2,467,213)

Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc.	19,000	(641,820)

Insurance — (0.0)%
Sun Life Financial, Inc.	17,400	(571,242)

Media — (0.0)%
Shaw Communications, Inc. B Shares	2,900	(55,680)
Shopify, Inc. Class A	1,400	(43,064)

		(98,744)

Medical Equipment & Devices — (0.0)%
Neovasc, Inc.	5,188	(2,672)
Novadaq Technologies, Inc.	100	(984)

		(3,656)

Metals & Mining — (0.5)%
Agnico Eagle Mines Ltd.	84,200	(4,504,700)
Alamos Gold, Inc. Class A	2,000	(17,200)
B2GOLD Corp.	2,700	(6,777)
Barrick Gold Corp.	31,400	(670,390)
Cameco Corp.	400	(4,388)
Eldorado Gold Corp.	6,000	(27,000)
Endeavour Silver Corp.	500	(1,975)
First Majestic Silver Corp.	130,900	(1,777,622)
Fortuna Silver Mines, Inc.	1,100	(7,678)
Franco-Nevada Corp.	70,600	(5,369,836)
Goldcorp, Inc.	82,900	(1,585,877)
IAMGOLD Corp.	8,900	(36,846)
Kinross Gold Corp.	12,800	(62,592)
NOVAGOLD Resources, Inc.	55,500	(339,660)
Pan American Silver Corp.	112,300	(1,847,335)
Pretium Resources, Inc.	40,200	(450,240)
Primero Mining Corp.	4,300	(8,944)
Seabridge Gold, Inc.	62,400	(916,032)
Silver Standard Resources, Inc.	8,300	(107,817)
Silver Wheaton Corp.	55,200	(1,298,856)
Teck Resources Ltd.	237,700	(3,130,509)
Yamana Gold, Inc.	38,700	(201,240)

		(22,373,514)

Oil, Gas & Coal — (0.3)%
Baytex Energy Corp.	11,100	(64,269)
Canadian Natural Resources Ltd.	79,000	(2,435,570)
Cenovus Energy, Inc.	75,600	(1,044,792)
Crescent Point Energy Corp.	30,500	(481,595)
Enbridge, Inc.	37,200	(1,575,792)
Encana Corp.	237,800	(1,852,462)
Enerplus Corp.	75,800	(498,006)
Imperial Oil Ltd.	3,400	(107,304)
Pembina Pipeline Corp.	27,105	(822,366)
Pengrowth Energy Corp.	44,400	(81,696)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Penn West Petroleum Ltd.	29,100	$(40,449)
Precision Drilling Corp.	64,700	(342,910)
Suncor Energy, Inc.	30,400	(842,992)
TransCanada Corp.	91,500	(4,137,630)
Vermilion Energy, Inc.	4,100	(130,462)

		(14,458,295)

Real Estate — (0.1)%
Brookfield Asset Management, Inc. Class A	92,250	(3,050,707)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	31,800	(39,750)
Hydrogenics Corp.	300	(2,070)

		(41,820)

Software — (0.0)%
Descartes Systems Group, Inc. (The)	100	(1,909)
Open Text Corp.	19,800	(1,171,368)
Sphere 3D Corp.	200	(157)

		(1,173,434)

Technology Services — (0.0)%
CGI Group, Inc. Class A	15,500	(662,005)

Telecommunications — (0.1)%
BCE, Inc.	63,300	(2,994,723)
Rogers Communications, Inc. B Shares	29,500	(1,191,800)
TELUS Corp.	13,500	(434,700)

		(4,621,223)

Transportation & Logistics — (0.2)%
Canadian National Railway Co.	101,300	(5,982,778)
Canadian Pacific Railway Ltd.	4,900	(631,071)

		(6,613,849)

Utilities — (0.0)%
Fortis, Inc. (b)	16,544	(559,158)
Fortis, Inc. (b)	15,162	(512,500)
Just Energy Group, Inc.	4,400	(26,752)
TransAlta Corp.	2,300	(12,006)

		(1,110,416)

Waste & Environmental Services & Equipment — (0.0)%
Waste Connections, Inc.	44	(3,170)

Total Canada		(82,311,393)

Cayman Islands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Theravance Biopharma, Inc.	2,400	(54,456)

Total Cayman Islands		(54,456)

Chile — (0.0)%
Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	42,500	(280,500)

Retail - Consumer Staples — (0.0)%
Cencosud SA ADR	300	(2,685)

Utilities — (0.0)%
Enersis SA ADR	700	(6,006)

Total Chile		(289,191)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
China — (0.9)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	20,700	$(148,005)

Chemicals — (0.0)%
Tantech Holdings Ltd.	100	(425)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	25,800	(428,796)

Media — (0.3)%
58.com, Inc. ADR	88,900	(4,079,621)
Ctrip.com International Ltd. ADR	200,569	(8,263,443)
Renren, Inc. ADR	100	(179)
SouFun Holdings Ltd. ADR	381,100	(1,916,933)

		(14,260,176)

Oil, Gas & Coal — (0.0)%
CNOOC Ltd. ADR	4,200	(523,572)
PetroChina Co. Ltd. ADR	100	(6,792)
Yanzhou Coal Mining Co. Ltd. ADR	400	(2,500)

		(532,864)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	18,600	(379,068)
ReneSola Ltd. ADR	6,200	(7,688)
Trina Solar Ltd. ADR	6,000	(46,440)
Yingli Green Energy Holding ADR	6,940	(28,176)

		(461,372)

Retail - Discretionary — (0.6)%
Alibaba Group Holding Ltd. ADR (b)	274,646	(21,842,597)
JD.com, Inc. ADR	72,131	(1,531,341)
LightInTheBox Holding Co. Ltd. ADR	1,000	(3,400)

		(23,377,338)

Software — (0.0)%
Momo, Inc. ADR	35,200	(355,872)
NQ Mobile, Inc. ADR	57,300	(212,010)

		(567,882)

Technology Services — (0.0)%
China Information Technology, Inc.	100	(117)

Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	34,500	(352,245)

Total China		(40,129,220)

Colombia — (0.0)%
Banking — (0.0)%
Bancolombia SA ADR	27,400	(956,808)
Grupo Aval Acciones y Valores SA ADR	4,300	(34,615)

		(991,423)

Oil, Gas & Coal — (0.0)%
Ecopetrol SA ADR	9,600	(91,776)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	9,100	(56,056)

Total Colombia		(1,139,255)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Cyprus — (0.0)%
Oil, Gas & Coal — (0.0)%
Ocean Rig UDW, Inc.	300	$(744)

Total Cyprus		(744)

Finland — (0.1)%
Hardware — (0.1)%
Nokia Oyj ADR	694,900	(3,953,981)

Total Finland		(3,953,981)

Germany — (0.1)%
Banking — (0.0)%
Deutsche Bank AG	136,100	(1,868,653)

Biotechnology & Pharmaceuticals — (0.0)%
Affimed NV	4,400	(10,912)

Hardware — (0.0)%
voxeljet AG ADR	6,400	(29,120)

Health Care Facilities & Services — (0.0)%
Fresenius Medical Care AG & Co. KGaA ADR	200	(8,714)

Semiconductors — (0.0)%
Aixtron SE ADR	100	(608)

Software — (0.1)%
SAP SE ADR	25,500	(1,913,010)

Total Germany		(3,831,017)

Greece — (0.0)%
Transportation & Logistics — (0.0)%
Diana Shipping, Inc.	7,400	(17,982)
Dryships, Inc.	3,832	(2,157)
Star Bulk Carriers Corp.	2,380	(7,045)

Total Greece		(27,184)

Hong Kong — (0.1)%
Consumer Services — (0.0)%
Nord Anglia Education, Inc.	100	(2,114)

Gaming, Lodging & Restaurants — (0.1)%
Melco Crown Entertainment Ltd. ADR	243,400	(3,061,972)

Total Hong Kong		(3,064,086)

India — (0.0)%
Automotive — (0.0)%
Tata Motors Ltd. ADR	9,200	(318,964)

Banking — (0.0)%
ICICI Bank Ltd. ADR	5,500	(39,490)

Biotechnology & Pharmaceuticals — (0.0)%
Dr Reddy’s Laboratories Ltd. ADR	1,000	(51,230)

Media — (0.0)%
MakeMyTrip Ltd.	7,200	(106,992)

Technology Services — (0.0)%
Infosys Ltd. ADR (b)	18,486	(329,975)
Wipro Ltd. ADR	15,400	(190,344)

		(520,319)

Total India		(1,036,995)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Indonesia — (0.0)%
Telecommunications — (0.0)%
PT Telekomunikasi Indonesia Persero Tbk ADR	4,100	$(251,986)

Total Indonesia		(251,986)

Ireland — (0.2)%
Biotechnology & Pharmaceuticals — (0.0)%
Amarin Corp. PLC ADR	14,900	(32,184)

Specialty Finance — (0.2)%
AerCap Holdings NV	201,800	(6,778,462)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	5,100	(34,527)

Total Ireland		(6,845,173)

Israel — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Alcobra Ltd.	3,700	(16,613)
Neuroderm Ltd.	2,000	(32,500)
Oramed Pharmaceuticals, Inc.	1,900	(15,846)
Vascular Biogenics Ltd.	3,800	(17,518)

		(82,477)

Hardware — (0.0)%
SuperCom Ltd.	200	(760)

		(760)

Medical Equipment & Devices — (0.0)%
ReWalk Robotics Ltd.	5,300	(34,344)

Semiconductors — (0.0)%
Mellanox Technologies Ltd.	500	(23,980)

Software — (0.0)%
CyberArk Software Ltd.	200	(9,718)

Telecommunications — (0.0)%
magicJack VocalTec Ltd.	400	(2,516)

Total Israel		(153,795)

Japan — (0.0)%
Automotive — (0.0)%
Toyota Motor Corp. ADR	400	(39,996)

Banking — (0.0)%
Sumitomo Mitsui Financial Group, Inc. ADR	1,100	(6,292)

Hardware — (0.0)%
Sony Corp. ADR	30,700	(901,045)

Telecommunications — (0.0)%
NTT Docomo, Inc. ADR	2,800	(75,628)

Total Japan		(1,022,961)

Jersey — (0.1)%
Metals & Mining — (0.1)%
Randgold Resources Ltd. ADR	28,600	(3,204,344)

Total Jersey		(3,204,344)

Luxembourg — (0.0)%
Iron & Steel — (0.0)%
ArcelorMittal	6,600	(30,756)

Total Luxembourg		(30,756)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Monaco — (0.0)%
Transportation & Logistics — (0.0)%
GasLog Ltd.	66,400	$(861,872)
Navios Maritime Holdings, Inc.	22,700	(18,387)
Scorpio Tankers, Inc.	133,900	(562,380)

Total Monaco		(1,442,639)

Netherlands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
uniQure NV	300	(2,211)

Commercial Services — (0.0)%
Cimpress NV	100	(9,248)

Metals & Mining — (0.0)%
Constellium NV Class A	200	(938)

Retail - Discretionary — (0.0)%
Cnova NV	3,500	(17,325)

Semiconductors — (0.0)%
ASML Holding NV New York Shares (b)	4,325	(429,083)

Telecommunications — (0.0)%
VimpelCom Ltd. ADR	52,500	(203,700)

Total Netherlands		(662,505)

Norway — (0.0)%
Oil, Gas & Coal — (0.0)%
North Atlantic Drilling Ltd.	3,800	(25,612)

Transportation & Logistics — (0.0)%
Frontline Ltd.	8,540	(67,210)
Golden Ocean Group Ltd.	15,000	(9,963)
Nordic American Offshore Ltd.	1,200	(5,652)

		(82,825)

Total Norway		(108,437)

Panama — (0.0)%
Banking — (0.0)%
Banco Latinoamericano de Comercio Exterior SA E Shares	2,900	(76,850)

Passenger Transportation — (0.0)%
Copa Holdings SA Class A	15,600	(815,256)

Total Panama		(892,106)

Peru — (0.1)%
Metals & Mining — (0.1)%
Southern Copper Corp.	84,700	(2,285,206)

Total Peru		(2,285,206)

Puerto Rico — (0.0)%
Banking — (0.0)%
OFG Bancorp	1,800	(14,940)

Total Puerto Rico		(14,940)

Republic of Korea — (0.0)%
Banking — (0.0)%
KB Financial Group, Inc. ADR	2,800	(79,688)

Total Republic of Korea		(79,688)

Singapore — (0.0)%
Semiconductors — (0.0)%
Broadcom Ltd.	38	(5,905)

Total Singapore		(5,905)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
South Africa — (0.0)%
Metals & Mining — (0.0)%
AngloGold Ashanti Ltd. ADR	8,200	$(148,092)
Harmony Gold Mining Co. Ltd. ADR	2,100	(7,581)

Total South Africa		(155,673)

Spain — (0.0)%
Banking — (0.0)%
Banco Bilbao Vizcaya Argentaria SA ADR	100	(574)
Banco Santander SA ADR	207,248	(812,412)

		(812,986)

Telecommunications — (0.0)%
Telefonica SA ADR	1	(10)

Utilities — (0.0)%
Abengoa Yield PLC	21,618	(401,662)

Total Spain		(1,214,658)

Switzerland — (0.3)%
Asset Management — (0.0)%
UBS Group AG	43,400	(562,464)

Biotechnology & Pharmaceuticals — (0.2)%
Novartis AG (b)	90,780	(7,492,845)

Electrical Equipment — (0.0)%
ABB Ltd. ADR	17,200	(341,076)

Institutional Financial Services — (0.0)%
Credit Suisse Group AG ADR	198,749	(2,126,614)

Retail - Consumer Staples — (0.1)%
Galenica AG (b)	1,930	(2,601,794)

Total Switzerland		(13,124,793)

United Arab Emirates — (0.0)%
Consumer Products — (0.0)%
Amira Nature Foods Ltd.	100	(740)

Total United Arab Emirates		(740)

United Kingdom — (0.0)%
Automotive — (0.0)%
Fiat Chrysler Automobiles NV	20,300	(124,236)

Banking — (0.0)%
Barclays PLC ADR	26,104	(198,391)
Lloyds Banking Group PLC ADR	100	(297)
Royal Bank of Scotland Group PLC ADR	6,100	(28,670)

		(227,358)

Machinery — (0.0)%
CNH Industrial NV	10,500	(75,075)

Oil, Gas & Coal — (0.0)%
BP PLC ADR	34	(1,207)

Semiconductors — (0.0)%
ARM Holdings PLC ADR (b)	36,505	(1,661,343)

Utilities — (0.0)%
National Grid PLC ADR	1	(74)

Total United Kingdom		(2,089,293)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
United States — (17.5)%
Aerospace & Defense — (0.1)%
Astronics Corp.	100	$(3,326)
Harris Corp.	18	(1,502)
Orbital ATK, Inc.	1,592	(135,543)
Smith & Wesson Holding Corp.	800	(21,744)
Sturm Ruger & Co., Inc.	2,500	(160,025)
Taser International, Inc.	89,400	(2,224,272)
Teledyne Technologies, Inc.	2,700	(267,435)
Textron, Inc.	300	(10,968)
Triumph Group, Inc.	500	(17,750)
Woodward, Inc.	700	(40,348)

		(2,882,913)

Apparel & Textile Products — (0.2)%
Crocs, Inc.	700	(7,896)
Deckers Outdoor Corp.	4,000	(230,080)
Fossil Group, Inc.	500	(14,265)
Hanesbrands, Inc. (b)	6,800	(170,884)
Iconix Brand Group, Inc.	54,800	(370,448)
Lakeland Industries, Inc.	2,100	(18,207)
Michael Kors Holdings Ltd.	53,000	(2,622,440)
Nike, Inc. Class B (b)	18,300	(1,010,160)
Sequential Brands Group, Inc.	5,200	(41,496)
Steven Madden Ltd. (b)	15,125	(516,972)
Under Armour, Inc. Class A (b)	115,270	(4,625,785)
Under Armour, Inc. Class C (b)	3,192	(116,189)
Wolverine World Wide, Inc. (b)	12,155	(246,990)

		(9,991,812)

Asset Management — (0.2)%
Artisan Partners Asset Management, Inc. Class A	20,000	(553,600)
Eaton Vance Corp. (b)	19,780	(699,025)
Fifth Street Asset Management, Inc.	1,900	(7,676)
Form Holdings Corp.	4,150	(7,843)
Franklin Resources, Inc. (b)	20,950	(699,102)
Full Circle Capital Corp.	1,400	(3,780)
Janus Capital Group, Inc.	300	(4,176)
Kennedy-Wilson Holdings, Inc.	3,100	(58,776)
Ladenburg Thalmann Financial Services, Inc.	100	(236)
Leucadia National Corp.	9,300	(161,169)
NorthStar Asset Management Group, Inc.	4,800	(49,008)
T Rowe Price Group, Inc. (b)	39,438	(2,877,791)
TD Ameritrade Holding Corp.	69,655	(1,983,426)
Waddell & Reed Financial, Inc. Class A (b)	20,145	(346,897)
WisdomTree Investments, Inc.	55,500	(543,345)

		(7,995,850)

Automotive — (0.5)%
American Axle & Manufacturing Holdings, Inc.	1,000	(14,480)
Cooper Tire & Rubber Co.	29,100	(867,762)
Dorman Products, Inc.	1,600	(91,520)
Federal-Mogul Holdings Corp.	1,209	(10,047)
Gentex Corp.	1,800	(27,810)
Gentherm, Inc.	800	(27,400)
Harley-Davidson, Inc. (b)	71,130	(3,222,189)
Mobileye NV	62,600	(2,888,364)
Tesla Motors, Inc.	79,200	(16,812,576)

		(23,962,148)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Banking — (0.3)%
Banc of California, Inc.	6,200	$(112,220)
Bank of America Corp.	38,700	(513,549)
Bank of Hawaii Corp.	6,300	(433,440)
BOK Financial Corp.	300	(18,810)
Citigroup, Inc.	27,100	(1,148,769)
ConnectOne Bancorp, Inc.	23	(361)
Eagle Bancorp, Inc.	1,900	(91,409)
EverBank Financial Corp.	2,200	(32,692)
First Financial Bankshares, Inc.	1,800	(59,022)
Fulton Financial Corp.	900	(12,150)
Hilltop Holdings, Inc.	1,700	(35,683)
JPMorgan Chase & Co.	152,600	(9,482,564)
MB Financial, Inc.	1,536	(55,726)
Old National Bancorp	9	(113)
PacWest Bancorp	1	(40)
Sterling Bancorp	45,908	(720,756)
Texas Capital Bancshares, Inc.	4,600	(215,096)
TFS Financial Corp.	15,552	(267,805)
Towne Bank	40	(866)
UMB Financial Corp.	3,300	(175,593)
Webster Financial Corp.	7,300	(247,835)
Yadkin Financial Corp.	50	(1,254)

		(13,625,753)

Biotechnology & Pharmaceuticals — (1.7)%
Abeona Therapeutics, Inc.	600	(1,416)
ACADIA Pharmaceuticals, Inc.	41,200	(1,337,352)
AcelRx Pharmaceuticals, Inc.	200	(538)
Achillion Pharmaceuticals, Inc.	35,900	(280,020)
Actinium Pharmaceuticals, Inc.	32,900	(58,233)
Adamas Pharmaceuticals, Inc.	200	(3,028)
Aduro Biotech, Inc.	1,800	(20,358)
Advaxis, Inc.	27,200	(220,048)
Aegerion Pharmaceuticals, Inc.	8,800	(13,112)
Aerie Pharmaceuticals, Inc.	14,200	(249,920)
Agenus, Inc.	13,000	(52,650)
Aimmune Therapeutics, Inc.	600	(6,492)
Akebia Therapeutics, Inc.	20,900	(156,332)
Akorn, Inc.	300	(8,546)
Alder Biopharmaceuticals, Inc.	12,800	(319,616)
Alimera Sciences, Inc.	300	(369)
Alkermes PLC	100	(4,322)
Alnylam Pharmaceuticals, Inc.	100	(5,549)
AMAG Pharmaceuticals, Inc.	3,400	(81,328)
Amgen, Inc. (b)	11,580	(1,761,897)
Amicus Therapeutics, Inc.	34,000	(185,640)
Ampio Pharmaceuticals, Inc.	17,700	(22,833)
Anavex Life Sciences Corp.	40,600	(248,066)
ANI Pharmaceuticals, Inc.	600	(33,492)
Anthera Pharmaceuticals, Inc.	16,600	(51,294)
Aratana Therapeutics, Inc.	10,800	(68,256)
Arena Pharmaceuticals, Inc.	20,800	(35,568)
Argos Therapeutics, Inc.	1,700	(10,421)
ARIAD Pharmaceuticals, Inc.	9,200	(67,988)
Arrowhead Pharmaceuticals, Inc.	63,800	(339,416)
Atara Biotherapeutics, Inc.	3,100	(69,781)
AVEO Pharmaceuticals, Inc.	3,900	(3,748)
Avexis, Inc.	600	(22,812)
Axovant Sciences Ltd.	400	(5,136)
Bellicum Pharmaceuticals, Inc.	1,300	(16,848)
Bio-Path Holdings, Inc.	200	(398)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Biocept, Inc.	2,600	$(1,729)
BioCryst Pharmaceuticals, Inc.	9,700	(27,548)
BioDelivery Sciences International, Inc.	85,000	(200,600)
Biostage, Inc.	600	(684)
BioTime, Inc.	200	(522)
Bluebird Bio, Inc.	9,700	(419,913)
Blueprint Medicines Corp.	4,300	(87,075)
Brainstorm Cell Therapeutics, Inc.	3,200	(7,712)
Caladrius Biosciences, Inc.	11,600	(6,844)
Calithera Biosciences, Inc.	1,200	(4,452)
Cambrex Corp.	100	(5,173)
Cara Therapeutics, Inc.	1,000	(4,810)
Carbylan Therapeutics, Inc.	1,400	(928)
Cascadian Therapeutics, Inc.	12,000	(11,317)
Catalyst Pharmaceutical Partners, Inc.	6,400	(4,544)
Celator Pharmaceuticals, Inc.	21,700	(654,906)
Celgene Corp. (b)	6,900	(680,547)
Celldex Therapeutics, Inc.	53,400	(234,426)
Cellular Biomedicine Group, Inc.	100	(1,199)
Cempra, Inc.	11,900	(196,231)
ChemoCentryx, Inc.	300	(1,347)
Clovis Oncology, Inc.	1,500	(20,580)
Coherus Biosciences, Inc.	1,500	(25,335)
Conatus Pharmaceuticals, Inc.	9,700	(19,982)
CorMedix, Inc.	3,400	(6,766)
CTI BioPharma Corp.	14,900	(5,066)
CytRx Corp.	48,700	(108,601)
Depomed, Inc.	500	(9,810)
Dicerna Pharmaceuticals, Inc.	1,400	(4,200)
Dynavax Technologies Corp.	630	(9,185)
Eagle Pharmaceuticals, Inc.	19,700	(764,163)
Editas Medicine, Inc.	2,600	(63,440)
Egalet Corp.	100	(496)
Eleven Biotherapeutics, Inc.	14,400	(24,048)
Enanta Pharmaceuticals, Inc.	12,900	(284,445)
Endo International PLC	64,700	(1,008,673)
Endocyte, Inc.	10,300	(33,063)
EPIRUS Biopharmaceuticals, Inc.	200	(90)
Epizyme, Inc.	7,100	(72,704)
Esperion Therapeutics, Inc.	8,600	(84,968)
Fibrocell Science, Inc.	100	(115)
FibroGen, Inc.	100	(1,641)
Flexion Therapeutics, Inc.	4,000	(59,860)
Fortress Biotech, Inc.	100	(269)
Galectin Therapeutics, Inc.	1,800	(2,646)
Galena Biopharma, Inc.	119,500	(55,699)
Genocea Biosciences, Inc.	17,300	(70,930)
Geron Corp.	27,400	(73,432)
Global Blood Therapeutics, Inc.	2,400	(39,816)
Halozyme Therapeutics, Inc.	400	(3,452)
Heron Therapeutics, Inc.	36,700	(662,435)
Horizon Pharma PLC	15,700	(258,579)
Idera Pharmaceuticals, Inc.	30,900	(47,277)
Immunomedics, Inc.	2,600	(6,032)
Inovio Pharmaceuticals, Inc.	110,100	(1,017,324)
Intellia Therapeutics, Inc.	100	(2,135)
Intersect ENT, Inc.	4,400	(56,892)
Intra-Cellular Therapies, Inc.	700	(27,174)
Intrexon Corp.	18,200	(447,902)
Johnson & Johnson (b)	146,870	(17,815,331)
Juno Therapeutics, Inc.	21,300	(818,772)
Karyopharm Therapeutics, Inc.	13,600	(91,256)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Keryx Biopharmaceuticals, Inc.	145,400	$(962,548)
Kite Pharma, Inc.	15,200	(760,000)
La Jolla Pharmaceutical Co.	3,100	(49,600)
Lexicon Pharmaceuticals, Inc. (b)	1,900	(27,265)
Lion Biotechnologies, Inc.	1,600	(12,960)
Lipocine, Inc.	1,900	(5,776)
Mallinckrodt PLC	4,067	(247,192)
Mast Therapeutics, Inc.	14,600	(6,862)
Mateon Therapeutics, Inc.	9,700	(6,790)
MediciNova, Inc.	200	(1,510)
MEI Pharma, Inc.	6,300	(8,568)
Merrimack Pharmaceuticals, Inc.	400	(2,156)
Minerva Neurosciences, Inc.	100	(1,021)
Mylan NV (b)	268,260	(11,599,562)
NanoViricides, Inc.	400	(640)
NantKwest, Inc.	5,400	(33,588)
Natural Health Trends Corp.	8,800	(248,072)
Neos Therapeutics, Inc.	100	(928)
Neuralstem, Inc.	12,400	(3,608)
Northwest Biotherapeutics, Inc.	9,900	(5,755)
Novavax, Inc.	1,400	(10,178)
Ocular Therapeutix, Inc.	2,100	(10,395)
Ohr Pharmaceutical, Inc.	13,000	(35,620)
Omeros Corp.	2,800	(29,456)
OncoGenex Pharmaceuticals, Inc.	1,000	(1,000)
OncoMed Pharmaceuticals, Inc.	900	(11,079)
Ophthotech Corp.	100	(5,103)
OPKO Health, Inc.	45,700	(426,838)
Orexigen Therapeutics, Inc.	34,200	(14,706)
Organovo Holdings, Inc.	61,800	(229,896)
Otonomy, Inc.	700	(11,116)
Peregrine Pharmaceuticals, Inc.	4,800	(1,748)
Pernix Therapeutics Holdings, Inc.	114,900	(51,475)
Perrigo Co. PLC	97,300	(8,822,191)
Pfizer, Inc. (b)	232,810	(8,197,240)
Pluristem Therapeutics, Inc.	800	(1,064)
Progenics Pharmaceuticals, Inc.	3,200	(13,504)
Puma Biotechnology, Inc.	20,300	(604,737)
Radius Health, Inc.	1,600	(58,800)
Raptor Pharmaceutical Corp. (b)	30,395	(163,221)
REGENXBIO, Inc.	200	(1,600)
Regulus Therapeutics, Inc.	800	(2,312)
Relypsa, Inc.	96,200	(1,779,700)
Repros Therapeutics, Inc.	52,200	(84,042)
Retrophin, Inc. (b)	7,445	(132,596)
Revance Therapeutics, Inc.	6,200	(84,320)
Rexahn Pharmaceuticals, Inc.	26,600	(6,682)
Sage Therapeutics, Inc.	3,700	(111,481)
Sarepta Therapeutics, Inc.	66,800	(1,273,876)
Shire PLC ADR	25	(4,602)
Sorrento Therapeutics, Inc.	1,800	(10,080)
StemCells, Inc.	11,458	(4,611)
Sunesis Pharmaceuticals, Inc.	1,400	(767)
Supernus Pharmaceuticals, Inc.	3,100	(63,147)
Synergy Pharmaceuticals, Inc.	144,800	(550,240)
Synta Pharmaceuticals Corp.	9,400	(2,446)
Synthetic Biologics, Inc.	41,400	(74,520)
Teligent, Inc.	16,900	(120,666)
TESARO, Inc.	200	(16,810)
TG Therapeutics, Inc.	11,700	(70,902)
TherapeuticsMD, Inc.	68,900	(585,650)
Titan Pharmaceuticals, Inc.	500	(2,735)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Tonix Pharmaceuticals Holding Corp.	8,500	$(16,915)
Trevena, Inc.	100	(630)
Ultragenyx Pharmaceutical, Inc.	2,100	(102,711)
Versartis, Inc.	100	(1,106)
Vertex Pharmaceuticals, Inc. (b)	51,090	(4,394,762)
Vitae Pharmaceuticals, Inc.	5,300	(57,187)
Vital Therapies, Inc.	3,800	(23,560)
VIVUS, Inc.	54,200	(60,704)
Windtree Therapeutics, Inc.	28	(54)
XBiotech, Inc.	500	(10,460)
Xencor, Inc.	300	(5,697)
Zafgen, Inc.	18,100	(108,419)
ZIOPHARM Oncology, Inc.	159,946	(878,104)
Zogenix, Inc.	7,525	(60,576)
Zynerba Pharmaceuticals, Inc.	700	(4,795)

		(75,813,147)

Chemicals — (0.2)%
Albemarle Corp.	175	(13,879)
Amyris, Inc.	100	(45)
Balchem Corp.	7,200	(429,480)
CF Industries Holdings, Inc.	1,300	(31,330)
Huntsman Corp.	700	(9,415)
Kraton Performance Polymers, Inc.	2,500	(69,825)
Kronos Worldwide, Inc.	2,500	(13,125)
LSB Industries, Inc.	22,500	(271,800)
Mosaic Co. (The)	4,800	(125,664)
Olin Corp.	221,300	(5,497,092)
Platform Specialty Products Corp.	159,000	(1,411,920)
Rayonier Advanced Materials, Inc.	36,200	(491,958)
Rentech, Inc.	10,190	(24,456)
Sensient Technologies Corp.	400	(28,416)
Tronox Ltd. Class A	82,900	(365,589)

		(8,783,994)

Commercial Services — (0.0)%
Ascent Capital Group, Inc. Class A	1,300	(20,007)
Barrett Business Services, Inc.	200	(8,264)
CEB, Inc.	3,300	(203,544)
Healthcare Services Group, Inc.	1,100	(45,518)
InterCloud Systems, Inc.	19,840	(13,888)
LifeLock, Inc.	32,700	(516,987)
On Assignment, Inc.	100	(3,695)
Rollins, Inc.	50	(1,463)
Sotheby’s	6,900	(189,060)
TriNet Group, Inc.	100	(2,079)

		(1,004,505)

Construction Materials — (0.0)%
Louisiana-Pacific Corp.	8,200	(142,270)
Martin Marietta Materials, Inc.	30	(5,760)
Trex Co., Inc.	3,400	(152,728)
USG Corp.	5,100	(137,496)

		(438,254)

Consumer Products — (0.5)%
22nd Century Group, Inc.	1,000	(812)
Amplify Snack Brands, Inc.	1,900	(28,025)
Avon Products, Inc.	317,500	(1,200,150)
B&G Foods, Inc.	900	(43,380)
Boston Beer Co., Inc. Class A (b)	3,650	(624,260)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Brown-Forman Corp. Class B (b)	11,150	$(1,112,324)
Coty, Inc. Class A	50,380	(1,309,376)
Dr Pepper Snapple Group, Inc. (b)	4,300	(415,509)
Elizabeth Arden, Inc.	1,400	(19,264)
Flowers Foods, Inc.	1,000	(18,750)
Hormel Foods Corp.	141,700	(5,186,220)
Inventure Foods, Inc.	300	(2,343)
Kellogg Co.	83,700	(6,834,105)
Mead Johnson Nutrition Co.	19,940	(1,809,555)
National Beverage Corp.	100	(6,281)
Nu Skin Enterprises, Inc.	200	(9,238)
Sanderson Farms, Inc.	100	(8,664)
Snyder’s-Lance, Inc.	400	(13,556)
Terravia Holdings, Inc.	8,000	(20,960)
Tootsie Roll Industries, Inc.	2,075	(79,950)
TreeHouse Foods, Inc.	26,000	(2,668,900)
Tyson Foods, Inc. Class A	9,900	(661,221)
WhiteWave Foods Co.	20,000	(938,800)

		(23,011,643)

Consumer Services — (0.0)%
Career Education Corp.	400	(2,380)
ITT Educational Services, Inc.	3,800	(7,296)
Rent-A-Center, Inc.	700	(8,596)
Weight Watchers International, Inc.	49,100	(571,033)

		(589,305)

Containers & Packaging — (0.0)%
International Paper Co.	13,000	(550,940)
KapStone Paper and Packaging Corp.	3,500	(45,535)
Multi Packaging Solutions International Ltd.	200	(2,670)
Owens-Illinois, Inc.	1,500	(27,015)

		(626,160)

Design Manufacturing & Distribution — (0.0)%
Arrow Electronics, Inc. (b)	2,700	(167,130)
Avnet, Inc. (b)	4,100	(166,091)

		(333,221)

Distributors - Consumer Staples — (0.0)%
Core-Mark Holding Co., Inc.	4,200	(196,812)
Sysco Corp. (b)	7,390	(374,969)

		(571,781)

Distributors - Discretionary — (0.0)%
FTD Cos., Inc.	600	(14,976)
Tech Data Corp. (b)	2,100	(150,885)

		(165,861)

Electrical Equipment — (0.2)%
Allied Motion Technologies, Inc.	100	(2,326)
AMETEK, Inc. (b)	10,240	(473,395)
Badger Meter, Inc.	1,000	(73,030)
Capstone Turbine Corp.	1,285	(1,773)
Energous Corp.	18,300	(236,985)
Energy Focus, Inc.	9,200	(57,408)
General Cable Corp.	34,700	(441,037)
Landauer, Inc.	100	(4,116)
Revolution Lighting Technology, Inc.	860	(5,315)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Roper Industries, Inc.	39,900	$(6,805,344)

		(8,100,729)

Engineering & Construction Services — (0.0)%
Team, Inc.	1,800	(44,694)

Forest & Paper Products — (0.0)%
Domtar Corp.	200	(7,002)
Neenah Paper, Inc.	200	(14,474)

		(21,476)

Gaming, Lodging & Restaurants — (0.8)%
BJ’s Restaurants, Inc. (b)	3,200	(140,256)
Boyd Gaming Corp.	4,600	(84,640)
Brinker International, Inc. (b)	5,480	(249,504)
Buffalo Wild Wings, Inc. (b)	1,300	(180,635)
Chipotle Mexican Grill, Inc.	39,500	(15,909,020)
Choice Hotels International, Inc.	300	(14,286)
Darden Restaurants, Inc. (b)	2,200	(139,348)
Diamond Resorts International, Inc.	2,800	(83,888)
El Pollo Loco Holdings, Inc.	700	(9,100)
Fogo De Chao, Inc.	1,700	(22,202)
Habit Restaurants, Inc. Class A	100	(1,638)
Hilton Worldwide Holdings, Inc.	60,500	(1,363,065)
Jamba, Inc.	4,000	(41,160)
La Quinta Holdings, Inc.	900	(10,260)
Las Vegas Sands Corp.	89,800	(3,905,402)
Morgans Hotel Group Co.	900	(1,926)
Panera Bread Co. Class A	17,300	(3,666,562)
Papa Murphy’s Holdings, Inc.	1,600	(10,616)
Pinnacle Entertainment, Inc.	500	(5,540)
Rave Restaurant Group, Inc.	500	(2,000)
Scientific Games Corp. Class A	49,200	(452,148)
Shake Shack, Inc. Class A	700	(25,501)
Wendy’s Co.	100	(962)
Wynn Resorts Ltd.	108,600	(9,843,504)
Zoe’s Kitchen, Inc.	18,000	(652,860)

		(36,816,023)

Hardware — (0.1)%
3D Systems Corp.	226,200	(3,096,678)
ADTRAN, Inc.	400	(7,460)
ARRIS International PLC	400	(8,384)
Brocade Communications Systems, Inc. (b)	31,670	(290,731)
Ciena Corp.	46,700	(875,625)
Digital Ally, Inc.	4,900	(19,012)
ExOne Co.	8,200	(86,674)
FEI Co.	6,300	(673,344)
GoPro, Inc. Class A	6,500	(70,265)
InterDigital, Inc.	200	(11,136)
Inventergy Global, Inc.	300	(447)
Juniper Networks, Inc. (b)	8,980	(201,960)
Knowles Corp.	787	(10,766)
Mercury Systems, Inc.	300	(7,458)
MicroVision, Inc.	19,700	(33,096)
Neonode, Inc.	6,100	(8,906)
NetApp, Inc.	200	(4,918)
NETGEAR, Inc. (b)	5,680	(270,027)
NetScout Systems, Inc.	6,900	(153,525)
Nimble Storage, Inc.	12,000	(95,520)
Novatel Wireless, Inc.	8,300	(12,616)
NXT-ID, Inc.	400	(141)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Quantum Corp.	600	$(252)
Seagate Technology PLC	18,300	(445,788)
Silicon Graphics International Corp.	2,500	(12,575)
Uni-Pixel, Inc.	15,300	(22,491)
ViaSat, Inc.	700	(49,980)
Violin Memory, Inc.	13,400	(12,325)
Vuzix Corp.	100	(755)
Zebra Technologies Corp. Class A	1,900	(95,190)

		(6,578,045)

Health Care Facilities & Services — (1.1)%
AAC Holdings, Inc.	400	(9,128)
Acadia Healthcare Co., Inc.	7,500	(415,500)
Adeptus Health, Inc. Class A	7,300	(377,118)
Aetna, Inc. (b)	121,873	(14,884,350)
Air Methods Corp.	100	(3,583)
Anthem, Inc. (b)	43,480	(5,710,663)
BioScrip, Inc.	39,000	(99,450)
Brookdale Senior Living, Inc.	48,491	(748,701)
Centene Corp.	1,085	(77,437)
Charles River Laboratories International, Inc. (b)	3,065	(252,679)
Chemed Corp.	100	(13,631)
Community Health Systems, Inc.	8,600	(103,630)
DaVita HealthCare Partners, Inc. (b)	15,070	(1,165,212)
Diplomat Pharmacy, Inc. (b)	62,205	(2,177,175)
Express Scripts Holding Co. (b)	213,050	(16,149,190)
Genesis Healthcare, Inc.	5,300	(9,381)
Great Basin Scientific, Inc.	43	(76)
HealthEquity, Inc.	5,700	(173,195)
Henry Schein, Inc. (b)	64,443	(11,393,522)
ICON PLC (b)	3,180	(222,632)
Kindred Healthcare, Inc.	1,449	(16,359)
LifePoint Health, Inc. (b)	4,765	(311,488)
MEDNAX, Inc.	66,200	(4,794,866)
Natera, Inc.	100	(1,207)
Nobilis Health Corp.	1,700	(3,791)
OvaScience, Inc.	11,000	(57,310)
PAREXEL International Corp. (b)	4,085	(256,865)
PRA Health Sciences, Inc. (b)	6,590	(275,198)
Quintiles Transnational Holdings, Inc. (b)	73,545	(4,803,959)
Select Medical Holdings Corp.	400	(4,348)
Team Health Holdings, Inc.	2,700	(109,809)
Teladoc, Inc.	1,900	(30,438)
Tenet Healthcare Corp.	86,200	(2,382,568)
Surgery Partners, Inc.	100	(1,790)
UnitedHealth Group, Inc. (b)	25,400	(3,586,480)

		(70,622,729)

Home & Office Products — (0.5)%
Beazer Homes USA, Inc.	47,500	(368,125)
CalAtlantic Group, Inc.	7,420	(272,388)
Century Communities, Inc.	2,700	(46,818)
Fortune Brands Home & Security, Inc.	4,300	(249,271)
Green Brick Partners, Inc.	2,300	(16,721)
Hovnanian Enterprises, Inc. Class A	161,600	(271,488)
KB Home	96,400	(1,466,244)
LGI Homes, Inc.	13,100	(418,414)
M/I Homes, Inc.	3,500	(65,905)
MDC Holdings, Inc.	30,700	(747,238)
Meritage Homes Corp.	2,900	(108,866)
Newell Brands, Inc.	18	(875)
PulteGroup, Inc.	185,500	(3,615,395)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
St Joe Co. (The)	2,300	$(40,756)
Taylor Morrison Home Corp. Class A	20,500	(304,220)
Tempur Sealy International, Inc. (b)	131,285	(7,262,686)
TRI Pointe Homes, Inc.	156,000	(1,843,920)
Whirlpool Corp.	26,100	(4,349,304)
William Lyon Homes Class A	41,200	(664,144)

		(22,112,778)

Industrial Services — (0.2)%
Applied Industrial Technologies, Inc. (b)	6,600	(297,924)
Kaman Corp.	800	(34,016)
Wesco Aircraft Holdings, Inc.	600	(8,052)
WW Grainger, Inc. (b)	30,135	(6,848,179)

		(7,188,171)

Institutional Financial Services — (0.4)%
CBOE Holdings, Inc.	13,700	(912,694)
FXCM, Inc. Class A	3,150	(27,247)
Goldman Sachs Group, Inc.	110,800	(16,462,664)
Investment Technology Group, Inc.	200	(3,344)
Morgan Stanley	80,400	(2,088,792)

		(19,494,741)

Insurance — (0.1)%
American International Group, Inc.	42,200	(2,231,958)
American National Insurance Co.	100	(11,315)
CNO Financial Group, Inc.	1,200	(20,952)
Endurance Specialty Holdings Ltd.	25	(1,679)
HCI Group, Inc.	2,000	(54,560)
MBIA, Inc.	17,400	(118,842)
Primerica, Inc.	8,000	(457,920)
RLI Corp.	9,900	(680,922)
Torchmark Corp.	7,449	(460,497)
Willis Towers Watson PLC	512	(63,647)

		(4,102,292)

Iron & Steel — (0.1)%
AK Steel Holding Corp. (b)	363,015	(1,691,650)
Allegheny Technologies, Inc.	14,200	(181,050)
AM Castle & Co.	1,700	(2,788)
Cliffs Natural Resources, Inc.	319,900	(1,813,833)
United States Steel Corp. (b)	43,190	(728,183)

		(4,417,504)

Leisure Products — (0.0)%
Performance Sports Group Ltd.	10,200	(30,600)
Winnebago Industries, Inc.	12,600	(288,792)

		(319,392)

Machinery — (0.4)%
Actuant Corp. Class A (b)	34,800	(786,828)
Caterpillar, Inc. (b)	15,442	(1,170,658)
CIRCOR International, Inc.	300	(17,097)
Colfax Corp. (b)	14,258	(377,267)
Deere & Co.	63,500	(5,146,040)
Dover Corp.	85,900	(5,954,588)
Graco, Inc.	22,600	(1,785,174)
Lincoln Electric Holdings, Inc. (b)	14,575	(861,091)
Lindsay Corp.	100	(6,786)
Manitowoc Foodservice, Inc.	100	(1,762)
Milacron Holdings Corp.	9,800	(142,198)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
NN, Inc.	4,600	$(64,354)
Oshkosh Corp.	200	(9,542)
Parker-Hannifin Corp.	900	(97,245)
Power Solutions International, Inc.	1,600	(28,560)
Titan International, Inc.	500	(3,100)

		(16,452,290)

Manufactured Goods — (0.1)%
AZZ, Inc.	100	(5,998)
Proto Labs, Inc.	24,600	(1,415,976)
Timken Co. (The) (b)	5,310	(162,805)
Valmont Industries, Inc. (b)	7,935	(1,073,367)

		(2,658,146)

Media — (0.8)%
Angie’s List, Inc.	29,500	(192,045)
Charter Communications, Inc. Class A (b)	11,519	(2,633,704)
Covisint Corp.	35	(76)
Cumulus Media, Inc. Class A	25,600	(7,936)
DreamWorks Animation SKG, Inc. Class A	2,200	(89,914)
Entravision Communications Corp. Class A	200	(1,344)
EW Scripps Co. Class A	4,636	(73,434)
Groupon, Inc.	37,100	(120,575)
GrubHub, Inc.	28,800	(894,816)
Interpublic Group of Cos., Inc. (The)	5,700	(131,670)
Liberty Braves Group Class C	300	(4,398)
Liberty Broadband Corp. Class C	700	(42,000)
Liberty Media Group Class A	492	(9,417)
Lions Gate Entertainment Corp.	3,000	(60,690)
Live Ventures, Inc.	5,800	(8,700)
MDC Partners, Inc. Class A	400	(7,316)
Media General, Inc.	48,300	(830,277)
MeetMe, Inc.	300	(1,599)
Meredith Corp.	600	(31,146)
Netflix, Inc. (b)	8,965	(820,118)
Pandora Media, Inc.	244,000	(3,037,800)
Priceline Group, Inc. (The) (b)	135	(168,536)
Quotient Technology, Inc.	2,100	(28,161)
Rocket Fuel, Inc.	19,100	(42,402)
Scholastic Corp.	100	(3,961)
Scripps Networks Interactive, Inc. Class A	200	(12,454)
Sirius XM Holdings, Inc. (b)	1,401,208	(5,534,772)
Stamps.com, Inc.	700	(61,194)
Time, Inc.	800	(13,168)
Tribune Media Co.	100	(3,918)
tronc, Inc.	800	(11,040)
TrueCar, Inc.	15,700	(123,245)
Twitter, Inc.	885,000	(14,965,350)
Walt Disney Co. (b)	24,388	(2,385,634)
World Wrestling Entertainment, Inc. Class A	800	(14,728)
Yelp, Inc.	36,000	(1,092,960)
YOU On Demand Holdings, Inc.	1,200	(1,956)
Zillow Group, Inc. Class A	51,423	(1,884,653)

		(35,347,107)

Medical Equipment & Devices — (1.4)%
Abbott Laboratories (b)	62,161	(2,443,549)
Accelerate Diagnostics, Inc.	18,800	(270,532)
Amedica Corp.	1,800	(2,376)
Analogic Corp. (b)	6,300	(500,472)
Atossa Genetics, Inc.	2,300	(644)
Baxter International, Inc. (b)	185,570	(8,391,475)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Catalent, Inc.	3,000	$(68,970)
Cepheid	27,200	(836,400)
Cerus Corp.	3,100	(19,344)
ConforMIS, Inc.	4,300	(30,186)
Cytori Therapeutics, Inc.	1,846	(3,858)
CytoSorbents Corp.	500	(2,275)
Dentsply Sirona, Inc. (b)	121,340	(7,527,934)
DexCom, Inc.	800	(63,464)
EndoChoice Holdings, Inc.	100	(490)
Endologix, Inc.	200	(2,492)
EnteroMedics, Inc.	60	(17)
Exact Sciences Corp.	31,700	(388,325)
Foundation Medicine, Inc.	18,600	(347,076)
Haemonetics Corp.	1,800	(52,182)
Hansen Medical, Inc.	1,400	(5,558)
Illumina, Inc. (b)	70,940	(9,958,557)
Invacare Corp.	100	(1,213)
InVivo Therapeutics Holdings Corp.	5,100	(29,478)
IsoRay, Inc.	17,000	(14,790)
K2M Group Holdings, Inc.	300	(4,656)
Medtronic PLC (b)	189,543	(16,446,646)
MiMedx Group, Inc.	100	(798)
Navidea Biopharmaceuticals, Inc.	800	(424)
Neogen Corp.	200	(11,250)
Nevro Corp.	1,300	(95,888)
Novocure Ltd.	3,200	(37,344)
Pacific Biosciences of California, Inc.	9,500	(66,833)
Qiagen NV	17	(371)
Rockwell Medical, Inc.	33,800	(255,866)
Rosetta Genomics Ltd.	2,900	(3,335)
Second Sight Medical Products, Inc.	36,722	(131,465)
Sequenom, Inc.	800	(731)
Stereotaxis, Inc.	100	(94)
Stryker Corp. (b)	55,245	(6,620,008)
Tandem Diabetes Care, Inc.	100	(754)
TearLab Corp.	700	(448)
TransEnterix, Inc.	72,100	(87,962)
Trovagene, Inc.	9,200	(41,676)
Unilife Corp.	3,230	(10,627)
Varian Medical Systems, Inc. (b)	117,309	(9,646,319)
West Pharmaceutical Services, Inc.	200	(15,176)
Zimmer Holdings, Inc. (b)	1,875	(225,713)

		(64,666,041)

Metals & Mining — (0.2)%
Alcoa, Inc.	4,093	(37,942)
Coeur Mining, Inc.	41,064	(437,742)
Compass Minerals International, Inc.	18,700	(1,387,353)
Fairmount Santrol Holdings, Inc.	21,300	(164,223)
Freeport-McMoRan Copper & Gold, Inc.	125,000	(1,392,500)
Gold Resource Corp.	200	(718)
Hecla Mining Co.	88,000	(448,800)
McEwen Mining, Inc.	4,900	(18,865)
Newmont Mining Corp.	7,700	(301,224)
Royal Gold, Inc.	4,300	(309,686)
Stillwater Mining Co.	1,200	(14,232)
Tahoe Resources, Inc.	146,100	(2,187,117)
Ur-Energy, Inc.	100	(60)
Uranium Energy Corp.	60,900	(53,458)
US Silica Holdings, Inc.	62,000	(2,137,140)

		(8,891,060)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — (0.8)%
Alon USA Energy, Inc.	64,000	$(414,720)
Anadarko Petroleum Corp.	16,100	(857,325)
Approach Resources, Inc.	9,700	(20,370)
Basic Energy Services, Inc.	28,300	(47,544)
Bonanza Creek Energy, Inc.	1,600	(3,216)
C&J Energy Services Ltd.	7,900	(4,758)
Callon Petroleum Co.	2,100	(23,583)
CARBO Ceramics, Inc.	17,700	(231,870)
Carrizo Oil & Gas, Inc.	1,600	(57,360)
Cheniere Energy, Inc.	135,539	(5,089,489)
Chesapeake Energy Corp.	110,600	(473,368)
Clayton Williams Energy, Inc.	6,500	(178,490)
Clean Energy Fuels Corp.	13,600	(47,192)
Cloud Peak Energy, Inc.	12,900	(26,574)
Cobalt International Energy, Inc.	87,900	(117,786)
Comstock Resources, Inc.	17,300	(14,537)
Continental Resources, Inc.	4,900	(221,823)
Core Laboratories NV	3,900	(483,171)
Delek US Holdings, Inc.	1,300	(17,173)
Devon Energy Corp.	5,700	(206,625)
Eclipse Resources Corp.	12,600	(42,084)
Enbridge Energy Management LLC	5,849	(134,585)
Energen Corp.	300	(14,463)
EnLink Midstream LLC	16,500	(262,515)
EP Energy Corp. Class A	8,600	(44,548)
Erin Energy Corp.	700	(1,687)
EXCO Resources, Inc.	139,800	(181,740)
Flotek Industries, Inc.	82,900	(1,094,280)
Frank’s International NV	100	(1,461)
Gastar Exploration, Inc.	23,600	(25,960)
Gulfmark Offshore, Inc. Class A	13,300	(41,629)
Halcon Resources Corp.	74,386	(34,515)
Halliburton Co.	76,800	(3,478,272)
Helmerich & Payne, Inc.	5,300	(355,789)
Jones Energy, Inc.	13,600	(56,032)
Key Energy Services, Inc.	39,700	(9,206)
Kinder Morgan, Inc.	32	(599)
Kosmos Energy Ltd.	28,900	(157,505)
Laredo Petroleum, Inc.	12,400	(129,952)
Lucas Energy, Inc.	100	(380)
Marathon Oil Corp.	12,100	(181,621)
Matador Resources Co.	20,300	(401,940)
Murphy Oil Corp.	123,400	(3,917,950)
National Oilwell Varco, Inc.	200	(6,730)
Northern Oil and Gas, Inc.	63,800	(294,756)
Occidental Petroleum Corp.	20,800	(1,571,648)
ONEOK, Inc.	101,706	(4,825,950)
Pacific Drilling SA	3,230	(23,321)
Par Pacific Holdings, Inc.	500	(7,670)
Parsley Energy, Inc. Class A	1,800	(48,708)
PetroQuest Energy, Inc.	475	(1,582)
Rex Energy Corp.	15,700	(10,370)
Rice Energy, Inc.	28,800	(634,752)
Ring Energy, Inc.	400	(3,528)
Rowan Cos. PLC Class A	1,100	(19,426)
RPC, Inc.	12,500	(194,125)
RSP Permian, Inc.	4,200	(146,538)
Sanchez Energy Corp.	91,100	(643,166)
SemGroup Corp. Class A	1,600	(52,096)
SM Energy Co.	200	(5,400)
Spectra Energy Corp.	41,994	(1,538,240)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Stone Energy Corp.	10,229	$(123,362)
Superior Energy Services, Inc.	35,000	(644,350)
Synergy Resources Corp.	61,800	(411,588)
Targa Resources Corp.	165,700	(6,982,598)
Thermon Group Holdings, Inc.	200	(3,842)
Tidewater, Inc.	29,400	(129,654)
Triangle Petroleum Corp.	42,500	(12,202)
W&T Offshore, Inc.	81,000	(187,920)
Weatherford International PLC	6,200	(34,410)
Westmoreland Coal Co.	26,300	(250,376)
WPX Energy, Inc.	3,800	(35,378)

		(37,949,373)

Passenger Transportation — (0.0)%
American Airlines Group, Inc.	30,700	(869,117)

Real Estate — (1.7)%
Alexandria Real Estate Equities, Inc.	4,600	(476,192)
American Campus Communities, Inc.	7,600	(401,812)
American Homes 4 Rent	1,500	(30,720)
Apartment Investment & Management Co. Class A	26,900	(1,187,904)
Apple Hospitality REIT, Inc.	700	(13,167)
Ashford Hospitality Prime, Inc.	22	(311)
Ashford Hospitality Trust, Inc.	36,800	(197,616)
AvalonBay Communities, Inc.	11,100	(2,002,329)
Boston Properties, Inc.	14,700	(1,938,930)
Brandywine Realty Trust	8,000	(134,400)
Brixmor Property Group, Inc.	3,100	(82,026)
Camden Property Trust	7,300	(645,466)
CBL & Associates Properties, Inc.	1,000	(9,310)
Chatham Lodging Trust	1,000	(21,980)
City Office REIT, Inc.	100	(1,298)
Colony Starwood Homes REIT	9,802	(298,177)
Communications Sales & Leasing, Inc.	2,200	(63,580)
CorEnergy Infrastructure Trust, Inc.	200	(5,770)
CoreSite Realty Corp.	900	(79,821)
Corporate Office Properties Trust	42,100	(1,244,897)
Corrections Corp. of America	700	(24,514)
CubeSmart	70,993	(2,192,264)
CyrusOne, Inc.	5,800	(322,828)
DiamondRock Hospitality Co.	35,900	(324,177)
Digital Realty Trust, Inc.	58,500	(6,375,915)
Douglas Emmett, Inc.	60,800	(2,159,616)
Duke Realty Corp.	69,100	(1,842,206)
EastGroup Properties, Inc.	100	(6,892)
Education Realty Trust, Inc.	37,066	(1,710,225)
Equinix, Inc.	27	(10,469)
Equity LifeStyle Properties, Inc.	200	(16,010)
Equity One, Inc.	1,400	(45,052)
Equity Residential	9,900	(681,912)
Essex Property Trust, Inc.	500	(114,045)
Extra Space Storage, Inc.	40,474	(3,745,464)
Farmland Partners, Inc.	3,200	(36,224)
First Industrial Realty Trust, Inc.	5,700	(158,574)
Global Net Lease, Inc.	700	(5,565)
Government Properties Income Trust	51,600	(1,189,896)
Gramercy Property Trust REIT	39	(360)
Healthcare Realty Trust, Inc.	48,600	(1,700,514)
Healthcare Trust of America, Inc. Class A	10,100	(326,634)
Hersha Hospitality Trust	12,600	(216,090)
Highwoods Properties, Inc.	13,900	(733,920)
Hospitality Properties Trust	2,300	(66,240)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Host Hotels & Resorts, Inc.	382,900	$(6,206,809)
Independence Realty Trust, Inc.	600	(4,908)
iStar, Inc.	11,000	(105,490)
Kilroy Realty Corp.	2,400	(159,096)
Kimco Realty Corp.	36,900	(1,157,922)
LaSalle Hotel Properties	48,500	(1,143,630)
Mack-Cali Realty Corp.	5,000	(135,000)
Medical Properties Trust, Inc.	16,500	(250,965)
Mid-America Apartment Communities, Inc.	10,900	(1,159,760)
Monogram Residential Trust, Inc.	300	(3,063)
National Retail Properties, Inc.	1,500	(77,580)
National Storage Affiliates Trust	7,100	(147,822)
New Senior Investment Group, Inc.	38,901	(415,463)
New York REIT, Inc.	4,500	(41,625)
NorthStar Realty Finance Corp.	312,850	(3,575,875)
Omega Healthcare Investors, Inc.	40	(1,358)
Pebblebrook Hotel Trust	5,300	(139,125)
Pennsylvania REIT	100	(2,145)
Physicians Realty Trust	96,400	(2,025,364)
Piedmont Office Realty Trust, Inc. Class A	34,700	(747,438)
Public Storage	21,667	(5,537,868)
QTS Realty Trust, Inc. Class A	4,200	(235,116)
Rayonier, Inc.	9,000	(236,160)
RE/MAX Holdings, Inc. Class A	177	(7,126)
Realty Income Corp.	7,800	(541,008)
Regency Centers Corp.	15,400	(1,289,442)
Rexford Industrial Realty, Inc.	4,600	(97,014)
RLJ Lodging Trust	9,600	(205,920)
Senior Housing Properties Trust	23,700	(493,671)
Seritage Growth Properties	1,000	(49,840)
Simon Property Group, Inc.	24,800	(5,379,120)
Spirit Realty Capital, Inc.	7,000	(89,390)
STAG Industrial, Inc.	36,700	(873,827)
STORE Capital Corp.	1,000	(29,450)
Summit Hotel Properties, Inc.	200	(2,648)
Sun Communities, Inc.	1,300	(99,632)
Sunstone Hotel Investors, Inc.	22,067	(266,349)
Tier REIT, Inc.	800	(12,264)
Urban Edge Properties	2,900	(86,594)
Ventas, Inc.	52,200	(3,801,204)
Vornado Realty Trust	55,100	(5,516,612)
Welltower, Inc.	22,300	(1,698,591)
Weyerhaeuser Co.	19,220	(572,179)
WP Glimcher, Inc.	2,000	(22,380)
Xenia Hotels & Resorts, Inc.	100	(1,678)

		(77,486,833)

Recreation Facilities & Services — (0.0)%
ClubCorp Holdings, Inc.	1,900	(24,700)
Live Nation Entertainment, Inc. (b)	12,092	(284,162)
SeaWorld Entertainment, Inc.	17,000	(243,610)

		(552,472)

Renewable Energy — (0.0)%
Enphase Energy, Inc.	14,400	(28,656)
FuelCell Energy, Inc.	13,658	(84,953)
Gevo, Inc.	101,806	(60,065)
Green Plains, Inc.	1,700	(33,524)
Pacific Ethanol, Inc.	8,100	(44,145)
Plug Power, Inc.	188,500	(350,610)
REX American Resources Corp.	800	(47,864)
Silver Spring Networks, Inc.	100	(1,215)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
SolarEdge Technologies, Inc.	3,900	$(76,440)
Sunrun, Inc.	1,500	(8,895)
Sunworks, Inc.	3,500	(8,155)
TerraForm Global, Inc. Class A	2,800	(9,128)
Vivint Solar, Inc.	23,000	(70,610)

		(824,260)

Retail - Consumer Staples — (0.7)%
Casey’s General Stores, Inc.	5,100	(670,701)
Natural Grocers by Vitamin Cottage, Inc.	100	(1,305)
Ollie’s Bargain Outlet Holdings, Inc. (b)	8,210	(204,347)
Target Corp.	211,100	(14,739,002)
Wal-Mart Stores, Inc.	7,100	(518,442)
Whole Foods Market, Inc.	461,600	(14,780,432)

		(30,914,229)

Retail - Discretionary — (1.4)%
Abercrombie & Fitch Co. Class A	49,300	(878,033)
American Eagle Outfitters, Inc.	9,400	(149,742)
Asbury Automotive Group, Inc.	100	(5,274)
Ascena Retail Group, Inc.	49,100	(343,209)
Barnes & Noble, Inc.	14,200	(161,170)
bebe stores, Inc.	3,800	(1,912)
Bed Bath & Beyond, Inc.	52,400	(2,264,728)
Bon-Ton Stores, Inc.	9,000	(12,690)
Boot Barn Holdings, Inc.	14,800	(127,576)
Buckle, Inc.	32,300	(839,477)
Builders FirstSource, Inc.	400	(4,500)
Cabela’s, Inc.	27,400	(1,371,644)
CarMax, Inc.	3,800	(186,314)
Chico’s FAS, Inc.	108,300	(1,159,893)
Children’s Place, Inc.	40,500	(3,247,290)
Coach, Inc.	256,800	(10,462,032)
Conn’s, Inc.	22,100	(166,192)
DSW, Inc. Class A (b)	119,280	(2,526,350)
Duluth Holdings, Inc. Class B	3,100	(75,826)
Etsy, Inc.	300	(2,877)
Finish Line, Inc. Class A	14,300	(288,717)
Foot Locker, Inc. (b)	4,500	(246,870)
Freshpet, Inc.	5,300	(49,449)
Gap, Inc.	292,700	(6,211,094)
Guess?, Inc.	97,300	(1,464,365)
Hertz Global Holdings, Inc.	700	(7,749)
Hibbett Sports, Inc. (b)	19,130	(665,533)
JC Penney Co., Inc.	5,900	(52,392)
Kohl’s Corp. (b)	200,000	(7,584,000)
L Brands, Inc. (b)	2,685	(180,244)
Lithia Motors, Inc. Class A	12,500	(888,375)
Lumber Liquidators Holdings, Inc. (b)	67,200	(1,036,224)
Macy’s, Inc.	10,700	(359,627)
Monro Muffler Brake, Inc.	800	(50,848)
Net Element, Inc.	2,350	(4,324)
Nordstrom, Inc. (b)	20,365	(774,888)
Outerwall, Inc.	1,000	(42,000)
Party City Holdco, Inc.	1,100	(15,301)
Pier 1 Imports, Inc.	103,700	(533,018)
Ross Stores, Inc.	226,100	(12,817,609)
Sears Holdings Corp.	67,300	(915,953)
Select Comfort Corp.	100	(2,138)
Sonic Automotive, Inc. Class A	200	(3,422)
Stage Stores, Inc.	18,900	(92,232)
Tailored Brands, Inc.	78,700	(996,342)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Tiffany & Co. (b)	16,725	$(1,014,204)
TJX Cos., Inc.	37,700	(2,911,571)
Urban Outfitters, Inc.	2,200	(60,500)
Wayfair, Inc. Class A	300	(11,700)
Zumiez, Inc.	8,200	(117,342)

		(63,384,760)

Semiconductors — (0.3)%
Advanced Micro Devices, Inc.	398,400	(2,047,776)
Ambarella, Inc.	27,300	(1,387,113)
Analog Devices, Inc. (b)	18,780	(1,063,699)
Applied Optoelectronics, Inc.	6,300	(70,245)
Cirrus Logic, Inc.	600	(23,274)
Cypress Semiconductor Corp.	344,935	(3,639,064)
Inphi Corp.	100	(3,203)
Intel Corp. (b)	33,725	(1,106,180)
IPG Photonics Corp. (b)	10,345	(827,600)
Lattice Semiconductor Corp.	1,300	(6,955)
M/A-COM Technology Solutions Holdings, Inc.	1,100	(36,278)
MaxLinear, Inc. Class A	40	(719)
Maxwell Technologies, Inc.	200	(1,056)
Microchip Technology, Inc.	14,176	(719,574)
Microsemi Corp.	82,200	(2,686,296)
NeoPhotonics Corp.	3,700	(35,261)
Pixelworks, Inc.	10,500	(19,320)
QuickLogic Corp.	5,000	(4,850)
Rambus, Inc.	100	(1,208)
Rubicon Technology, Inc.	800	(544)
Synaptics, Inc.	8,400	(451,500)
Universal Display Corp.	100	(6,780)

		(14,138,495)

Software — (0.4)%
2U, Inc.	23,300	(685,253)
Allscripts Healthcare Solutions, Inc. (b)	64,055	(813,499)
Autodesk, Inc. (b)	3,120	(168,917)
Barracuda Networks, Inc.	2,400	(36,336)
Benefitfocus, Inc.	6,700	(255,404)
Black Knight Financial Services, Inc. Class A	500	(18,800)
CA, Inc. (b)	19,290	(633,291)
Callidus Software, Inc.	100	(1,998)
Castlight Health, Inc. Class B	19,400	(76,824)
Cerner Corp. (b)	127,690	(7,482,634)
Datawatch Corp.	800	(4,432)
Demandware, Inc.	19,400	(1,453,060)
Digital Turbine, Inc.	4,000	(4,280)
Envestnet, Inc.	14,700	(489,657)
FireEye, Inc.	70,700	(1,164,429)
Glu Mobile, Inc.	93,800	(206,360)
Guidance Software, Inc.	100	(619)
Guidewire Software, Inc.	1,800	(111,168)
Imperva, Inc.	7,100	(305,371)
Intuit, Inc. (b)	1,750	(195,317)
LogMeIn, Inc. (b)	3,450	(218,833)
Oracle Corp. (b)	22,120	(905,372)
Palo Alto Networks, Inc. (b)	7,235	(887,300)
Paylocity Holding Corp.	4,600	(198,720)
pdvWireless, Inc.	100	(2,139)
Press Ganey Holdings, Inc.	100	(3,935)
PROS Holdings, Inc.	8,300	(144,669)
Q2 Holdings, Inc.	700	(19,614)
Rapid7, Inc.	5,700	(71,706)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
Splunk, Inc. (b)	3,670	$(198,841)
TubeMogul, Inc.	10,100	(120,190)
Tyler Technologies, Inc.	5,900	(983,589)
Ultimate Software Group, Inc.	500	(105,145)
VirnetX Holding Corp.	55,400	(221,600)
Workday, Inc. Class A (b)	12,045	(899,400)

		(19,088,702)

Specialty Finance — (0.3)%
Alliance Data Systems Corp.	945	(185,144)
Ally Financial, Inc.	2,600	(44,382)
Altisource Portfolio Solutions SA	100	(2,784)
Altisource Residential Corp.	1,700	(15,623)
American Capital Agency Corp.	6,162	(122,131)
American Express Co.	93,700	(5,693,212)
Apollo Residential Mortgage, Inc.	2,200	(29,480)
Arlington Asset Investment Corp. Class A	20,000	(260,200)
ARMOUR Residential REIT, Inc.	39,562	(791,240)
Capstead Mortgage Corp.	2,500	(24,250)
Cardtronics, Inc.	100	(3,981)
CIT Group, Inc.	5,300	(169,123)
CYS Investments, Inc.	2,100	(17,577)
Encore Capital Group, Inc.	17,600	(414,128)
Everi Holdings, Inc.	3,100	(3,565)
FNF Group	100	(3,750)
GATX Corp.	2,900	(127,513)
Global Payments, Inc.	34	(2,427)
HomeStreet, Inc.	200	(3,984)
Impac Mortgage Holdings, Inc.	300	(4,704)
Invesco Mortgage Capital, Inc.	68,367	(935,944)
Ladder Capital Corp.	148	(1,806)
LendingClub Corp.	141,200	(607,160)
LendingTree, Inc.	500	(44,165)
Nationstar Mortgage Holdings, Inc.	79,000	(889,540)
Navient Corp.	500	(5,975)
New Residential Investment Corp.	45,000	(622,800)
New York Mortgage Trust, Inc.	15,100	(92,110)
Ocwen Financial Corp.	178,000	(304,380)
On Deck Capital, Inc.	3,200	(16,480)
OneMain Holdings, Inc.	800	(18,256)
Orchid Island Capital, Inc.	28,200	(290,178)
PennyMac Mortgage Investment Trust	3,300	(53,559)
PHH Corp.	18,900	(251,748)
PRA Group, Inc.	400	(9,656)
RAIT Financial Trust	55,800	(174,654)
Resource Capital Corp. REIT	14,500	(186,470)
Santander Consumer USA Holdings, Inc.	35,800	(369,814)
Stonegate Mortgage Corp.	1,200	(4,032)
Textainer Group Holdings Ltd.	200	(2,228)
Walker & Dunlop, Inc.	200	(4,556)
Walter Investment Management Corp.	26,300	(72,588)
Western Asset Mortgage Capital Corp.	48,800	(458,232)

		(13,335,529)

Technology Services — (0.3)%
Bottomline Technologies de, Inc.	1,200	(25,836)
CDW Corp. (b)	21,900	(877,752)
CoStar Group, Inc.	1,700	(371,722)
Cubic Corp.	100	(4,016)
Endurance International Group Holdings, Inc.	1,800	(16,182)
EPAM Systems, Inc.	6,900	(443,739)
Fair Isaac Corp.	16,900	(1,909,869)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
International Business Machines Corp. (b)	6,205	$(941,795)
Luxoft Holding, Inc.	2,500	(130,050)
MarketAxess Holdings, Inc.	10,200	(1,483,080)
MAXIMUS, Inc.	25,900	(1,434,083)
Medidata Solutions, Inc.	4,600	(215,602)
Spherix, Inc.	6,326	(15,056)
Thomson Reuters Corp.	64,700	(2,615,174)
Unisys Corp.	900	(6,552)
Verisk Analytics, Inc. Class A	28,100	(2,278,348)

		(12,768,856)

Telecommunications — (0.1)%
AT&T, Inc.	19	(821)
Cogent Communications Holdings, Inc.	1,000	(40,060)
Frontier Communications Corp.	4,300	(21,242)
Globalstar, Inc.	164,100	(198,561)
Gogo, Inc.	5,600	(46,984)
GTT Communications, Inc.	2,600	(48,048)
HC2 Holdings, Inc.	800	(3,440)
Intelsat SA	4,000	(10,320)
Iridium Communications, Inc.	3,700	(32,856)
ORBCOMM, Inc.	100	(995)
RingCentral, Inc. Class A (b)	10,350	(204,102)
Sprint Corp.	255,100	(1,155,603)
Straight Path Communications, Inc.	11,600	(320,972)
Voltari Corp.	4,900	(17,738)
Windstream Holdings, Inc.	46,900	(434,763)

		(2,536,505)

Transportation & Logistics — (0.1)%
Atlas Air Worldwide Holdings, Inc.	100	(4,142)
Celadon Group, Inc.	400	(3,268)
DHT Holdings, Inc.	35,200	(177,056)
Dorian LPG Ltd.	5,000	(35,250)
Eagle Bulk Shipping, Inc.	13,100	(5,745)
Echo Global Logistics, Inc.	100	(2,242)
Hornbeck Offshore Services, Inc.	3,500	(29,190)
Knight Transportation, Inc.	29,200	(776,136)
Macquarie Infrastructure Co. LLC	13,900	(1,029,295)
Mobile Mini, Inc.	200	(6,928)
Nordic American Tankers Ltd.	102,900	(1,429,281)
Odyssey Marine Exploration, Inc.	66	(133)
Scorpio Bulkers, Inc.	15,700	(43,803)
XPO Logistics, Inc.	85,700	(2,250,482)

		(5,792,951)

Transportation Equipment — (0.0)%
Meritor, Inc.	3,500	(25,200)
Navistar International Corp.	126,400	(1,477,616)
Trinity Industries, Inc. (b)	16,000	(297,120)
Wabash National Corp.	7,700	(97,790)
Wabtec Corp. (b)	2,900	(203,667)

		(2,101,393)

Utilities — (0.6)%
Alliant Energy Corp.	76,500	(3,037,050)
American Water Works Co., Inc.	50,200	(4,242,402)
Atlantic Power Corp.	19,700	(48,856)
Atmos Energy Corp.	500	(40,660)
Avangrid, Inc.	1,700	(78,302)
Avista Corp.	500	(22,400)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
California Water Service Group	1,800	$(62,874)
Calpine Corp.	3,900	(57,525)
Consolidated Edison, Inc.	5,100	(410,244)
Dynegy, Inc.	120,700	(2,080,868)
Genie Energy Ltd. Class B	2,000	(13,540)
New Jersey Resources Corp.	200	(7,710)
NorthWestern Corp.	16,000	(1,009,120)
NRG Energy, Inc.	186,600	(2,797,134)
NRG Yield, Inc. Class C	200	(3,118)
Pattern Energy Group, Inc.	68,800	(1,580,336)
PNM Resources, Inc.	27,200	(963,968)
Portland General Electric Co.	8,400	(370,608)
SCANA Corp.	1,600	(121,056)
South Jersey Industries, Inc.	1,700	(53,754)
Southwest Gas Corp.	5,300	(417,163)
Spire, Inc.	12,700	(899,668)
TerraForm Power, Inc.	40,000	(436,000)
Vectren Corp.	500	(26,335)
WEC Energy Group, Inc.	134,671	(8,794,016)

		(27,574,707)

Waste & Environmental Services & Equipment — (0.2)%
Centrus Energy Corp. Class A	1,800	(5,904)
Energy Recovery, Inc.	8,600	(76,454)
MagneGas Corp.	10,000	(5,900)
Republic Services, Inc.	120,600	(6,187,986)
Stericycle, Inc.	4,400	(458,128)

		(6,734,372)

Total United States		(793,682,119)

TOTAL COMMON STOCK (PROCEEDS $974,372,522)		(968,402,902)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — (0.0)%
United States — (0.0)%
Cable & Satellite — (0.0)%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.88%, 04/01/24 (b),(e)	$361,000	(378,148)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $372,933)		(378,148)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (3.3)%
Consumer Discretionary Select Sector SPDR Fund	316,389	(24,694,161)
Consumer Staples Select Sector SPDR Fund	264,246	(14,573,167)
Health Care Select Sector SPDR Fund (b)	203,369	(14,585,625)
iShares Nasdaq Biotechnology ETF (b)	94,699	(24,369,841)
iShares PHLX Semiconductor ETF	21,516	(2,014,758)
iShares Russell 2000 ETF (b)	130,628	(15,018,301)
iShares U.S. Healthcare ETF (b)	23,850	(3,537,194)
iShares U.S. Healthcare Providers ETF (b)	44,200	(5,629,754)
iShares US Real Estate ETF	251,146	(20,669,316)
SPDR S&P 500 ETF Trust (b)	34,270	(7,180,593)
SPDR S&P Biotech ETF (b)	144,670	(7,825,200)
Utilities Select Sector SPDR Fund	123,541	(6,482,196)
Vanguard FTSE Europe ETF (b)	66,120	(3,085,159)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $142,048,820)		(149,665,265)

TOTAL SECURITIES SOLD SHORT — (24.6)% (PROCEEDS $1,116,794,275)		$(1,118,446,315)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Footnote Legend:

(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	Variable/floating interest rate security. Rate presented is as of June 30, 2016.
(g)	Security considered illiquid.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2016. Maturity date presented is the ultimate maturity.
(l)	When issued or delayed delivery security.
(m)	Rate disclosed, the 7 day net yield, is as of June 30, 2016.
(n)	Non-interest bearing bond.
(o)	Approximates cost for federal tax purposes.
(p)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at June 30, 2016

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
Imperial Brands PLC	39.00 GBP	07/15/16	80	$(89,141)	$(203,149)	$(114,008)
Telefonica SA	11.50 EUR	09/15/17	379	(10,350)	(5,888)	4,462
Vodafone Group PLC	2.50 GBP	09/16/16	3,219	(187,129)	(64,280)	122,849

				$(286,620)	$(273,317)	$13,303

Exchange-Traded Put Options Written
Consumer Discretionary Select	70.00 USD	07/15/16	3,924	$(50,852)	$(11,772)	$39,080
DAX Index	9,000.00 EUR	08/19/16	275	(228,313)	(205,997)	22,316
Euro Stoxx 50	2,500.00 EUR	07/15/16	488	(180,891)	(14,081)	166,810
Imperial Brands PLC	36.00 GBP	07/15/16	80	(130,848)	(5,325)	125,523
iShares Russell 2000 ETF	83.00 USD	09/16/16	938	(43,399)	(16,884)	26,515
S&P 500 Index	1,675.00 USD	08/19/16	46	(42,640)	(8,050)	34,590
S&P 500 Index	1,870.00 USD	07/15/16	70	(79,120)	(4,970)	74,150
S&P 500 Index	1,920.00 USD	07/15/16	138	(27,180)	(19,320)	7,860
S&P 500 Index	1,950.00 USD	07/15/16	138	(47,880)	(25,530)	22,350
S&P 500 Index	1,675.00 USD	09/16/16	46	(55,060)	(20,240)	34,820
Vodafone Group PLC	1.90 GBP	09/16/16	1,610	(188,292)	(24,112)	164,180

				$(1,074,475)	$(356,281)	$718,194

	Counterparty	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
OTC Put Options Written
Aetna, Inc.	Deutsche Bank AG	110.00 USD	10/21/16	101,400	$(746,304)	$(317,780)	$428,524

					$(746,304)	$(317,780)	$428,524

Total Options Written Outstanding					$(2,107,399)	$(947,378)	$1,160,021

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Reverse Repurchase Agreements Outstanding at June 30, 2016

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas S.A.	2.26%	06/10/16	07/11/16	$4,264,000	$4,269,612
BNP Paribas S.A.	2.28%	06/03/16	07/05/16	1,035,000	1,036,835
Credit Suisse Securities (USA) LLC	2.12%	06/03/16	07/01/16	874,000	875,441
Credit Suisse Securities (USA) LLC	2.17%	06/30/16	07/29/16	5,669,000	5,669,341
Credit Suisse Securities (USA) LLC	2.30%	06/21/16	07/21/16	2,759,000	2,760,761
Credit Suisse Securities (USA) LLC	2.30%	06/21/16	07/21/16	4,277,000	4,279,730
Credit Suisse Securities (USA) LLC	2.30%	06/20/16	07/25/16	582,000	582,409
Credit Suisse Securities (USA) LLC	2.30%	06/20/16	07/25/16	1,212,000	1,212,851
Credit Suisse Securities (USA) LLC	2.30%	06/20/16	07/25/16	504,000	504,354
Credit Suisse Securities (USA) LLC	2.30%	06/20/16	07/25/16	1,975,000	1,976,387
Credit Suisse Securities (USA) LLC	2.30%	06/20/16	07/25/16	1,864,000	1,865,309
Credit Suisse Securities (USA) LLC	2.30%	06/20/16	07/25/16	1,411,000	1,411,991
Credit Suisse Securities (USA) LLC	2.30%	06/20/16	07/25/16	184,000	184,129
Credit Suisse Securities (USA) LLC	2.30%	06/20/16	07/25/16	493,000	493,346
Credit Suisse Securities (USA) LLC	2.30%	06/20/16	07/25/16	342,000	342,240
Credit Suisse Securities (USA) LLC	2.30%	06/20/16	07/25/16	1,270,000	1,270,892
Credit Suisse Securities (USA) LLC	2.38%	05/12/16	08/10/16	4,937,000	4,953,293
Credit Suisse Securities (USA) LLC	2.38%	05/12/16	08/10/16	4,940,000	4,956,303
Credit Suisse Securities (USA) LLC	2.43%	05/12/16	08/10/16	10,713,000	10,749,098
Credit Suisse Securities (USA) LLC	2.51%	06/14/16	09/12/16	6,527,000	6,534,723
Credit Suisse Securities (USA) LLC	2.51%	06/13/16	09/09/16	2,290,000	2,292,869
Credit Suisse Securities (USA) LLC	2.52%	05/27/16	08/25/16	622,000	623,522
Credit Suisse Securities (USA) LLC	2.52%	05/27/16	08/25/16	1,119,000	1,121,738
Credit Suisse Securities (USA) LLC	2.61%	06/13/16	09/09/16	621,000	621,809
JPMorgan Chase Bank, N.A.	1.94%	06/14/16	07/13/16	2,785,000	2,787,554
JPMorgan Chase Bank, N.A.	1.94%	06/14/16	07/13/16	6,975,000	6,981,397
JPMorgan Chase Bank, N.A.	1.94%	06/14/16	07/13/16	1,323,000	1,324,213
JPMorgan Chase Bank, N.A.	2.14%	06/14/16	07/13/16	1,444,000	1,445,461
JPMorgan Chase Bank, N.A.	2.14%	06/29/16	07/13/16	1,130,388	1,130,388
JPMorgan Chase Bank, N.A.	2.14%	06/14/16	07/13/16	6,030,000	6,036,099
JPMorgan Chase Bank, N.A.	2.15%	06/28/16	07/15/16	3,569,422	3,570,061
JPMorgan Chase Bank, N.A.	2.15%	06/17/16	07/15/16	3,618,000	3,621,022
JPMorgan Chase Bank, N.A.	2.15%	06/17/16	07/15/16	1,434,000	1,435,198
JPMorgan Chase Bank, N.A.	2.15%	06/17/16	07/15/16	1,535,000	1,536,282
JPMorgan Chase Bank, N.A.	2.15%	06/17/16	07/15/16	6,766,000	6,771,651
JPMorgan Chase Bank, N.A.	2.15%	06/23/16	07/22/16	3,225,000	3,226,543
JPMorgan Chase Bank, N.A.	2.17%	06/30/16	07/29/16	2,594,000	2,594,156
JPMorgan Chase Bank, N.A.	2.17%	06/30/16	07/29/16	5,820,000	5,820,350
JPMorgan Chase Bank, N.A.	2.17%	06/30/16	07/29/16	1,936,000	1,936,117
JPMorgan Chase Bank, N.A.	2.17%	06/30/16	07/29/16	5,743,000	5,743,346
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.15%	06/17/16	07/27/16	1,420,000	1,421,187
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.15%	06/17/16	07/27/16	435,000	435,364
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.15%	06/23/16	07/11/16	283,000	283,135
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.21%	06/30/16	07/11/16	191,000	191,012
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.21%	06/30/16	07/11/16	1,481,000	1,481,091
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.25%	06/09/16	07/11/16	962,000	963,323
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.25%	06/09/16	07/11/16	1,352,000	1,353,859
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.26%	06/30/16	07/11/16	922,000	922,058
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.28%	04/14/16	07/14/16	881,000	885,352
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.28%	04/15/16	07/15/16	7,661,000	7,698,360
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.28%	04/15/16	07/15/16	5,369,000	5,395,183
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.28%	04/15/16	07/15/16	16,420,000	16,500,075
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.28%	04/15/16	07/15/16	1,229,000	1,234,993
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.28%	04/15/16	07/15/16	1,465,000	1,472,144
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.28%	05/05/16	08/05/16	1,324,000	1,328,780
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.28%	05/05/16	08/05/16	2,034,000	2,041,343

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.28%	05/05/16	08/05/16	$1,988,000	$1,995,177
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.33%	04/13/16	07/13/16	431,000	433,204
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.33%	04/13/16	07/13/16	2,008,000	2,018,267
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.40%	06/20/16	09/20/16	2,581,000	2,582,893
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.43%	04/05/16	07/05/16	1,047,000	1,053,149
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.44%	06/27/16	07/26/16	1,469,000	1,469,398
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.44%	06/23/16	07/25/16	7,633,000	7,637,142
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.47%	06/01/16	09/01/16	9,881,000	9,901,338
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.50%	06/20/16	07/19/16	110,000	110,084
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.50%	06/20/16	07/19/16	141,000	141,108
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.50%	06/20/16	07/19/16	5,393,000	5,397,114
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.50%	06/20/16	07/19/16	6,801,000	6,806,188
Royal Bank of Canada	1.25%	04/20/16	10/20/16	659,000	660,648
Royal Bank of Canada	1.83%	05/17/16	08/17/16	1,735,000	1,738,964
Royal Bank of Canada	1.83%	05/05/16	08/05/16	1,081,000	1,084,137
Royal Bank of Canada	1.85%	05/23/16	08/23/16	452,000	452,908
Royal Bank of Canada	1.85%	05/23/16	08/23/16	2,869,000	2,874,762
Royal Bank of Canada	1.85%	05/23/16	08/23/16	2,059,000	2,063,135
Royal Bank of Canada	1.93%	06/03/16	07/05/16	4,828,000	4,835,252
Royal Bank of Canada	2.08%	06/27/16	07/27/16	2,148,000	2,148,496
Royal Bank of Canada	2.12%	02/03/16	08/03/16	3,338,000	3,367,220
Royal Bank of Canada	2.12%	02/03/16	08/03/16	4,348,000	4,386,061
Royal Bank of Canada	2.13%	04/13/16	07/12/16	7,315,000	7,349,189
Royal Bank of Canada	2.13%	04/13/16	07/12/16	4,041,000	4,059,887
Royal Bank of Canada	2.14%	06/13/16	07/11/16	802,000	802,860
Royal Bank of Canada	2.14%	06/13/16	07/11/16	1,974,000	1,976,116
Royal Bank of Canada	2.14%	06/13/16	07/11/16	1,031,000	1,032,105
Royal Bank of Canada	2.31%	05/06/16	11/07/16	606,000	608,175
Royal Bank of Canada	2.31%	02/08/16	08/08/16	517,000	521,787
Royal Bank of Canada	2.33%	06/27/16	07/27/16	8,213,000	8,215,125
Royal Bank of Canada	2.37%	02/03/16	08/03/16	3,662,000	3,697,845
Royal Bank of Canada	2.37%	02/03/16	08/03/16	414,000	418,052
Royal Bank of Canada	2.37%	02/03/16	08/03/16	1,039,000	1,049,170
Royal Bank of Canada	2.41%	04/28/16	10/28/16	2,446,000	2,456,488
Royal Bank of Canada	2.41%	04/29/16	10/26/16	1,556,000	1,562,573
Royal Bank of Canada	2.44%	06/13/16	07/11/16	676,000	676,826
Royal Bank of Canada	2.44%	06/13/16	07/11/16	980,000	981,198
Wells Fargo Securities LLC	2.44%	06/16/16	07/15/16	526,000	526,535
Wells Fargo Securities LLC	2.44%	06/16/16	07/15/16	1,045,000	1,046,063
Wells Fargo Securities LLC	2.45%	06/27/16	07/15/16	825,000	825,225

Total Reverse Repurchase Agreements Outstanding				$260,508,810	$261,117,944

Futures Contracts Outstanding at June 30, 2016

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Long Futures
Aluminum	36	LME	1,409,690 USD	08/15/16	$73,510
Aluminum	1	LME	38,910 USD	07/18/16	2,233
Aluminum	30	LME	1,222,222 USD	09/19/16	16,216
Amsterdam Index	38	Euronext	3,218,249 EUR	07/15/16	99,912
AUD/USD Currency	180	CME	13,318,672 USD	09/19/16	44,528
Australian 10-Year Bond	271	SFE	36,675,756 AUD	09/15/16	174,758
Brent Crude	172	ICE	8,480,305 USD	07/29/16	69,815
CAC40 10 Euro	520	Euronext	21,604,759 EUR	07/15/16	457,263
Canada 10-Year Bond	451	CDE	65,650,483 CAD	09/21/16	863,468
Canadian Currency	26	CME	1,997,774 USD	09/20/16	7,346
CBOE Volatility Index	48	CFE	945,875 USD	11/16/16	16,525

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Copper	17	COMEX	897,860 USD	09/28/16	$35,227
Copper	25	LME	2,884,264 USD	08/15/16	145,111
Copper	3	LME	358,737 USD	07/18/16	4,394
Copper	25	LME	2,858,701 USD	09/19/16	171,299
Corn	401	CBOT	8,557,214 USD	12/14/16	(1,113,651)
Cotton No. 2	53	ICE	1,750,219 USD	03/09/17	(39,114)
DAX Index	80	Eurex	19,114,902 EUR	09/16/16	246,473
Euro FX	122	CME	17,288,152 USD	09/19/16	(349,215)
Euro Stoxx 50	323	Eurex	9,072,149 EUR	09/16/16	165,909
Euro-BTP	922	Eurex	130,015,350 EUR	09/08/16	1,632,520
Euro-Bund	790	Eurex	130,055,024 EUR	09/08/16	2,185,958
Euro-Oat	589	Eurex	92,969,018 EUR	09/08/16	1,926,850
FTSE 100 Index	387	ICE	22,890,990 GBP	09/16/16	2,614,688
FTSE/JSE Top 40	345	Safex	159,796,315 ZAR	09/15/16	30,037
FTSE/MIB Index	83	IDEM	6,961,728 EUR	09/16/16	(269,074)
Gasoline RBOB	60	NYMEX	3,615,379 USD	09/30/16	(56,383)
Gasoline RBOB	103	NYMEX	6,750,145 USD	07/29/16	(255,521)
Gasoline RBOB	59	NYMEX	3,534,165 USD	11/30/16	(120,472)
Gasoline RBOB	4	NYMEX	267,368 USD	08/31/16	(14,125)
Gold 100 Oz	337	COMEX	42,703,718 USD	08/29/16	1,800,502
Gold 100 Oz	7	COMEX	924,500 USD	12/28/16	4,680
H-Shares Index	42	HKFE	17,474,715 HKD	07/28/16	109,277
Hang Seng Index	106	HKFE	106,419,386 HKD	07/28/16	592,892
IBEX 35 Index	290	MEFF	23,582,476 EUR	07/15/16	(14,766)
Japan 10-Year Bond	37	OSE	5,622,203,650 JPY	09/12/16	347,033
Japanese Yen Currency	331	CME	39,059,444 USD	09/19/16	1,103,268
Lead	42	LME	1,797,164 USD	08/15/16	79,974
Lead	3	LME	130,537 USD	07/18/16	3,394
Lead	39	LME	1,674,745 USD	09/19/16	69,286
Lean Hogs	579	CME	17,029,580 USD	10/14/16	(423,860)
Long Gilt	89	ICE	11,100,836 GBP	09/28/16	445,668
MSCI Singapore Index	93	SGX	2,815,016 SGD	07/28/16	100,864
MSCI Taiwan Index	125	SGX	3,879,051 USD	07/28/16	89,699
Nasdaq100 E-Mini	276	CME	24,407,497 USD	09/16/16	(80,857)
Natural Gas	30	NYMEX	927,383 USD	02/24/17	83,017
Natural Gas	5	NYMEX	147,046 USD	12/28/16	25,254
Natural Gas	56	NYMEX	1,423,347 USD	07/27/16	214,093
Natural Gas	125	NYMEX	3,723,235 USD	07/27/17	141,765
Natural Gas	35	NYMEX	1,111,908 USD	12/27/17	72,842
New Zealand Dolalr	135	CME	9,532,440 USD	09/19/16	53,910
Nickel	61	LME	3,135,865 USD	08/15/16	314,051
Nickel	8	LME	432,944 USD	07/18/16	18,736
Nickel	61	LME	3,280,008 USD	09/19/16	175,764
Norwegian Krone Currency	61	CME	14,784,087 USD	09/19/16	(259,987)
NY Harbor ULSD	102	NYMEX	6,554,550 USD	07/29/16	(176,959)
NY Harbor ULSD	5	NYMEX	302,561 USD	08/31/16	14,182
OMXS30 Index	294	Nasdaq OMX	37,684,298 SEK	07/15/16	127,602
Platinum	33	NYMEX	1,621,119 USD	01/27/17	72,442
Platinum	17	NYMEX	832,973 USD	10/27/16	37,682
Russell 2000 Mini	42	ICE	4,824,312 USD	09/16/16	(5,232)
S&P 500 E-Mini	731	CME	75,755,018 USD	09/16/16	641,792
S&P/TSX 60 Index	29	CDE	4,805,039 CAD	09/15/16	(63,547)
Silver	44	COMEX	3,869,645 USD	12/28/16	243,035
Silver	12	COMEX	1,068,454 USD	09/28/16	48,926
Soybean	533	CBOT	30,422,985 USD	08/12/16	870,777
Soybean	13	CBOT	718,231 USD	01/13/17	28,132
Soybean	161	CBOT	9,256,002 USD	09/14/16	100,111
Soybean Meal	539	CBOT	21,717,018 USD	08/12/16	155,602
Soybean Meal	182	CBOT	7,321,455 USD	09/14/16	25,885
Soybean Oil	50	CBOT	960,981 USD	01/13/17	8,019
SPI 200	382	SFE	49,164,534 AUD	09/15/16	198,581
Sugar 11	616	ICE	11,931,250 USD	02/28/17	2,163,815

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Swedish Krona Currency	16	CME	3,886,089 USD	09/19/16	$(101,129)
Swiss Franc Currency	100	CME	13,009,006 USD	09/19/16	(179,006)
TOPIX Index	146	OSE	1,949,047,586 JPY	09/08/16	(1,264,878)
U.S. Treasury 10-Year Note	1,897	CBOT	245,753,789 USD	09/21/16	6,517,570
WTI Crude	76	NYMEX	3,646,695 USD	11/21/16	200,425
WTI Crude	17	NYMEX	840,868 USD	07/20/16	(19,258)
WTI Crude	46	NYMEX	2,166,179 USD	05/22/17	234,101
Zinc	63	LME	3,190,718 USD	08/15/16	123,870
Zinc	8	LME	374,482 USD	07/18/16	45,918
Zinc	44	LME	2,219,703 USD	09/19/16	97,172

					$23,978,614

Short Futures
3 Month Euribor	4	ICE	1,002,846 EUR	06/19/17	$(948)
3 Month Euribor	4	ICE	1,002,746 EUR	03/13/17	(892)
3 Month Euribor Interest Rate	4	LIF	1,002,746 EUR	12/19/16	(781)
3 Month Euro Swiss Interest RT	4	LIF	1,002,646 EUR	09/19/16	(559)
90 Day Eurodollar	1	CME	244,995 USD	03/15/21	(1,168)
90 Day Eurodollar	200	CME	49,573,253 USD	09/19/16	(104,247)
90 Day Eurodollar	180	CME	44,563,541 USD	12/19/16	(132,709)
90 Day Eurodollar	304	CME	75,004,382 USD	12/18/17	(368,618)
90 Day Eurodollar	106	CME	26,156,929 USD	09/18/17	(139,021)
90 Day Eurodollar	75	CME	18,453,923 USD	03/19/18	(133,890)
90 Day Eurodollar	11	CME	2,689,097 USD	12/16/19	(26,941)
90 Day Eurodollar	13	CME	3,177,148 USD	09/16/19	(34,827)
90 Day Eurodollar	4	CME	980,090 USD	09/14/20	(5,760)
90 Day Eurodollar	116	CME	28,648,288 USD	03/13/17	(150,162)
90 Day Eurodollar	80	CME	19,680,651 USD	06/18/18	(137,349)
90 Day Eurodollar	54	CME	13,303,866 USD	09/17/18	(66,534)
90 Day Eurodollar	11	CME	2,683,709 USD	03/16/20	(30,816)
90 Day Eurodollar	1	CME	245,379 USD	12/14/20	(921)
90 Day Eurodollar	117	CME	28,872,957 USD	06/19/17	(163,518)
90 Day Eurodollar	6	CME	1,466,735 USD	06/15/20	(12,940)
90 Day Eurodollar	17	CME	4,193,639 USD	03/18/19	(11,099)
90 Day Eurodollar	21	CME	5,187,209 USD	12/17/18	(9,241)
90 Day Eurodollar	19	CME	4,670,621 USD	06/17/19	(26,416)
Aluminum	36	LME	1,405,035 USD	08/15/16	(78,165)
Aluminum	1	LME	40,296 USD	07/18/16	(848)
Aluminum	39	LME	1,564,811 USD	09/19/16	(45,158)
AUD/USD Currency	417	CME	30,966,377 USD	09/19/16	8,297
Australian 10-Year Bond	578	SFE	77,984,676 AUD	09/15/16	(550,895)
Brent Crude	46	ICE	2,517,243 USD	10/31/16	168,483
Brent Crude	46	ICE	2,251,200 USD	04/28/17	(184,040)
Brent Crude	7	ICE	350,075 USD	08/31/16	(1,045)
British Pound Currency	323	CME	28,628,143 USD	09/19/16	1,883,743
Canada 10-Year Bond	935	CDE	135,667,122 CAD	09/21/16	(2,128,781)
Canadian Currency	230	CME	17,988,202 USD	09/20/16	250,602
Cattle Feeder	43	CME	3,026,227 USD	09/29/16	(59,023)
CBOE Volatility Index	232	CFE	4,970,799 USD	08/17/16	719,399
CBOE Volatility Index	183	CFE	4,072,255 USD	10/19/16	453,430
Cocoa	45	ICE	1,368,936 USD	12/14/16	46,836
Coffee	2	ICE	110,052 USD	12/19/16	(1,173)
Coffee	221	ICE	10,275,630 USD	09/20/16	(1,795,113)
Copper	211	COMEX	10,760,673 USD	09/28/16	(820,590)
Copper	25	LME	2,836,774 USD	08/15/16	(192,601)
Copper	3	LME	353,300 USD	07/18/16	(9,831)
Copper	14	LME	1,652,781 USD	09/19/16	(44,019)
DAX Index	38	Eurex	9,174,329 EUR	09/16/16	(11,926)
Euro FX Currency	29	CME	4,100,597 USD	09/19/16	74,128
Euro Stoxx 50	9,228	Eurex	260,388,812 EUR	09/16/16	(3,407,584)
Euro-BOBL	60	Eurex	7,951,746 EUR	09/08/16	(71,306)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Euro-Bund	142	Eurex	23,351,578 EUR	09/08/16	$(421,108)
Euro-Oat	31	Eurex	4,883,537 EUR	09/08/16	(112,033)
FTSE 100 Index	92	ICE	5,661,154 GBP	09/16/16	(329,546)
Gasoline RBOB	30	NYMEX	1,732,115 USD	11/30/16	(3,661)
Gasoline RBOB	18	NYMEX	1,085,872 USD	08/31/16	(53,722)
Japan 10-Year Bond	32	OSE	4,880,959,424 JPY	09/12/16	(120,860)
Japanese Yen Currency	19	CME	2,317,570 USD	09/19/16	12,157
KC Hard Red Winter Wheat	135	CBOT	3,354,891 USD	12/14/16	332,578
Lead	42	LME	1,784,905 USD	08/15/16	(92,233)
Lead	3	LME	129,988 USD	07/18/16	(3,943)
Lead	40	LME	1,724,138 USD	09/19/16	(64,612)
Lean Hogs	511	CME	17,963,757 USD	08/12/16	942,347
Live Cattle	274	CME	12,964,898 USD	08/31/16	380,077
Live Cattle	36	CME	1,614,521 USD	10/31/16	(36,439)
Long Gilt	573	ICE	70,924,677 GBP	09/28/16	(3,594,498)
Low Sulphur Gasoil	103	ICE	4,598,608 USD	08/11/16	2,233
Low Sulphur Gasoil	6	ICE	258,156 USD	09/12/16	(11,994)
Mex Bolsa Index	503	MEXDER	226,626,675 MXN	09/15/16	(290,256)
Nasdaq100 E-Mini	36	CME	3,181,285 USD	09/16/16	8,245
Natural Gas	15	NYMEX	358,752 USD	09/28/16	(83,448)
Natural Gas	493	NYMEX	12,312,690 USD	07/27/16	(2,102,630)
Natural Gas	360	NYMEX	10,924,922 USD	11/28/16	(1,023,478)
Natural Gas	105	NYMEX	2,997,592 USD	04/26/17	(182,858)
Natural Gas	178	NYMEX	4,787,347 USD	08/29/16	(406,693)
Nickel	61	LME	3,236,693 USD	08/15/16	(213,223)
Nickel	8	LME	419,386 USD	07/18/16	(32,294)
Nickel	48	LME	2,651,512 USD	09/19/16	(67,784)
Nikkei 225	82	OSE	1,337,942,580 JPY	09/08/16	592,675
NY Harbor ULSD	9	NYMEX	573,522 USD	08/31/16	3,385
NY Harbor ULSD	103	NYMEX	6,818,128 USD	11/30/16	76,490
OMXS30 Index	1,662	Nasdaq OMX	212,207,864 SEK	07/15/16	(818,707)
Palladium	30	NYMEX	1,686,654 USD	12/28/16	(107,196)
S&P 500	14	CME	7,212,118 USD	09/15/16	(103,582)
S&P 500 E-Mini	2,790	CME	289,835,213 USD	09/16/16	(1,747,687)
S&P/TSX 60 Index	156	CDE	25,261,046 CAD	09/15/16	(112,321)
SGX Nifty 50	1,456	SGX	23,584,531 USD	07/28/16	(688,445)
Silver	51	COMEX	4,452,157 USD	09/28/16	(296,708)
Soybean Oil	979	CBOT	19,406,749 USD	08/12/16	886,027
Sugar 11	155	ICE	3,291,695 USD	09/30/16	(237,593)
Swiss Franc Currency	121	CME	15,801,810 USD	09/19/16	277,510
Swiss Market Index	564	Eurex	43,334,288 CHF	09/16/16	(1,713,172)
TOPIX Index	407	OSE	5,380,852,931 JPY	09/08/16	3,018,137
U.S. Treasury 10-Year Note	512	CBOT	66,990,840 USD	09/21/16	(1,097,160)
U.S. Treasury 5-Year Note	12	CBOT	1,438,952 USD	09/30/16	(27,016)
U.S. Treasury Long Bond	108	CBOT	17,936,136 USD	09/21/16	(676,989)
Wheat	127	CBOT	3,267,649 USD	12/14/16	311,724
Wheat	518	CBOT	13,488,093 USD	09/14/16	1,949,643
WTI Crude	32	NYMEX	1,590,271 USD	08/22/16	21,951
WTI Crude	81	NYMEX	4,087,248 USD	07/20/16	172,517
Zinc	63	LME	2,977,270 USD	08/15/16	(337,318)
Zinc	8	LME	373,968 USD	07/18/16	(46,433)
Zinc	78	LME	3,983,972 USD	09/19/16	(123,216)

					$(15,749,697)

Total Futures Contracts Outstanding					$8,228,917

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,419,803	USD	1,050,520	Morgan Stanley & Co. LLC	09/16/16	$5,583
AUD	1,085,000	USD	807,688	JPMorgan Chase Bank, N.A.	07/29/16	773
AUD	44,361	USD	33,596	Morgan Stanley & Co. LLC	09/16/16	(599)
AUD	218,633	USD	160,133	Morgan Stanley & Co. LLC	09/16/16	2,495
AUD	43,304	USD	32,107	Morgan Stanley & Co. LLC	09/16/16	104
AUD	403,469	USD	299,105	Morgan Stanley & Co. LLC	09/16/16	1,010
BRL	6,158,250	USD	1,700,000	State Street Bank and Trust Company	07/05/16	217,084
BRL	20,414,087	USD	5,576,401	State Street Bank and Trust Company	09/02/16	666,094
BRL	23,080,000	USD	6,239,524	State Street Bank and Trust Company	09/02/16	818,189
BRL	24,959,000	USD	6,973,736	State Street Bank and Trust Company	09/02/16	658,563
BRL	6,000,000	USD	1,774,413	State Street Bank and Trust Company	08/02/16	77,575
CAD	161,874	USD	127,222	Morgan Stanley & Co. LLC	09/21/16	(1,905)
CAD	13,890,000	USD	10,913,162	State Street Bank and Trust Company	09/21/16	(160,264)
CAD	16,227,000	USD	12,642,478	State Street Bank and Trust Company	09/21/16	(80,400)
CHF	11,225,388	USD	11,776,746	Morgan Stanley & Co. LLC	09/16/16	(233,345)
CHF	8,689,000	USD	9,062,842	State Street Bank and Trust Company	09/21/16	(125,023)
CHF	2,583,746	USD	2,697,416	Morgan Stanley & Co. LLC	09/16/16	(40,473)
CHF	2,598,132	USD	2,719,651	Morgan Stanley & Co. LLC	09/16/16	(47,914)
CHF	1,743,227	USD	1,828,954	Morgan Stanley & Co. LLC	09/16/16	(36,341)
CHF	61,283	USD	64,302	Morgan Stanley & Co. LLC	09/16/16	(1,283)
CHF	293,714	USD	301,367	Morgan Stanley & Co. LLC	09/16/16	668
CHF	2,700,000	USD	2,773,156	Morgan Stanley & Co. LLC	09/21/16	4,262
CNH	35,375,823	USD	5,289,052	Morgan Stanley & Co. LLC	08/22/16	10,095
DKK	22,627,822	USD	3,484,697	Morgan Stanley & Co. LLC	09/16/16	(99,386)
EUR	2,079,982	USD	2,346,341	Morgan Stanley & Co. LLC	09/21/16	(31,628)
EUR	418,404	USD	470,976	State Street Bank and Trust Company	09/19/16	(5,393)
EUR	1,097,082	USD	1,238,725	Morgan Stanley & Co. LLC	09/21/16	(17,835)
EUR	2,193,138	USD	2,492,971	Morgan Stanley & Co. LLC	09/21/16	(52,332)
EUR	47,000	USD	53,236	Morgan Stanley & Co. LLC	09/21/16	(932)
EUR	1,935,000	USD	2,200,772	JPMorgan Chase Bank, N.A.	07/29/16	(51,580)
EUR	461,212	USD	517,405	Morgan Stanley & Co. LLC	09/16/16	(4,230)
EUR	138,448	USD	152,938	Morgan Stanley & Co. LLC	09/16/16	1,109
EUR	4,950,000	USD	5,485,145	Morgan Stanley & Co. LLC	09/21/16	23,474
GBP	1,265,000	USD	1,791,886	Morgan Stanley & Co. LLC	09/16/16	(106,710)
GBP	34,000	USD	48,128	State Street Bank and Trust Company	09/21/16	(2,832)
GBP	1,516,788	USD	2,140,870	Bank of America, N.A.	07/18/16	(121,492)
GBP	6,102,453	USD	8,790,035	Morgan Stanley & Co. LLC	07/18/16	(665,522)
GBP	1,588	USD	2,352	Morgan Stanley & Co. LLC	09/16/16	(237)
GBP	1,684,021	USD	2,501,218	Morgan Stanley & Co. LLC	07/18/16	(259,193)
GBP	1,447,077	USD	2,142,079	Morgan Stanley & Co. LLC	07/18/16	(215,510)
GBP	470,000	USD	696,300	JPMorgan Chase Bank, N.A.	07/29/16	(70,494)
GBP	409,096	USD	539,517	Morgan Stanley & Co. LLC	09/16/16	5,462
GBP	462,049	USD	615,971	Morgan Stanley & Co. LLC	09/16/16	(450)
GBP	762,713	USD	1,028,215	Morgan Stanley & Co. LLC	09/16/16	(12,163)
GBP	947,339	USD	1,253,228	Morgan Stanley & Co. LLC	09/16/16	8,774
HKD	3,440,000	USD	443,752	Morgan Stanley & Co. LLC	09/21/16	91
HUF	7,873,689,000	USD	28,699,431	State Street Bank and Trust Company	09/21/16	(1,030,524)
HUF	1,100,195,000	USD	3,946,510	State Street Bank and Trust Company	09/21/16	(80,318)
IDR	19,516,685,925	USD	1,483,683	State Street Bank and Trust Company	07/11/16	(2,461)
IDR	23,609,600,000	USD	1,700,000	State Street Bank and Trust Company	09/19/16	63,855
JPY	2,083,552,836	USD	19,639,114	State Street Bank and Trust Company	09/21/16	590,623
JPY	424,198,390	USD	3,996,567	State Street Bank and Trust Company	09/20/16	122,044
JPY	85,000,000	USD	798,354	Morgan Stanley & Co. LLC	09/21/16	26,963
JPY	180,000,000	USD	1,701,548	Morgan Stanley & Co. LLC	09/21/16	46,182
JPY	252,297,000	USD	2,391,883	State Street Bank and Trust Company	09/21/16	57,732
JPY	220,000,000	USD	2,111,872	Morgan Stanley & Co. LLC	09/21/16	24,244
JPY	45,000,000	USD	431,816	Morgan Stanley & Co. LLC	09/21/16	5,116
JPY	100,000,000	USD	958,378	Morgan Stanley & Co. LLC	09/21/16	12,584
JPY	85,000,000	USD	834,241	Morgan Stanley & Co. LLC	09/21/16	(8,924)
JPY	296,974,000	USD	2,905,525	JPMorgan Chase Bank, N.A.	07/29/16	(27,506)
JPY	45,000,000	USD	439,518	Morgan Stanley & Co. LLC	09/21/16	(2,585)
JPY	615,000,000	USD	6,003,925	Morgan Stanley & Co. LLC	09/21/16	(32,511)
KRW	10,574,057,000	USD	8,965,624	State Street Bank and Trust Company	09/21/16	198,966
MXN	211,925,211	USD	11,526,633	State Street Bank and Trust Company	09/21/16	(24,258)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	23,146,000	USD	1,206,384	State Street Bank and Trust Company	09/21/16	$49,880
MXN	69,682,314	USD	3,786,465	Morgan Stanley & Co. LLC	09/21/16	(3,496)
MXN	73,046,977	USD	3,789,726	Morgan Stanley & Co. LLC	09/21/16	175,906
NOK	6,062,850	USD	750,000	State Street Bank and Trust Company	09/19/16	(25,585)
NOK	72,171,000	USD	8,842,643	State Street Bank and Trust Company	09/21/16	(220,089)
NZD	9,597,000	USD	6,718,457	State Street Bank and Trust Company	09/21/16	106,954
RUB	67,100,000	USD	1,000,000	State Street Bank and Trust Company	09/19/16	29,064
RUB	338,823,096	USD	5,164,703	State Street Bank and Trust Company	09/21/16	26,410
RUB	57,099,000	USD	842,417	State Street Bank and Trust Company	09/21/16	32,398
RUB	23,695,000	USD	350,000	State Street Bank and Trust Company	09/19/16	13,393
RUB	236,761,837	USD	3,616,893	Morgan Stanley & Co. LLC	09/21/16	10,746
RUB	240,240,327	USD	3,617,124	Morgan Stanley & Co. LLC	09/21/16	63,813
SEK	15,779,910	EUR	1,700,000	State Street Bank and Trust Company	09/19/16	(20,212)
SGD	220,000	USD	163,727	JPMorgan Chase Bank, N.A.	07/29/16	(424)
TRY	41,108,750	USD	13,867,477	State Street Bank and Trust Company	09/21/16	159,139
TRY	2,544,000	USD	847,294	State Street Bank and Trust Company	09/21/16	20,738
TRY	12,285,830	USD	4,135,947	Bank of America, N.A.	09/21/16	57,849
TWD	57,000,000	USD	1,777,362	State Street Bank and Trust Company	07/14/16	(9,952)
ZAR	126,623,358	USD	8,362,504	State Street Bank and Trust Company	09/21/16	100,602
ZAR	8,111,000	USD	518,333	State Street Bank and Trust Company	09/21/16	23,780
USD	49,488,206	AUD	66,782,999	State Street Bank and Trust Company	09/21/16	(178,760)
USD	387,265	AUD	528,100	Morgan Stanley & Co. LLC	09/16/16	(5,556)
USD	6,915,553	AUD	9,427,000	State Street Bank and Trust Company	09/21/16	(95,370)
USD	197,431	AUD	268,275	Morgan Stanley & Co. LLC	09/16/16	(2,122)
USD	14,232	AUD	19,012	Morgan Stanley & Co. LLC	09/16/16	90
USD	179,070	AUD	240,814	Morgan Stanley & Co. LLC	09/16/16	(57)
USD	67,444	AUD	91,889	Morgan Stanley & Co. LLC	09/16/16	(907)
USD	1,835,544	BRL	6,158,250	State Street Bank and Trust Company	07/05/16	(81,540)
USD	800,000	BRL	2,941,440	State Street Bank and Trust Company	09/02/16	(99,473)
USD	827,398	CAD	1,056,000	State Street Bank and Trust Company	09/08/16	9,902
USD	104,239	CAD	132,494	State Street Bank and Trust Company	09/08/16	1,670
USD	7,239,754	CHF	6,906,219	State Street Bank and Trust Company	09/19/16	136,363
USD	18,982,439	CHF	18,209,854	Morgan Stanley & Co. LLC	09/21/16	250,447
USD	46,694,746	CHF	44,653,018	State Street Bank and Trust Company	09/21/16	763,037
USD	4,094,955	CHF	3,925,314	Morgan Stanley & Co. LLC	09/16/16	58,438
USD	1,186,866	CHF	1,139,648	Morgan Stanley & Co. LLC	09/16/16	14,932
USD	856,008	CHF	817,686	Morgan Stanley & Co. LLC	09/16/16	15,157
USD	205,988	CHF	200,196	Morgan Stanley & Co. LLC	09/16/16	120
USD	1,229,996	CHF	1,199,900	Morgan Stanley & Co. LLC	09/16/16	(3,896)
USD	1,439,158	CHF	1,406,491	Morgan Stanley & Co. LLC	09/16/16	(7,179)
USD	532,449	CHF	520,000	State Street Bank and Trust Company	09/19/16	(2,397)
USD	10,242	CHF	10,008	Morgan Stanley & Co. LLC	09/16/16	(49)
USD	4,207,427	CNH	27,790,053	Morgan Stanley & Co. LLC	08/22/16	44,596
USD	2,770,557	CNH	18,415,337	Morgan Stanley & Co. LLC	08/22/16	12,018
USD	7,392,317	CNH	50,282,543	Morgan Stanley & Co. LLC	08/22/16	(139,792)
USD	5,318,892	CNH	35,209,159	Morgan Stanley & Co. LLC	09/21/16	49,343
USD	10,476,133	CNY	69,000,000	State Street Bank and Trust Company	11/14/16	133,288
USD	19,250,191	CZK	456,460,525	State Street Bank and Trust Company	09/21/16	490,205
USD	15,608,132	CZK	374,283,000	State Street Bank and Trust Company	09/21/16	225,545
USD	174,582	DKK	1,153,866	Morgan Stanley & Co. LLC	09/16/16	1,954
USD	2,094,882	DKK	13,808,358	Morgan Stanley & Co. LLC	09/16/16	29,037
USD	1,158,103	DKK	7,665,598	Morgan Stanley & Co. LLC	09/16/16	11,265
USD	27,606,500	EUR	24,125,904	State Street Bank and Trust Company	09/19/16	760,131
USD	57,702	EUR	50,449	Morgan Stanley & Co. LLC	09/16/16	1,569
USD	21,593,712	EUR	18,997,011	Morgan Stanley & Co. LLC	09/21/16	452,847
USD	2,057,717	EUR	1,810,000	Morgan Stanley & Co. LLC	09/21/16	43,454
USD	4,890,181	EUR	4,289,444	State Street Bank and Trust Company	09/21/16	116,492
USD	19,148,502	EUR	16,909,128	Morgan Stanley & Co. LLC	09/21/16	331,142
USD	43,339,336	EUR	38,266,175	Morgan Stanley & Co. LLC	09/21/16	754,740
USD	951,950	EUR	840,555	Morgan Stanley & Co. LLC	09/21/16	16,537
USD	4,181,272	EUR	3,691,988	Morgan Stanley & Co. LLC	09/21/16	72,635
USD	164,830	EUR	146,548	Morgan Stanley & Co. LLC	09/16/16	1,771

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,250,718	EUR	10,873,000	State Street Bank and Trust Company	09/21/16	$150,241
USD	508,949	EUR	455,000	Morgan Stanley & Co. LLC	09/21/16	2,602
USD	1,215,481	EUR	1,075,000	Morgan Stanley & Co. LLC	09/21/16	19,165
USD	1,290,926	EUR	1,135,000	Morgan Stanley & Co. LLC	09/21/16	27,839
USD	1,607,610	EUR	1,420,000	Morgan Stanley & Co. LLC	09/21/16	27,360
USD	307,985	EUR	271,645	Morgan Stanley & Co. LLC	09/16/16	5,735
USD	920,861	EUR	814,000	Morgan Stanley & Co. LLC	09/21/16	14,999
USD	142,950	EUR	125,552	Morgan Stanley & Co. LLC	09/16/16	3,252
USD	3,187,100	EUR	2,800,000	State Street Bank and Trust Company	09/27/16	70,237
USD	230,884	EUR	207,921	Morgan Stanley & Co. LLC	09/21/16	(501)
USD	7,953,713	EUR	7,155,000	JPMorgan Chase Bank, N.A.	07/29/16	6,698
USD	287,737	EUR	260,476	Morgan Stanley & Co. LLC	09/16/16	(2,086)
USD	449,159	EUR	405,464	Morgan Stanley & Co. LLC	09/16/16	(1,986)
USD	94,134,865	EUR	85,000,000	State Street Bank and Trust Company	07/29/16	(276,162)
USD	1,527,176	EUR	1,373,296	Morgan Stanley & Co. LLC	09/21/16	(1,099)
USD	100,581	EUR	90,880	Morgan Stanley & Co. LLC	09/16/16	(538)
USD	556,100	GBP	382,830	Morgan Stanley & Co. LLC	09/16/16	46,111
USD	13,310,615	GBP	9,195,144	Morgan Stanley & Co. LLC	09/21/16	1,061,194
USD	11,220,805	GBP	7,760,000	State Street Bank and Trust Company	09/21/16	882,640
USD	30,714,384	GBP	21,221,000	State Street Bank and Trust Company	09/19/16	2,445,207
USD	13,381,211	GBP	9,465,952	Bank of America, N.A.	07/18/16	778,698
USD	1,839,802	GBP	1,284,388	Bank of America, N.A.	07/18/16	129,830
USD	366,293	GBP	249,800	Morgan Stanley & Co. LLC	09/16/16	33,521
USD	145,859	GBP	98,472	Morgan Stanley & Co. LLC	09/16/16	14,679
USD	499,121	GBP	363,091	Morgan Stanley & Co. LLC	09/16/16	15,427
USD	5,293,155	GBP	3,835,000	JPMorgan Chase Bank, N.A.	07/29/16	186,840
USD	651,377	GBP	493,915	Morgan Stanley & Co. LLC	09/16/16	(6,595)
USD	865,374	GBP	649,130	Morgan Stanley & Co. LLC	09/16/16	633
USD	4,683,833	GBP	3,500,000	State Street Bank and Trust Company	07/29/16	23,527
USD	2,130,253	GBP	1,580,186	Morgan Stanley & Co. LLC	09/16/16	25,200
USD	2,114,555	GBP	1,598,432	Morgan Stanley & Co. LLC	09/16/16	(14,804)
USD	28,195,947	HKD	218,606,000	Morgan Stanley & Co. LLC	09/21/16	(9,550)
USD	451,389	HKD	3,500,000	Morgan Stanley & Co. LLC	09/21/16	(197)
USD	451,410	HKD	3,500,000	Morgan Stanley & Co. LLC	09/21/16	(176)
USD	245,032	HKD	1,900,000	Morgan Stanley & Co. LLC	09/21/16	(114)
USD	1,148,091	HKD	8,900,000	State Street Bank and Trust Company	09/19/16	(205)
USD	28,332,600	ILS	108,641,353	State Street Bank and Trust Company	09/21/16	131,886
USD	24,542,557	ILS	94,695,000	State Street Bank and Trust Company	09/21/16	(38,015)
USD	892,354	JPY	95,000,000	Morgan Stanley & Co. LLC	09/21/16	(30,059)
USD	83,674,030	JPY	8,897,896,311	Morgan Stanley & Co. LLC	09/21/16	(2,721,120)
USD	5,587,906	JPY	591,167,058	Morgan Stanley & Co. LLC	09/21/16	(152,098)
USD	1,230,094	JPY	130,000,000	Morgan Stanley & Co. LLC	09/21/16	(32,156)
USD	28,359,944	JPY	3,000,000,000	State Street Bank and Trust Company	09/20/16	(767,540)
USD	644,635	JPY	68,000,000	Morgan Stanley & Co. LLC	09/21/16	(15,619)
USD	1,395,143	JPY	145,000,000	Morgan Stanley & Co. LLC	09/21/16	(12,751)
USD	7,876,693	JPY	820,522,967	Morgan Stanley & Co. LLC	09/21/16	(90,269)
USD	377,011	JPY	38,440,000	State Street Bank and Trust Company	09/20/16	3,790
USD	2,270,618	JPY	230,000,000	Morgan Stanley & Co. LLC	09/21/16	37,407
USD	9,132,769	KRW	10,574,057,000	State Street Bank and Trust Company	09/21/16	(31,821)
USD	8,062,272	KRW	9,407,865,232	Morgan Stanley & Co. LLC	09/21/16	(97,122)
USD	16,568,429	MXN	304,583,223	State Street Bank and Trust Company	09/19/16	29,540
USD	8,648,516	NOK	72,171,000	State Street Bank and Trust Company	09/21/16	25,962
USD	18,846,777	NZD	26,582,196	State Street Bank and Trust Company	09/21/16	(58,548)
USD	11,657,147	PLN	44,493,000	State Street Bank and Trust Company	09/21/16	399,597
USD	12,504,776	PLN	49,420,000	State Street Bank and Trust Company	09/21/16	603
USD	10,746,941	SAR	41,268,255	Morgan Stanley & Co. LLC	01/19/17	(206,131)
USD	1,275,316	SEK	10,300,000	State Street Bank and Trust Company	09/19/16	53,746
USD	1,016,194	SEK	8,245,398	State Street Bank and Trust Company	09/21/16	38,336
USD	617,965	SEK	5,105,000	State Street Bank and Trust Company	09/21/16	12,541
USD	372,323	SEK	3,150,000	State Street Bank and Trust Company	09/19/16	(1,264)
USD	592,285	SGD	800,000	State Street Bank and Trust Company	09/19/16	(1,291)
USD	800,000	THB	28,176,000	State Street Bank and Trust Company	09/13/16	(897)
USD	3,611,155	TRY	10,819,020	Bank of America, N.A.	09/21/16	(81,942)
USD	7,745,969	TRY	23,477,259	Bank of America, N.A.	09/21/16	(268,046)
USD	1,775,701	TWD	57,000,000	State Street Bank and Trust Company	07/14/16	8,291

Total Forward Foreign Currency Exchange Contracts Outstanding						$6,560,334

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at June 30, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	06/20/21	Credit Suisse Securities (USA) LLC	12,157,000 USD	$997,445	$1,142,530	$(145,085)
Republic of Turkey	(1.00)%	12/20/20	Credit Suisse Securities (USA) LLC	9,719,000 USD	493,220	660,064	(166,844)
Republic of Turkey	(1.00)%	06/20/21	Credit Suisse Securities (USA) LLC	9,818,000 USD	638,887	750,621	(111,734)
Republic of Turkey	(1.00)%	09/20/20	Credit Suisse Securities (USA) LLC	4,178,000 USD	184,312	333,472	(149,160)

Total Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection)					$2,313,864	$2,886,687	$(572,823)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at June 30, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.00%	06/20/21	Credit Suisse Securities (USA) LLC	22,274,000 USD	$(2,125,920)	$(2,535,498)	$409,578
Russian Federation	1.00%	09/20/20	Credit Suisse Securities (USA) LLC	6,551,141 USD	(266,356)	(750,762)	484,406
Russian Federation	1.00%	06/20/21	Credit Suisse Securities (USA) LLC	6,915,000 USD	(419,906)	(506,582)	86,676

Total Centrally Cleared Credit Default Swap on Single-Name Issues (Sell Protection)					$(2,812,182)	$(3,792,842)	$980,660

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.25	(5.00)%	12/20/20	Credit Suisse Securities (USA) LLC	13,002,165 USD	$(538,537)	$304,912	$(843,449)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)					$(538,537)	$304,912	$(843,449)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.25	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	28,462,500 USD	$1,178,888	$266,172	$912,716
CDX.NA.HY.26	5.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	38,000,000 USD	1,220,294	861,900	358,394
CDX.NA.IG.25	1.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	62,250,000 USD	492,460	273,200	219,260
CDX.NA.IG.26	1.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,225,000 USD	68,139	69,557	(1,418)
iTraxx Europe Crossover Series 24 Version 1	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,125,000 EUR	1,224,459	1,806,041	(581,582)
iTraxx Europe Crossover Series 25 Version 1	5.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,000,000 EUR	1,010,529	1,092,907	(82,378)
iTraxx Europe Series 24 Version 1	1.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	21,250,000 EUR	173,541	147,212	26,329
iTraxx Europe Series 25 Version 1	1.00%	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,125,000 EUR	17,689	34,751	(17,062)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)					$5,385,999	$4,551,740	$834,259

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.6	(0.50)%	05/25/63	JPMorgan Chase Bank, N.A.	178,967,729 USD	$2,823,076	$3,446,854	$(623,778)
CMBX.NA.AAA.8	(0.50)%	10/25/57	JPMorgan Chase Bank, N.A.	231,910,492 USD	8,658,237	10,271,740	(1,613,503)
CMBX.NA.AAA.8	(0.50)%	10/25/57	Credit Suisse International	29,872,422 USD	1,115,269	1,310,295	(195,026)
CMBX.NA.AAA.8	(0.50)%	10/25/57	Deutsche Bank AG	4,635,362 USD	173,058	238,899	(65,841)
CMBX.NA.AAA.8	(0.50)%	10/25/57	Morgan Stanley Capital Services LLC	13,032,023 USD	486,543	620,020	(133,477)
CMBX.NA.BBB-.7	(3.00)%	01/25/47	JPMorgan Chase Bank, N.A.	7,433,840 USD	755,398	828,922	(73,524)
CMBX.NA.BBB-.7	(3.00)%	01/25/47	Credit Suisse International	5,129,651 USD	521,255	567,957	(46,702)
CMBX.NA.BBB-.7	(3.00)%	01/25/47	Deutsche Bank AG	4,813,338 USD	489,113	471,561	17,552
CMBX.NA.BBB-.8	(3.00)%	10/25/57	Credit Suisse International	2,249,484 USD	443,668	391,735	51,933
CMBX.NA.BBB-.8	(3.00)%	10/25/57	Morgan Stanley Capital Services LLC	6,083,266 USD	1,199,808	1,176,398	23,410
CMBX.NA.BBB-.8	(3.00)%	10/25/57	JPMorgan Chase Bank, N.A.	8,700,050 USD	1,715,919	1,828,990	(113,071)
CMBX.NA.BBB.7	(3.00)%	01/25/47	Morgan Stanley Capital Services LLC	5,380,146 USD	546,709	610,538	(63,829)
CMBX.NA.BBB.7	(3.00)%	01/25/47	Morgan Stanley Capital Services LLC	6,083,266 USD	618,158	552,870	65,288

Total OTC Credit Default Swaps on Index (Buy Protection)					$19,546,211	$22,316,779	$(2,770,568)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	10/25/57	Morgan Stanley Capital Services LLC	2,800,000 USD	$(303,333)	$(188,750)	$(114,583)
CMBX.NA.A.8	2.00%	10/25/57	Credit Suisse International	6,248,000 USD	(676,867)	(844,810)	167,943
CMBX.NA.AA.6	1.50%	05/25/63	Credit Suisse International	2,845,549 USD	(87,731)	(176,908)	89,177
CMBX.NA.AA.7	1.50%	01/25/47	Credit Suisse International	7,635,867 USD	(318,598)	(642,904)	324,306
CMBX.NA.AAA.8	0.50%	10/25/57	Credit Suisse International	13,700,000 USD	(511,481)	(738,194)	226,713
CMBX.NA.AAA.9	0.50%	09/25/58	Morgan Stanley Capital Services LLC	10,500,000 USD	(536,925)	(699,173)	162,248
CMBX.NA.AJ.3	1.47%	12/25/49	Morgan Stanley Capital Services LLC	4,765,230 USD	(1,422,103)	(1,489,329)	67,226
CMBX.NA.AJ.3	1.47%	12/25/49	Morgan Stanley Capital Services LLC	953,046 USD	(284,420)	(296,675)	12,255
CMBX.NA.AJ.4	0.96%	02/25/51	Morgan Stanley Capital Services LLC	4,167,251 USD	(1,153,703)	(1,200,880)	47,177
CMBX.NA.BBB-.8	3.00%	10/25/57	Credit Suisse International	8,455,000 USD	(1,667,588)	(951,015)	(716,573)
CMBX.NA.BBB.7	3.00%	01/25/47	Credit Suisse International	7,500,000 USD	(762,121)	(798,729)	36,608

Total OTC Credit Default Swaps on Index (Sell Protection)					$(7,724,870)	$(8,027,367)	$302,497

OTC Total Return Swaps Outstanding at June 30, 2016

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
A2A SpA	06/26/17	Credit Suisse Securities (Europe) Limited	46,306 EUR	$219
Acacia Mining PLC	12/19/16	Credit Suisse Securities (Europe) Limited	29,758 GBP	1,539
Actelion Ltd. REG	12/27/16	Credit Suisse Securities (Europe) Limited	106,825 CHF	5,086
Adecco SA REG	12/27/16	Credit Suisse Securities (Europe) Limited	5,391,403 CHF	(653,178)
Adidas AG	12/19/16	Credit Suisse Securities (Europe) Limited	196,776 EUR	17,829
Advance Auto Parts, Inc.	05/24/17	Morgan Stanley Capital Services LLC	8,368,003 USD	435,175
Aena SA	12/20/16	Credit Suisse Securities (Europe) Limited	107,234 EUR	1,858
AerCap Holdings NV	05/15/17	Morgan Stanley Capital Services LLC	152,146 USD	218,999
Airbus Group SE	12/20/17	Credit Suisse Securities (Europe) Limited	5,234,105 EUR	(101,739)
Allergan PLC	05/24/17	Morgan Stanley Capital Services LLC	13,047,718 USD	(439,216)
Alphabet, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	8,795,798 USD	(344,293)
Alphabet, Inc.	05/24/17	Morgan Stanley Capital Services LLC	15,625,667 USD	(611,633)
Alten SA	12/19/16	Credit Suisse Securities (Europe) Limited	101,599 EUR	(91)
Amadeus IT Holding SA	12/20/16	Credit Suisse Securities (Europe) Limited	7,218,481 EUR	41,002
Amazon.com, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	14,260,915 USD	27,154
Amazon.com, Inc.	05/24/17	Morgan Stanley Capital Services LLC	14,611,617 USD	27,822
American International Group	05/15/17	Morgan Stanley Capital Services LLC	111,498 USD	349,702
American Tower Corp.	05/15/17	Morgan Stanley Capital Services LLC	14,449 USD	43,630
Assured Guaranty Ltd.	05/15/17	Morgan Stanley Capital Services LLC	197,325 USD	306,367
Atlantia SpA	06/26/17	Credit Suisse Securities (Europe) Limited	7,795,036 EUR	70,171

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Atos	12/19/16	Credit Suisse Securities (Europe) Limited	23,148,236 EUR	$(1,146,150)
Aurelius SE & Co. KgaA	12/19/16	Credit Suisse Securities (Europe) Limited	136,629 EUR	(2,053)
AXA SA	12/19/16	Credit Suisse Securities (Europe) Limited	4,421,565 EUR	141,263
Bakkafrost	11/13/17	Credit Suisse Securities (Europe) Limited	1,563,700 NOK	(1,971)
Bank of America Corp.	05/15/17	Morgan Stanley Capital Services LLC	173,603 USD	111,679
Bank of the Ozarks	05/15/17	Morgan Stanley Capital Services LLC	127,512 USD	203,331
BankUnited, Inc.	05/15/17	Morgan Stanley Capital Services LLC	61,884 USD	97,040
Banque Cantonale Vaudois REG	12/27/16	Credit Suisse Securities (Europe) Limited	109,847 CHF	435
Bayer AG	12/19/16	Credit Suisse Securities (Europe) Limited	6,271,398 EUR	150,095
Beazer Homes USA, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,766,887 USD	134,971
Beazer Homes USA, Inc.	05/24/17	Morgan Stanley Capital Services LLC	33,768 USD	2,579
Beazly PLC	12/19/16	Credit Suisse Securities (Europe) Limited	29,301 GBP	1,139
Bechtle AG	12/19/16	Credit Suisse Securities (Europe) Limited	128,362 EUR	(679)
Bekaert NV	07/19/16	Credit Suisse Securities (Europe) Limited	123,197 EUR	1,049
Berendsen PLC	12/19/16	Credit Suisse Securities (Europe) Limited	29,706 GBP	909
Biomerieux	12/19/16	Credit Suisse Securities (Europe) Limited	46,109 EUR	1,562
BNP Parbias SA	12/19/16	Credit Suisse Securities (Europe) Limited	8,561,470 EUR	(473,467)
Brembo SpA	06/26/17	Credit Suisse Securities (Europe) Limited	112,930 EUR	(305)
British American Tobacco PLC	12/19/16	Credit Suisse Securities (Europe) Limited	79,149 GBP	11,586
BT Group PLC	12/11/17	Credit Suisse Securities (Europe) Limited	1,157,647 GBP	24,906
Bunzl PLC	12/19/16	Credit Suisse Securities (Europe) Limited	26,011 GBP	1,350
Buzzi Unicem SpA	06/26/17	Credit Suisse Securities (Europe) Limited	83,576 EUR	1,372
Cadence Design Systems, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,028,593 USD	(2,112)
Cadence Design Systems, Inc.	05/24/17	Morgan Stanley Capital Services LLC	6,218,454 USD	(12,769)
Cairn Energy PLC	12/19/16	Credit Suisse Securities (Europe) Limited	37,971 GBP	5,659
Canadian Imperial Bank of Commerce	05/15/17	Morgan Stanley Capital Services LLC	10,000 CAD	(26,829)
Capital One Financial Corp.	05/15/17	Morgan Stanley Capital Services LLC	53,294 USD	216,390
Cembra Money Bank AG	12/27/16	Credit Suisse Securities (Europe) Limited	131,795 CHF	5,730
Centamin PLC	12/19/16	Credit Suisse Securities (Europe) Limited	113,626 GBP	17,633
Cie Automotive SA	12/20/16	Credit Suisse Securities (Europe) Limited	52,563 EUR	(1,862)
Citigroup, Inc.	05/15/17	Morgan Stanley Capital Services LLC	86,892 USD	189,312
Cofinimmo	07/19/16	Credit Suisse Securities (Europe) Limited	81,594 EUR	167
Colruyt SA	07/19/16	Credit Suisse Securities (Europe) Limited	119,997 EUR	(5,420)
Compagnie de Saint Gobain	12/19/16	Credit Suisse Securities (Europe) Limited	5,758,663 EUR	(289,191)
Compass Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	34,116 GBP	679
CRH PLC	12/19/16	Credit Suisse Securities (Europe) Limited	62,991 GBP	5,821
CRH PLC	01/02/18	Credit Suisse Securities (Europe) Limited	1,389,036 GBP	99,671
Criteo SA ADR	08/25/16	Credit Suisse Securities (Europe) Limited	6,220,306 USD	132,818
Croda International PLC	12/19/16	Credit Suisse Securities (Europe) Limited	3,948,222 GBP	446,938
Dart Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	98,478 GBP	(11,980)
Dassault Aviation SA	12/19/16	Credit Suisse Securities (Europe) Limited	5,054,637 EUR	(244,626)
Davide Campari Milano SpA	06/26/17	Credit Suisse Securities (Europe) Limited	59,649 EUR	5,141
DCC PLC	12/19/16	Credit Suisse Securities (Europe) Limited	80,223 GBP	5,586
Delhaize Group	07/19/16	Credit Suisse Securities (Europe) Limited	7,386,917 EUR	439,485
Det Norske Oljeselskap ASA	11/13/17	Credit Suisse Securities (Europe) Limited	1,455,494 NOK	9,887
Deutsche Wohnen AG	12/19/16	Credit Suisse Securities (Europe) Limited	110,221 EUR	4,240
DFDS A/S	12/08/17	Credit Suisse Securities (Europe) Limited	1,613,978 DKK	(200)
Diasorin SpA	06/26/17	Credit Suisse Securities (Europe) Limited	122,839 EUR	3,025
DMG Mori Seiki AG	12/19/16	Credit Suisse Securities (Europe) Limited	122,232 EUR	1,394
Dollar General Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	16,778,973 USD	652,763
Dollar General Corp.	05/24/17	Morgan Stanley Capital Services LLC	5,883,643 USD	228,895
Dorma Kaba Holding AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	50,255 CHF	29
DSV A/S	12/08/17	Credit Suisse Securities (Europe) Limited	450,305 DKK	874
Ebro Foods SA	12/20/16	Credit Suisse Securities (Europe) Limited	110,745 EUR	2,987
Eiffage	12/19/16	Credit Suisse Securities (Europe) Limited	91,874 EUR	2,505
Elisa Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	84,939 EUR	2,170
Enel SpA	06/26/17	Credit Suisse Securities (Europe) Limited	3,155,022 EUR	62,683
Energy Transfer Equity LP	05/24/17	Morgan Stanley Capital Services LLC	3,194,479 USD	434,348
ENI SpA Italia	06/26/17	Credit Suisse Securities (Europe) Limited	3,080,047 EUR	294,001
Envestment, Inc.	05/15/17	Morgan Stanley Capital Services LLC	50,829 USD	52,598
Erste Bank	12/27/17	Credit Suisse Securities (Europe) Limited	2,638,742 EUR	(225,645)
Evercore Partners, Inc.	05/15/17	Morgan Stanley Capital Services LLC	34,019 USD	103,115

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Fabege AB	12/19/16	Credit Suisse Securities (Europe) Limited	341,421 SEK	$322
Fastighets aB Balder	12/19/16	Credit Suisse Securities (Europe) Limited	1,428,110 SEK	4,406
FCB Financial Holdings	05/15/17	Morgan Stanley Capital Services LLC	63,916 USD	61,941
Ferrovial SA	09/25/17	Credit Suisse Securities (Europe) Limited	8,300,432 EUR	(309,086)
Fevertree Drinks PLC	12/19/16	Credit Suisse Securities (Europe) Limited	120,081 GBP	9,946
Fingerprint Cards AB	12/19/16	Credit Suisse Securities (Europe) Limited	483,807 SEK	(1,171)
First Republic Bank	05/15/17	Morgan Stanley Capital Services LLC	42,297 USD	103,408
Fischer (Georg) REG	12/27/16	Credit Suisse Securities (Europe) Limited	52,564 CHF	279
Flughafen Zuerich AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	67,071 CHF	2,910
Forest City Realty Trust	05/15/17	Morgan Stanley Capital Services LLC	165,146 USD	72,763
Fresenius Medical Care AG & Co. KgaA	12/19/16	Credit Suisse Securities (Europe) Limited	10,491,537 EUR	882,895
Fresenius SE & Co. KgaA	12/19/16	Credit Suisse Securities (Europe) Limited	41,859 EUR	2,413
Fresenius SE & Co. KgaA	07/07/16	Morgan Stanley Capital Services LLC	3,104,754 EUR	52,564
Fresnillo PLC	12/19/16	Credit Suisse Securities (Europe) Limited	102,147 GBP	24,374
Galapagos NV	12/19/16	Credit Suisse Securities (Europe) Limited	42,757 EUR	2,109
Galp Energia SGPS SA	08/03/16	Credit Suisse Securities (Europe) Limited	30,756 EUR	1,312
Gas Natural SDG SA	12/20/16	Credit Suisse Securities (Europe) Limited	6,892,058 EUR	296,853
Geberit AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	38,974 CHF	35
Gecina SA	12/19/16	Credit Suisse Securities (Europe) Limited	43,163 EUR	(864)
Genmab A/S	12/08/17	Credit Suisse Securities (Europe) Limited	850,507 DKK	9,226
Gerresheimer AG	12/19/16	Credit Suisse Securities (Europe) Limited	41,096 EUR	1,173
Gjensidige Forsikring ASA	11/13/17	Credit Suisse Securities (Europe) Limited	336,019 NOK	172
GlaxoSmithKline PLC	06/25/18	Morgan Stanley Capital Services LLC	9,007,116 GBP	1,619,808
GVC Holding	12/19/16	Credit Suisse Securities (Europe) Limited	92,417 GBP	(76)
H Lundbeck A/S	12/08/17	Credit Suisse Securities (Europe) Limited	1,166,774 DKK	5,523
Halma PLC	12/19/16	Credit Suisse Securities (Europe) Limited	100,908 GBP	8,487
Hartford Financial Services Group	05/15/17	Morgan Stanley Capital Services LLC	53,742 USD	124,321
Hikma Pharmaceutcials PLC	12/19/16	Credit Suisse Securities (Europe) Limited	20,555 GBP	563
Hiscox Ltd.	12/19/16	Credit Suisse Securities (Europe) Limited	26,815 GBP	655
Hochtief AG	12/19/16	Credit Suisse Securities (Europe) Limited	149,022 EUR	5,905
Holmen AB	12/19/16	Credit Suisse Securities (Europe) Limited	337,233 SEK	1,022
Home Depot, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	11,306,341 USD	103,654
Home Depot, Inc.	05/24/17	Morgan Stanley Capital Services LLC	12,604,539 USD	115,556
HSBC Infrastructure Co.	12/19/16	Credit Suisse Securities (Europe) Limited	79,768 GBP	1,383
Hufvudstaden AB	12/19/16	Credit Suisse Securities (Europe) Limited	341,270 SEK	306
Huhtamaki Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	105,767 EUR	2,446
ICICI Bank Ltd. ADR	05/15/17	Morgan Stanley Capital Services LLC	479,581 USD	126,178
Imperial Tobacco Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	9,488,568 GBP	1,706,212
ING Groep NV	12/19/16	Credit Suisse Securities (Europe) Limited	9,723,759 EUR	(456,894)
Intercontinental Exchange, Inc.	05/15/17	Morgan Stanley Capital Services LLC	9,067 USD	75,024
InterContinental Hotels Group	12/19/16	Credit Suisse Securities (Europe) Limited	4,954,221 GBP	522,247
Intermediate Capital Group	12/19/16	Credit Suisse Securities (Europe) Limited	39,392 GBP	(9,009)
International Public Partner	12/19/16	Credit Suisse Securities (Europe) Limited	78,735 GBP	1,103
Intertek Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	81,590 GBP	10,688
Intesa San Paolo	06/26/17	Credit Suisse Securities (Europe) Limited	9,181,407 EUR	(1,264,677)
Intrum Justitia AB	12/19/16	Credit Suisse Securities (Europe) Limited	401,826 SEK	(955)
Invesco PLC	05/15/17	Morgan Stanley Capital Services LLC	89,548 USD	143,984
Ipsen	12/19/16	Credit Suisse Securities (Europe) Limited	35,826 EUR	964
Ipsos	12/19/16	Credit Suisse Securities (Europe) Limited	35,366 EUR	464
Iren SpA	06/26/17	Credit Suisse Securities (Europe) Limited	48,523 EUR	(4,048)
ISS A/S	12/08/17	Credit Suisse Securities (Europe) Limited	433,192 DKK	206
JD Sports Fashion PLC	12/19/16	Credit Suisse Securities (Europe) Limited	164,563 GBP	(8,666)
Jeronimo Martins	08/03/16	Credit Suisse Securities (Europe) Limited	72,051 EUR	4,693
Jungheinrich	12/19/16	Credit Suisse Securities (Europe) Limited	125,369 EUR	(3,169)
KBC Groep NV	07/19/16	Credit Suisse Securities (Europe) Limited	5,910,054 EUR	(622,416)
Kennedy Wilson Holdings, Inc.	05/15/17	Morgan Stanley Capital Services LLC	254,679 USD	331,745
Kloeckner & Co. SE	12/19/16	Credit Suisse Securities (Europe) Limited	114,243 EUR	(6,332)
Koninklijke DSM NV	12/19/16	Credit Suisse Securities (Europe) Limited	6,090,486 EUR	(58,000)
Koninklijke Philips NV	12/19/16	Credit Suisse Securities (Europe) Limited	4,815,816 EUR	44,516
KUKA AG	12/19/16	Credit Suisse Securities (Europe) Limited	66,387 EUR	313
LEG Immobiilien AG	12/19/16	Credit Suisse Securities (Europe) Limited	89,240 EUR	3,279
Legg Mason, Inc.	05/15/17	Morgan Stanley Capital Services LLC	74,171 USD	108,668

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Leroey Seafood Group ASA	11/13/17	Credit Suisse Securities (Europe) Limited	1,296,003 NOK	$(4,260)
Linde AG	12/19/16	Credit Suisse Securities (Europe) Limited	5,899,841 EUR	(38,941)
Lloyds Banking Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	9,469,015 GBP	(1,735,621)
Lonza Group AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	105,665 CHF	1,900
Lundbergs AB	12/19/16	Credit Suisse Securities (Europe) Limited	386,643 SEK	640
Marine Harvest	11/13/17	Credit Suisse Securities (Europe) Limited	1,351,400 NOK	(3,358)
Markit Ltd.	05/10/17	Deutsche Bank AG	44,555 USD	62,885
Mead Johnson Nutrition Co.	08/25/16	Credit Suisse Securities (Europe) Limited	8,054,556 USD	560,069
Mediclinic International PLC	12/19/16	Credit Suisse Securities (Europe) Limited	38,260 GBP	1,122
Melrose Industries PLC	12/19/16	Credit Suisse Securities (Europe) Limited	110,797 GBP	9,517
MGIC Investment Corp.	05/15/17	Morgan Stanley Capital Services LLC	307,398 USD	62,494
Micro Focus International	12/19/16	Credit Suisse Securities (Europe) Limited	50,956 GBP	2,940
Microsoft Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	7,795,566 USD	232,188
Microsoft Corp.	05/24/17	Morgan Stanley Capital Services LLC	12,254,349 USD	364,992
MSCI, Inc.	05/15/17	Morgan Stanley Capital Services LLC	17,504 USD	58,400
National Grid PLC	12/19/16	Credit Suisse Securities (Europe) Limited	34,138 GBP	1,784
Nemetschek SE	12/19/16	Credit Suisse Securities (Europe) Limited	156,751 EUR	(4,358)
Neste Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	41,534 EUR	760
Netent AB	12/19/16	Credit Suisse Securities (Europe) Limited	1,072,926 SEK	1,846
Nexity	12/19/16	Credit Suisse Securities (Europe) Limited	105,125 EUR	1,036
Nibe Industries AB	12/19/16	Credit Suisse Securities (Europe) Limited	788,962 SEK	(587)
Nokia Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	16,082,920 EUR	290,747
Nokian Renkaat Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	35,773 EUR	254
Nordea Bank AB	12/19/16	Credit Suisse Securities (Europe) Limited	36,165,743 SEK	(219,421)
Norwegian Air Shuttle AS	11/13/17	Credit Suisse Securities (Europe) Limited	435,002 NOK	(6,050)
OneMain Holdings, Inc.	05/15/17	Morgan Stanley Capital Services LLC	138,005 USD	144,850
Orange	12/19/16	Credit Suisse Securities (Europe) Limited	3,786,979 EUR	146,913
Orion Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	35,432 EUR	264
Orkla ASA	11/13/17	Credit Suisse Securities (Europe) Limited	650,577 NOK	1,832
Pandora A/S	12/08/17	Credit Suisse Securities (Europe) Limited	1,043,689 DKK	(2,125)
Partners Group Holding AG	12/27/16	Credit Suisse Securities (Europe) Limited	134,649 CHF	1,240
Patrizia Immobilien AG	12/19/16	Credit Suisse Securities (Europe) Limited	50,323 EUR	(2,872)
Pilgrim’s Pride Corp.	05/24/17	Morgan Stanley Capital Services LLC	137,973 USD	5,989
PNC Financial Services Group	05/15/17	Morgan Stanley Capital Services LLC	45,358 USD	116,348
Polymetal International	12/19/16	Credit Suisse Securities (Europe) Limited	110,177 GBP	18,996
Principal Financial Group	05/15/17	Morgan Stanley Capital Services LLC	28,502 USD	61,382
Prudential Financial, Inc.	05/15/17	Morgan Stanley Capital Services LLC	20,633 USD	59,000
Prudential PLC	12/19/16	Credit Suisse Securities (Europe) Limited	4,811,161 GBP	293,067
Prysmian SpA	06/26/17	Credit Suisse Securities (Europe) Limited	42,001 EUR	(1,560)
PSP Swiss Property AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	92,111 CHF	2,350
Publicis Groupe	12/19/16	Credit Suisse Securities (Europe) Limited	5,802,245 EUR	82,600
Pultegroup, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	12,220,921 USD	502,677
Pultegroup, Inc.	05/24/17	Morgan Stanley Capital Services LLC	7,557,638 USD	310,864
Puma SE	12/19/16	Credit Suisse Securities (Europe) Limited	559,016 EUR	(23,164)
Randgold Resources Ltd.	12/19/16	Credit Suisse Securities (Europe) Limited	33,135 GBP	2,464
Reckitt Benckiser Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	29,709 GBP	1,432
Recordati SpA	06/26/17	Credit Suisse Securities (Europe) Limited	124,952 EUR	2,581
Relx PLC	12/19/16	Credit Suisse Securities (Europe) Limited	25,618 GBP	920
Remy Cointreau	12/19/16	Credit Suisse Securities (Europe) Limited	35,897 EUR	1,688
Renault SA	12/19/16	Credit Suisse Securities (Europe) Limited	5,628,543 EUR	(479,446)
Rentokil Initial PLC	12/19/16	Credit Suisse Securities (Europe) Limited	104,117 GBP	7,945
RightMove PLC	12/19/16	Credit Suisse Securities (Europe) Limited	46,354 GBP	(4,355)
Roche Holding AG Genusschein	12/27/16	Credit Suisse Securities (Europe) Limited	7,666,109 CHF	498,813
Rockwool International A/S	12/08/17	Credit Suisse Securities (Europe) Limited	658,149 DKK	1,293
Royal Dutch Shell PLC	12/19/16	Credit Suisse Securities (Europe) Limited	9,144,784 GBP	2,403,691
RPC Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	126,256 GBP	(2,320)
RSA Insurance Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	6,219,009 GBP	843,795
S&P Global, Inc.	05/15/17	Morgan Stanley Capital Services LLC	17,580 USD	104,661
Salmar ASA	11/13/17	Credit Suisse Securities (Europe) Limited	2,419,892 NOK	(2,751)
Sanofi Aventis	12/19/16	Credit Suisse Securities (Europe) Limited	8,051,964 EUR	893,435
Sanofi Aventis	07/07/16	Morgan Stanley Capital Services LLC	8,846,607 EUR	787,299
Santander Consumer USA Holding	05/15/17	Morgan Stanley Capital Services LLC	170,698 USD	96,717

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

SAP SE	12/19/16	Credit Suisse Securities (Europe) Limited	4,340,251 EUR	$(37,007)
Sartorius AG Vorzug	12/19/16	Credit Suisse Securities (Europe) Limited	157,787 EUR	13,467
SEB SA	12/19/16	Credit Suisse Securities (Europe) Limited	121,597 EUR	1,137
Severn Trent PLC	12/19/16	Credit Suisse Securities (Europe) Limited	29,945 GBP	1,110
SGS SA REG	12/27/16	Credit Suisse Securities (Europe) Limited	104,465 CHF	4,720
Shire PLC	12/28/16	Credit Suisse Securities (Europe) Limited	7,230,989 GBP	1,511,794
Shire PLC	06/25/18	Morgan Stanley Capital Services LLC	13,777,172 GBP	1,728,830
SIKA AG BR	12/27/16	Credit Suisse Securities (Europe) Limited	124,658 CHF	1,739
SimCorp A/S	12/08/17	Credit Suisse Securities (Europe) Limited	700,764 DKK	876
Six Flags Entertainment Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	14,247,384 USD	207,026
Six Flags Entertainment Corp.	05/24/17	Morgan Stanley Capital Services LLC	8,710,400 USD	126,569
SMA Solar Technology AG	12/19/16	Credit Suisse Securities (Europe) Limited	120,390 EUR	(1,901)
Smith & Nephew PLC	12/19/16	Credit Suisse Securities (Europe) Limited	11,647,608 GBP	2,035,146
Societe Generale SA	12/19/16	Credit Suisse Securities (Europe) Limited	6,078,083 EUR	(671,716)
Software AG	12/19/16	Credit Suisse Securities (Europe) Limited	92,321 EUR	(2,151)
Sopra Steria Group	12/19/16	Credit Suisse Securities (Europe) Limited	75,437 EUR	(10,385)
SS&C Technologies Holdings	05/15/17	Morgan Stanley Capital Services LLC	124,813 USD	99,950
Stada Arzneimittel AG	12/19/16	Credit Suisse Securities (Europe) Limited	121,633 EUR	5,147
STM IM	06/26/17	Credit Suisse Securities (Europe) Limited	3,008,114 EUR	132,470
Straumann Holding AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	162,388 CHF	4,653
Suedzucker AG	12/19/16	Credit Suisse Securities (Europe) Limited	40,841 EUR	872
Svenska Cellulosa AB	12/19/16	Credit Suisse Securities (Europe) Limited	336,734 SEK	706
Swedbank AB	12/19/16	Credit Suisse Securities (Europe) Limited	33,386,238 SEK	89,578
Swedish Match AB	12/19/16	Credit Suisse Securities (Europe) Limited	444,932 SEK	134
Swiss Prime Site REG	12/27/16	Credit Suisse Securities (Europe) Limited	43,944 CHF	160
Synchrony Financial	05/15/17	Morgan Stanley Capital Services LLC	51,704 USD	71,424
Talanx AG	12/19/16	Credit Suisse Securities (Europe) Limited	41,197 EUR	(1,212)
Tate & Lyle PLC	12/19/16	Credit Suisse Securities (Europe) Limited	34,266 GBP	(104)
Teleperformance	12/19/16	Credit Suisse Securities (Europe) Limited	79,363 EUR	1,615
Temenos Group AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	129,710 CHF	(8,961)
Thales SA	12/19/16	Credit Suisse Securities (Europe) Limited	103,523 EUR	3,320
Tim Participacoes ADR	08/25/16	Credit Suisse Securities (Europe) Limited	6,183,807 USD	555,776
TripAdvisor, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,155,449 USD	(9,623)
TripAdvisor, Inc.	05/24/17	Morgan Stanley Capital Services LLC	21,232,377 USD	(176,827)
Tritax Big Box REIT PLC	12/19/16	Credit Suisse Securities (Europe) Limited	72,192 GBP	(2,715)
TUI AG DI	12/19/16	Credit Suisse Securities (Europe) Limited	6,068,834 EUR	(905,487)
Ubisoft Entertainment	12/19/16	Credit Suisse Securities (Europe) Limited	140,150 EUR	4,444
UBM PLC	12/19/16	Credit Suisse Securities (Europe) Limited	5,166,809 GBP	126,349
Unibet Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	284,673 SEK	(756)
Union Pacific Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	8,741,482 USD	(28,959)
Union Pacific Corp.	05/24/17	Morgan Stanley Capital Services LLC	16,678,296 USD	(55,251)
United Rentals, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	6,540,167 USD	(256,587)
United Rentals, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,762,809 USD	(186,857)
Valmet Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	35,646 EUR	1,115
Valora Holding AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	146,216 CHF	4,012
Visa, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	14,482,400 USD	(741,072)
Visa, Inc.	05/24/17	Morgan Stanley Capital Services LLC	8,968,600 USD	(458,928)
Vodafone Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	14,979,514 GBP	1,499,020
Vodafone Group PLC	12/28/16	Credit Suisse Securities (Europe) Limited	10,711,974 GBP	822,276
Vonovia SE	12/19/16	Credit Suisse Securities (Europe) Limited	30,480 EUR	84
Welss Fargo & Co.	05/15/17	Morgan Stanley Capital Services LLC	61,766 USD	85,379
William Demant Holding	12/08/17	Credit Suisse Securities (Europe) Limited	485,917 DKK	(772)
Wolters Kluwer	12/19/16	Credit Suisse Securities (Europe) Limited	46,920 EUR	5,097
XL Group PLC	05/15/17	Morgan Stanley Capital Services LLC	67,170 USD	106,263
Ypsomed Holdiong AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	185,083 CHF	9,603
Zodiac Aerospace	12/29/17	Credit Suisse Securities (Europe) Limited	327,129 EUR	18,568

Total Buys				$17,357,254

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Sells
ABB Ltd. REG	12/27/16	Credit Suisse Securities (Europe) Limited	8,135,004 CHF	$237,055
Admiral Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	937,478 GBP	(98,607)
Air Liquide SA	12/19/16	Credit Suisse Securities (Europe) Limited	3,348,517 EUR	(112,755)
Alibaba Group Holding	05/24/17	Morgan Stanley Capital Services LLC	8,868,496 USD	(128,972)
Allianz SE REG	12/19/16	Credit Suisse Securities (Europe) Limited	8,878,002 EUR	255,420
Altran Technologies SA	12/19/16	Credit Suisse Securities (Europe) Limited	463,621 EUR	6,787
America Movil ADR	09/01/16	Credit Suisse Securities (Europe) Limited	228,369 USD	(7,305)
Astrazeneca PLC	06/25/18	Morgan Stanley Capital Services LLC	8,539,354 GBP	(1,261,573)
AT&T, Inc.	08/25/16	Credit Suisse Securities (Europe) Limited	1,328,869 USD	(78,394)
AT&T, Inc.	05/24/17	Morgan Stanley Capital Services LLC	6,914,973 USD	(501,160)
Blackberry Ltd.	10/25/16	Credit Suisse Securities (Europe) Limited	4,544,243 USD	86,367
Blackberry Ltd.	05/24/17	Morgan Stanley Capital Services LLC	5,422,615 USD	103,061
British Land Co. PLC	01/02/18	Credit Suisse Securities (Europe) Limited	745,903 GBP	(11,786)
BT Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	1,022,256 GBP	(14,946)
Bureau Veritas SA	12/19/16	Credit Suisse Securities (Europe) Limited	3,159,524 EUR	—
Cap Gemini	12/19/16	Credit Suisse Securities (Europe) Limited	1,309,583 EUR	25,739
CNP Assurances	12/19/16	Credit Suisse Securities (Europe) Limited	1,941,898 EUR	21,630
CSL LTD	03/02/17	Morgan Stanley Capital Services LLC	10,867,044 AUD	(731,934)
Danone	12/19/16	Credit Suisse Securities (Europe) Limited	741,065 EUR	(39,557)
Deere & Co.	10/25/16	Credit Suisse Securities (Europe) Limited	12,963,805 USD	579,192
Deere & Co.	05/24/17	Morgan Stanley Capital Services LLC	10,776,464 USD	481,466
Deutsche Telekom AG REG	12/19/16	Credit Suisse Securities (Europe) Limited	1,708,904 EUR	(78,896)
Distribuidora Internacional	12/20/16	Credit Suisse Securities (Europe) Limited	2,179,391 EUR	(6,527)
Ericsson LM	12/19/16	Credit Suisse Securities (Europe) Limited	3,356,745 SEK	1,843
Financial Select Sector	05/15/17	Morgan Stanley Capital Services LLC	19,929 USD	(1,182,678)
Financial Select Sector	05/15/17	Morgan Stanley Capital Services LLC	1,041 USD	(8,558)
Financial Select Sector	05/15/17	Morgan Stanley Capital Services LLC	8,384 USD	(178,153)
Fresenius Medical Care AG & Co. KgaA	07/07/16	Morgan Stanley Capital Services LLC	2,941,743 EUR	(6,049)
Givaudan REG	12/27/16	Credit Suisse Securities (Europe) Limited	277,538 CHF	(18,247)
Groupon, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	6,377,319 USD	—
Groupon, Inc.	05/24/17	Morgan Stanley Capital Services LLC	5,125,117 USD	—
HSBC Holdings PLC	12/19/16	Credit Suisse Securities (Europe) Limited	6,397,814 GBP	(499,811)
iBoxx Liquid High Yield	09/20/16	JPMorgan Chase Bank, N.A.	5,005,000 USD	17,546
International Business Machines Corp.	05/24/17	Morgan Stanley Capital Services LLC	10,971,161 USD	(80,092)
International Business Machines Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	6,685,220 USD	(48,804)
iShares MSCI ACWI ETF	05/15/17	Morgan Stanley Capital Services LLC	124,730 USD	(671,509)
iShares MSCI Brazil Capped ETF	08/25/16	Credit Suisse Securities (Europe) Limited	2,398,184 USD	(307,068)
Italcementi SpA	06/26/17	Credit Suisse Securities (Europe) Limited	1,158,141 EUR	(17,268)
J.C. Penney Co., Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,601,230 USD	(228,581)
J.C. Penney Co., Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,322,757 USD	(210,906)
K S AG REG	11/07/16	Credit Suisse Securities (Europe) Limited	1,647,796 EUR	146,695
K S AG REG	05/24/17	Morgan Stanley Capital Services LLC	2,128,949 EUR	189,529
KOSPI 200 Index	09/08/16	Morgan Stanley Capital Services LLC	8,064,046,250 KRW	109,321
L’Oreal	12/19/16	Credit Suisse Securities (Europe) Limited	1,133,578 EUR	(88,458)
Mattel, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	7,824,134 USD	66,937
Mattel, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,135,760 USD	18,272
Mosaic Co.	05/24/17	Morgan Stanley Capital Services LLC	15,489,201 USD	70,673
Mosaic Co.	10/25/16	Credit Suisse Securities (Europe) Limited	3,008,141 USD	13,725
MSCI AC World Daily	05/15/17	Morgan Stanley Capital Services LLC	49,631 USD	(138,927)
Nestle SA REG	12/27/16	Credit Suisse Securities (Europe) Limited	763,529 CHF	(56,328)
NN Group NV	12/19/16	Credit Suisse Securities (Europe) Limited	1,837,163 EUR	91,494
Oracle Corp.	05/24/17	Morgan Stanley Capital Services LLC	8,467,117 USD	(132,194)
Philp Morris International	08/25/16	Credit Suisse Securities (Europe) Limited	2,798,471 USD	(58,132)
Pilgrim’s Pride Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	5,184,903 USD	(225,061)
Potash Corp. of Saskatchewan	10/25/16	Credit Suisse Securities (Europe) Limited	11,098,105 USD	292,756
Potash Corp. of Saskatchewan	05/24/17	Morgan Stanley Capital Services LLC	7,612,218 USD	200,802
Procter & Gamble Co.	10/25/16	Credit Suisse Securities (Europe) Limited	9,258,298 USD	(191,974)
Procter & Gamble Co.	05/24/17	Morgan Stanley Capital Services LLC	10,611,959 USD	(220,043)
Royal Bank of Scotland Group	12/19/16	Credit Suisse Securities (Europe) Limited	5,505 GBP	2,328
S&P Regional Banks Select Industry Index	05/15/17	Morgan Stanley Capital Services LLC	7,972 USD	(279,741)
S&P Regional Banks Select Industry Index	05/15/17	Morgan Stanley Capital Services LLC	439 USD	(6,054)
S&P Regional Banks Select Industry Index	05/15/17	Morgan Stanley Capital Services LLC	16,714 USD	(1,313,453)
Sainsbury (J) PLC	12/19/16	Credit Suisse Securities (Europe) Limited	1,494,526 GBP	(4,292)
Siemens AG REG	12/19/16	Credit Suisse Securities (Europe) Limited	3,526,170 EUR	(1,706)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sprint Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,205,029 USD	$(625,784)
Sprint Corp.	05/24/17	Morgan Stanley Capital Services LLC	5,448,568 USD	(1,063,837)
Standard Chartered PLC	12/19/16	Credit Suisse Securities (Europe) Limited	1,352,133 GBP	(9,913)
Stora Enso Oyj	11/07/16	Credit Suisse Securities (Europe) Limited	4,351,076 EUR	(64,745)
Stora Enso Oyj	05/24/17	Morgan Stanley Capital Services LLC	3,055,321 EUR	(45,464)
Storebrand ASA	11/13/17	Credit Suisse Securities (Europe) Limited	9,357,023 NOK	52,336
Swiss Life Holding AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	1,422,599 CHF	27,451
Target Corp.	05/24/17	Morgan Stanley Capital Services LLC	15,209,680 USD	(576,552)
Telefonica Brasil	08/25/16	Credit Suisse Securities (Europe) Limited	3,030,839 USD	(501,244)
Telefonica SA	12/20/16	Credit Suisse Securities (Europe) Limited	5,512,632 EUR	64,888
Telenor ASA	11/13/17	Credit Suisse Securities (Europe) Limited	3,419,975 NOK	(27,582)
Tesla Motors, Inc.	05/24/17	Morgan Stanley Capital Services LLC	18,420,583 USD	69,402
Twitter, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	6,346,510 USD	(377,768)
Twitter, Inc.	05/24/17	Morgan Stanley Capital Services LLC	18,432,188 USD	(1,097,154)
United States Steel Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	2,728,820 USD	120,662
United States Steel Corp.	05/24/17	Morgan Stanley Capital Services LLC	8,198,031 USD	362,498
UPM-Kymmene Oyj	11/07/16	Credit Suisse Securities (Europe) Limited	6,048,077 EUR	8,175
UPM-Kymmene Oyj	05/24/17	Morgan Stanley Capital Services LLC	5,972,988 EUR	8,074
Verizon Communications, Inc.	08/25/16	Credit Suisse Securities (Europe) Limited	1,179,102 USD	(49,099)
Vinci SA	12/19/16	Credit Suisse Securities (Europe) Limited	203,387 EUR	(3,930)
Vodacom Group Ltd.	11/27/17	Credit Suisse Securities (Europe) Limited	5,245,120 ZAR	(8,669)
Whole Foods Market, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	17,157,539 USD	(610,391)
Whole Foods Market, Inc.	05/24/17	Morgan Stanley Capital Services LLC	8,342,711 USD	(296,798)
Wynn Resorts Ltd.	05/24/17	Morgan Stanley Capital Services LLC	7,701,991 USD	830,845
Yelp, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,948,802 USD	(626,175)
Yelp, Inc.	05/24/17	Morgan Stanley Capital Services LLC	9,320,873 USD	(1,179,376)

Total Sells				$(11,848,011)

Total OTC Total Return Swaps Outstanding				$5,509,243

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2016

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month LIBOR	1.095%	04/06/20	Morgan Stanley & Co. LLC	3,000,000 USD	$(24,153)	$—	$(24,153)
Receives	Three-Month LIBOR	1.175%	02/24/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	(178,906)	—	(178,906)
Receives	Three-Month LIBOR	1.297%	08/13/18	Morgan Stanley & Co. LLC	5,500,000 USD	(63,319)	—	(63,319)
Receives	Three-Month LIBOR	1.620%	07/27/26	Morgan Stanley & Co. LLC	1,900,000 USD	(41,995)	4,658	(46,653)
Receives	Three-Month LIBOR	1.772%	10/25/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	(666,291)	—	(666,291)
Receives	Three-Month LIBOR	1.861%	12/11/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(526,237)	—	(526,237)
Receives	Three-Month LIBOR	1.919%	09/30/19	Morgan Stanley & Co. LLC	2,311,250 USD	(80,324)	—	(80,324)
Receives	Three-Month LIBOR	2.043%	10/27/25	Morgan Stanley & Co. LLC	3,900,000 USD	$(238,078)	$—	$(238,078)
Receives	Three-Month LIBOR	2.268%	01/26/26	Morgan Stanley & Co. LLC	2,000,000 USD	(163,488)	—	(163,488)
Receives	Three-Month LIBOR	2.304%	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	(200,307)	—	(200,307)
Receives	Three-Month LIBOR	2.331%	08/26/25	Morgan Stanley & Co. LLC	38,000,000 USD	(3,284,861)	—	(3,284,861)
Receives	Three-Month LIBOR	2.534%	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	(212,385)	—	(212,385)

Total Centrally Cleared Interest Rate Swaps Outstanding						$(5,680,344)	$4,658	$(5,685,002)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Abbreviation Legend:
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
LIBOR	London Interbank Offered Rate
LIF	New York Stock Exchange Euronext Liffe
MEFF	MEFF Renta Variable
MEXDER	Mexican Derivatives Exchange
MTN	Medium Term Note
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended June 30, 2016

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund is a non-diversified fund that commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Fund’s investment objective is to seek capital appreciation. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Fund’s assets directly. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Each of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invests, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. None of the Domestic Subsidiary III and Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2016 (Unaudited)

2. Significant Accounting Policies

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, and derivative financial instruments and other investments (together the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), which provides oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of June 30, 2016.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts.

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2016 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause an investment to be reclassified between Level 1, Level 2, or Level 3.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”) as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of June 30, 2016, certain foreign equity securities were classified in Level 2 as a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

Short-term investments, such as money market funds, are valued at the closing price reported by the fund sponsor from an actively traded exchange. These securities are categorized as Level 1 within the fair value hierarchy.

OTC Derivative Financial Instruments

Derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2016 (Unaudited)

Level 3 securities are valued by broker quotes or pricing services that may employ valuation techniques with unobservable inputs. At June 30, 2016, the values of these Level 3 securities for the Fund were $4,163,300. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investment in Investee Fund

The fair value of investments in Investee Funds is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If there is no quoted price available, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”).

Securities and Other Investments

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage-related securities (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”) and other securities that directly or indirectly represent a participation, or are secured by and payable from mortgage loans on real property. Mortgage related and other ABS represents interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although ABS and CMBS generally experience less prepayment risk than RMBS, each of RMBS, CMBS and ABS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s’ investments in ABS are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S. Government.

Mortgage-backed securities may be either pass-through securities or CMO. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMO are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by the Investment Adviser, it is possible that the Fund could lose all or substantially all of its investment.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2016 (Unaudited)

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from investments on securities sold short. A realized gain or loss is recognized when the short position is closed as a net realized gain or loss from investments on securities sold short.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2016, the face value of open reverse repurchase agreements for the Fund was $260,508,810.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

Securities Lending

The Fund may lend securities, through their agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investment in securities. Income from securities lending is included in investment income. As of June 30, 2016, the market value of securities loaned for the Fund amounted to $92,850,478 and the Fund had received cash collateral of $93,923,108. The market value of securities on loan are classified as common stock, corporate and convertible bonds and notes in the Fund’s Consolidated Schedule of Investments and as a component of investments in securities, at value. In addition, the value of the related collateral is shown separately as securities lending collateral payable. All of the security lending agreements are continuous.

The securities lending agreement entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2016 (Unaudited)

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

3. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g. inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts, are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund purchases and writes call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2016 (Unaudited)

requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The

Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2016 (Unaudited)

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed after the Fund’s Consolidated Schedule of Investments.

4. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of June 30, 2016.

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,354,016,337	$148,271,636	$—	$1,502,287,973
Asset-Backed Securities	—	420,715,220	—	420,715,220
Convertible Bonds	—	12,851,014	—	12,851,014
Bank Loans	—	4,860,496	1,425,459	6,285,955
Corporate Bonds & Notes	—	332,422,336	2,737,841	335,160,177
Sovereign Debt	—	212,508,355	—	212,508,355
Mortgage-Backed Securities	—	1,110,937,787	—	1,110,937,787
U.S. Government Sponsored Agency Securities	—	27,474,804	—	27,474,804
U.S. Treasury Obligations	—	99,733,579	—	99,733,579
Exchange-Traded Funds	64,481,278	—	—	64,481,278
Purchased Options	7,776,112	6,373,195	—	14,149,307
Short-Term Investment - Money Market Fund	511,794,620	—	—	511,794,620
Subtotal	$1,938,068,347	$2,376,148,422	$4,163,300	$4,318,380,069
Investments Valued at NAV				245,874,461
Total Investments in Securities				$4,564,254,530
Forward Foreign Currency Exchange Contracts	—	16,032,445	—	16,032,445
Futures Contracts	41,378,262	—	—	41,378,262
Centrally Cleared Credit Default Swaps	—	7,699,863	—	7,699,863
OTC Credit Default Swaps	—	19,546,211	—	19,546,211
OTC Total Return Swaps	—	35,349,455	—	35,349,455
Total Assets	$1,979,446,609	$2,454,776,396	$4,163,300	$4,684,260,766

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2016 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$1,107,973,528	$10,472,787	$—	$1,118,446,315
Options Written	629,598	317,780	—	947,378
Reverse Repurchase Agreements	—	261,117,944	—	261,117,944
Securities Lending Collateral Payable	—	93,923,108	—	93,923,108
Forward Foreign Currency Exchange Contracts	—	9,472,111	—	9,472,111
Futures Contracts	33,149,345	—	—	33,149,345
Centrally Cleared Credit Default Swaps	—	3,350,719	—	3,350,719
OTC Credit Default Swaps	—	7,724,870	—	7,724,870
OTC Total Return Swaps	—	29,840,212	—	29,840,212
Centrally Cleared Interest Rate Swaps	—	5,680,344	—	5,680,344
Total Liabilities	$1,141,752,471	$421,899,875	$—	$1,563,652,346

As a result of an amendment to fair value guidance, investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

During the period ended June 30, 2016, the amount of transfers from Level 1 to Level 2 was $103,134,040, $966,108 and $(2,601,794) for Common Stock, Exchange-Traded Options and Securities Sold Short, respectively, as a result of the Fair Value Trigger. As of March 31, 2016, no Fair Value Factor was applied as price movements did not meet the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 2. The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investment in Securities	Bank Loans	Corporate Bonds & Notes	Total
Balance as of March 31, 2016	$460,576	$—	$460,576
Transfers In	311,644	—	311,644
Transfers Out	(156,979)	—	(156,979)
Purchases	738,054	2,964,637	3,702,691
Sales	(19,515)	—	(19,515)
Amortization	35,036	—	35,036
Net realized gain (loss)	2,865	—	2,865
Net change in unrealized appreciation (depreciation)	53,778	(226,796)	(173,018)

Balance as of June 30, 2016	$1,425,459	$2,737,841	$4,163,300

Net change in unrealized appreciation (depreciation) related to investments still held as of June 30, 2016	$53,778	$(226,796)	$(173,018)

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of June 30, 2016.

Assets	Fair Value at June 30, 2016	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Corporate Bonds & Notes	$2,737,841	Broker-dealer Quotations	Indicative Bid	N/A
Bank Loans	1,425,459	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$4,163,300

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Alternative Investment Funds

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

August 24, 2016

By:	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

August 24, 2016